UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® 100 Index Fund

February 28, 2009

1.855576.101

HUN-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.1%
Ford Motor Co. (a)(d)	2,430,150	$ 4,860,300
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	1,133,810	59,241,573
Internet & Catalog Retail - 0.5%
Amazon.com, Inc.	327,169	21,197,280
Media - 2.3%
Comcast Corp. Class A	2,929,557	38,260,014
The Walt Disney Co.	1,883,023	31,578,296
Time Warner, Inc.	3,649,470	27,845,456
		97,683,766
Multiline Retail - 0.5%
Target Corp.	765,792	21,679,572
Specialty Retail - 1.4%
Home Depot, Inc.	1,724,766	36,030,362
Lowe's Companies, Inc.	1,491,016	23,617,693
		59,648,055
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	399,112	16,575,121
TOTAL CONSUMER DISCRETIONARY		280,885,667
CONSUMER STAPLES - 16.2%
Beverages - 3.7%
PepsiCo, Inc.	1,579,967	76,059,611
The Coca-Cola Co.	2,024,049	82,682,402
		158,742,013
Food & Staples Retailing - 4.5%
Costco Wholesale Corp.	439,117	18,592,214
CVS Caremark Corp.	1,461,054	37,607,530
Wal-Mart Stores, Inc.	2,274,503	111,996,528
Walgreen Co.	1,006,995	24,026,901
		192,223,173
Food Products - 1.3%
Campbell Soup Co.	209,298	5,602,907
H.J. Heinz Co.	319,876	10,450,349
Kraft Foods, Inc. Class A	1,494,523	34,045,234
Sara Lee Corp.	719,135	5,544,531
		55,643,021
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 4.1%
Colgate-Palmolive Co.	513,439	$ 30,898,759
Procter & Gamble Co.	3,037,316	146,307,512
		177,206,271
Personal Products - 0.2%
Avon Products, Inc.	433,666	7,628,185
Tobacco - 2.4%
Altria Group, Inc.	2,096,013	32,362,441
Philip Morris International, Inc.	2,058,004	68,881,394
		101,243,835
TOTAL CONSUMER STAPLES		692,686,498
ENERGY - 16.0%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	312,847	9,169,546
Halliburton Co.	909,204	14,829,117
National Oilwell Varco, Inc. (a)	424,539	11,347,927
Schlumberger Ltd. (NY Shares)	1,216,845	46,313,121
		81,659,711
Oil, Gas & Consumable Fuels - 14.1%
Chevron Corp.	2,066,913	125,482,288
ConocoPhillips	1,516,588	56,644,562
Devon Energy Corp.	449,438	19,626,957
Exxon Mobil Corp.	5,174,574	351,353,566
Occidental Petroleum Corp.	823,877	42,734,500
Williams Companies, Inc.	588,676	6,652,039
		602,493,912
TOTAL ENERGY		684,153,623
FINANCIALS - 7.5%
Capital Markets - 2.1%
Bank of New York Mellon Corp.	1,167,403	25,881,325
Goldman Sachs Group, Inc.	449,834	40,970,881
Morgan Stanley	1,080,341	21,109,863
		87,962,069
Commercial Banks - 1.9%
Regions Financial Corp.	703,917	2,407,396
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	1,784,906	$ 25,542,005
Wells Fargo & Co.	4,292,928	51,944,429
		79,893,830
Consumer Finance - 0.4%
American Express Co.	1,179,942	14,230,101
Capital One Financial Corp.	398,428	4,801,057
		19,031,158
Diversified Financial Services - 2.9%
Bank of America Corp.	6,504,304	25,692,001
Citigroup, Inc.	5,543,739	8,315,609
JPMorgan Chase & Co.	3,796,875	86,758,594
NYSE Euronext	269,581	4,550,527
		125,316,731
Insurance - 0.2%
Allstate Corp.	545,226	9,176,154
TOTAL FINANCIALS		321,379,942
HEALTH CARE - 15.8%
Biotechnology - 2.2%
Amgen, Inc. (a)	1,077,835	52,738,467
Gilead Sciences, Inc. (a)(d)	935,816	41,924,557
		94,663,024
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	630,890	32,118,610
Covidien Ltd.	512,280	16,223,908
Medtronic, Inc.	1,137,555	33,660,252
		82,002,770
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	1,228,687	24,143,700
Pharmaceuticals - 11.1%
Abbott Laboratories	1,578,402	74,721,551
Bristol-Myers Squibb Co.	2,013,832	37,074,647
Johnson & Johnson	2,822,528	141,126,400
Merck & Co., Inc.	2,150,732	52,047,714
Pfizer, Inc.	6,859,492	84,440,347
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	1,653,691	$ 28,757,686
Wyeth	1,354,502	55,290,772
		473,459,117
TOTAL HEALTH CARE		674,268,611
INDUSTRIALS - 8.6%
Aerospace & Defense - 3.2%
General Dynamics Corp.	396,587	17,378,442
Honeywell International, Inc.	738,841	19,823,104
Lockheed Martin Corp.	338,691	21,374,789
Raytheon Co.	421,224	16,836,323
The Boeing Co.	745,502	23,438,583
United Technologies Corp.	967,047	39,484,529
		138,335,770
Air Freight & Logistics - 1.3%
FedEx Corp.	316,622	13,681,237
United Parcel Service, Inc. Class B	1,012,388	41,690,138
		55,371,375
Industrial Conglomerates - 3.1%
3M Co.	704,934	32,046,300
General Electric Co.	10,684,837	90,927,963
Tyco International Ltd.	481,108	9,646,215
		132,620,478
Machinery - 0.3%
Caterpillar, Inc.	613,661	15,102,197
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp. (d)	285,561	16,782,420
Norfolk Southern Corp.	376,680	11,948,290
		28,730,710
TOTAL INDUSTRIALS		370,160,530
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	5,956,296	86,783,233
QUALCOMM, Inc.	1,684,088	56,299,062
		143,082,295
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 7.4%
Apple, Inc. (a)	904,301	$ 80,763,122
Dell, Inc. (a)	1,760,458	15,016,707
EMC Corp. (a)	2,076,029	21,798,305
Hewlett-Packard Co.	2,491,438	72,326,445
International Business Machines Corp.	1,366,681	125,775,652
		315,680,231
Internet Software & Services - 1.9%
Google, Inc. Class A (sub. vtg.) (a)	243,348	82,249,191
IT Services - 0.3%
MasterCard, Inc. Class A (d)	73,623	11,634,643
Office Electronics - 0.1%
Xerox Corp.	880,561	4,561,306
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	5,658,143	72,084,742
Texas Instruments, Inc.	1,318,835	18,925,282
		91,010,024
Software - 4.4%
Microsoft Corp.	7,782,430	125,686,245
Oracle Corp. (a)	3,985,103	61,928,501
		187,614,746
TOTAL INFORMATION TECHNOLOGY		835,832,436
MATERIALS - 0.8%
Chemicals - 0.6%
Dow Chemical Co.	939,748	6,728,596
E.I. du Pont de Nemours & Co. (d)	917,958	17,220,892
		23,949,488
Metals & Mining - 0.1%
Alcoa, Inc.	814,151	5,072,161
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	214,942	5,192,999
TOTAL MATERIALS		34,214,648
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	5,994,864	$ 142,497,917
Verizon Communications, Inc.	2,889,583	82,439,803
		224,937,720
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	2,906,180	9,561,332
TOTAL TELECOMMUNICATION SERVICES		234,499,052
UTILITIES - 1.9%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	410,531	11,515,395
Entergy Corp.	192,603	12,979,516
Exelon Corp.	669,294	31,604,063
Southern Co.	787,970	23,883,371
		79,982,345
TOTAL COMMON STOCKS (Cost $7,740,769,042)		4,208,063,352
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.31% to 1.56% 3/26/09 to 10/22/09 (e) (Cost $11,044,883)	$ 11,060,000	11,053,753
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.59% (b)	52,532,795	$ 52,532,795
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	59,597,700	59,597,700
TOTAL MONEY MARKET FUNDS (Cost $112,130,495)		112,130,495
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $7,863,944,420)		4,331,247,600
NET OTHER ASSETS - (1.3)%		(56,169,284)
NET ASSETS - 100%		$ 4,275,078,316
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
96 CME E-mini S&P 500 Index Contracts	March 2009	$ 3,524,160	$ (635,500)
346 CME S&P 500 Index Contracts	March 2009	63,508,300	(10,835,437)
TOTAL EQUITY INDEX CONTRACTS		$ 67,032,460	$ (11,470,937)

The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,053,854.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 142,841
Fidelity Securities Lending Cash Central Fund	184,020
Total	$ 326,861
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,331,247,600	$ 4,320,193,847	$ 11,053,753	$ -
Other Financial Instruments*	$ (11,470,937)	$ (11,470,937)	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $7,877,659,166. Net unrealized depreciation aggregated $3,546,411,566, of which $18,318,157 related to appreciated investment securities and $3,564,729,723 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

February 28, 2009

1.814098.104

EIF-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.1%
Amerigon, Inc. (a)	1,196	$ 3,433
Amerityre Corp. (a)	1,121	381
Ballard Power Systems, Inc. (a)	6,442	7,495
China Automotive Systems, Inc. (a)	1,032	2,683
Dorman Products, Inc. (a)	807	6,666
Exide Technologies (a)	3,641	11,870
Federal-Mogul Corp. Class A (a)	6,252	40,450
Fuel Systems Solutions, Inc. (a)	809	16,026
Gentex Corp.	6,758	54,064
Hayes Lemmerz International, Inc. (a)	5,313	266
Noble International Ltd.	1,804	469
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	5,256	3,469
Shiloh Industries, Inc.	545	861
SORL Auto Parts, Inc. (a)	874	1,215
Spartan Motors, Inc.	2,787	6,354
Strattec Security Corp.	130	1,275
Westport Innovations, Inc. (a)	1,400	5,723
Wonder Auto Technology, Inc. (a)	1,356	3,282
		165,982
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	2,112	12,799
Distributors - 0.1%
Aristotle Corp. (a)	920	3,137
Audiovox Corp. Class A (a)	1,524	4,267
Core-Mark Holding Co., Inc. (a)	900	15,399
LKQ Corp. (a)	7,169	96,782
		119,585
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	931	34,773
Apollo Group, Inc. Class A (non-vtg.) (a)	8,081	585,873
Capella Education Co. (a)	960	53,242
Career Education Corp. (a)	4,647	114,641
ChinaCast Education Corp. (a)	1,990	5,592
Coinstar, Inc. (a)	1,366	35,707
Collectors Universe, Inc.	712	2,549
Corinthian Colleges, Inc. (a)	4,400	86,680
Grand Canyon Education, Inc.	2,421	41,205
Learning Tree International, Inc. (a)	1,097	7,449
Lincoln Educational Services Corp. (a)	1,134	16,262
Matthews International Corp. Class A	1,601	55,619
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Princeton Review, Inc. (a)	1,476	$ 6,790
Steiner Leisure Ltd. (a)	790	19,916
Stewart Enterprises, Inc. Class A	4,222	9,795
Strayer Education, Inc.	714	121,202
		1,197,295
Hotels, Restaurants & Leisure - 1.2%
AFC Enterprises, Inc. (a)	1,210	5,082
Ambassadors Group, Inc.	1,175	8,871
Ambassadors International, Inc. (a)	433	186
Ameristar Casinos, Inc.	3,394	33,397
Benihana, Inc. (a)	188	391
Benihana, Inc. Class A (sub. vtg.) (a)	376	756
BJ's Restaurants, Inc. (a)	1,300	16,159
Bob Evans Farms, Inc.	1,461	26,985
Buffalo Wild Wings, Inc. (a)	820	25,313
California Pizza Kitchen, Inc. (a)	1,536	15,974
Caribou Coffee Co., Inc. (a)	738	1,210
Carrols Restaurant Group, Inc. (a)	1,153	3,171
Century Casinos, Inc. (a)	1,085	1,790
Churchill Downs, Inc.	794	23,836
Cosi, Inc. (a)	1,604	470
Cracker Barrel Old Country Store, Inc.	1,432	32,048
Ctrip.com International Ltd. sponsored ADR	3,315	66,300
Denny's Corp. (a)	5,557	8,891
Einstein Noah Restaurant Group, Inc. (a)	785	3,556
eLong, Inc. sponsored ADR (a)	893	4,599
Empire Resorts, Inc. (a)	1,916	1,878
Famous Dave's of America, Inc. (a)	251	678
FortuNet, Inc. (a)	463	704
Gaming Partners International Corp. (a)	597	3,743
Great Wolf Resorts, Inc. (a)	2,070	3,519
Home Inns & Hotels Management, Inc. sponsored ADR (a)	999	7,812
International Speedway Corp. Class A	1,576	30,464
Interval Leisure Group, Inc. (a)	2,750	11,000
Isle of Capri Casinos, Inc. (a)	1,679	4,836
Jack in the Box, Inc. (a)	2,800	54,432
Jamba, Inc. (a)	2,400	1,032
McCormick & Schmick's Seafood Restaurants (a)	992	2,282
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	5,333	15,092
Monarch Casino & Resort, Inc. (a)	1,053	7,676
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Morgans Hotel Group Co. (a)	1,579	$ 3,647
MTR Gaming Group, Inc. (a)	1,922	2,037
Multimedia Games, Inc. (a)	948	1,782
O'Charleys, Inc.	1,573	3,555
P.F. Chang's China Bistro, Inc. (a)	1,244	24,507
Panera Bread Co. Class A (a)	1,504	66,236
Papa John's International, Inc. (a)	1,764	39,073
Peet's Coffee & Tea, Inc. (a)	587	12,650
Penn National Gaming, Inc. (a)	4,467	85,275
PokerTek, Inc. (a)	568	483
Premier Exhibitions, Inc. (a)	1,302	1,042
Red Robin Gourmet Burgers, Inc. (a)	848	12,050
Rick's Cabaret International, Inc. (a)	524	1,588
Ruth's Chris Steak House, Inc. (a)	1,086	1,086
Scientific Games Corp. Class A (a)	4,818	50,974
Shuffle Master, Inc. (a)	3,060	9,058
Sonic Corp. (a)	3,025	27,225
Starbucks Corp. (a)	37,403	342,237
Texas Roadhouse, Inc. Class A (a)	3,521	28,872
The Cheesecake Factory, Inc. (a)	3,120	25,397
Town Sports International Holdings, Inc. (a)	1,521	2,936
Wynn Resorts Ltd. (a)(d)	5,753	120,525
Youbet.com, Inc. (a)	1,585	1,981
		1,288,349
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	931	894
California Coastal Communities, Inc. (a)	409	262
Cavco Industries, Inc. (a)	509	11,249
Craftmade International, Inc.	649	779
Dixie Group, Inc. (a)	767	1,043
Flexsteel Industries, Inc.	620	3,751
Garmin Ltd.	10,418	178,356
Helen of Troy Ltd. (a)	1,500	15,060
Hooker Furniture Corp.	696	4,802
iRobot Corp. (a)	1,378	10,859
Lifetime Brands, Inc.	536	761
Makita Corp. sponsored ADR	115	2,231
Palm Harbor Homes, Inc. (a)	1,659	4,214
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley Furniture Co., Inc.	624	$ 4,992
Universal Electronics, Inc. (a)	813	12,658
		251,911
Internet & Catalog Retail - 1.9%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	2,324
Amazon.com, Inc.	21,803	1,412,616
Bidz.com, Inc. (a)	971	2,874
Blue Nile, Inc. (a)(d)	783	18,690
dELiA*s, Inc. (a)	2,226	3,673
Drugstore.com, Inc. (a)	4,018	3,455
Expedia, Inc. (a)	13,529	107,826
Gaiam, Inc. Class A (a)	839	2,542
Hollywood Media Corp. (a)	1,921	1,345
HSN, Inc. (a)	2,707	11,559
Liberty Media Corp. - Interactive Series A (a)	31,759	102,899
Netflix, Inc. (a)(d)	3,022	109,215
NutriSystem, Inc. (d)	1,363	17,583
Overstock.com, Inc. (a)	1,236	10,073
PetMed Express, Inc. (a)	1,380	19,016
Priceline.com, Inc. (a)(d)	2,102	178,376
Shutterfly, Inc. (a)	1,217	9,773
Stamps.com, Inc. (a)	989	8,228
Ticketmaster Entertainment, Inc. (a)	2,926	14,308
US Auto Parts Network, Inc. (a)	1,277	1,609
ValueVision Media, Inc. Class A (a)	2,128	543
		2,038,527
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	607	2,100
Escalade, Inc.	749	307
Gametech International, Inc. (a)	660	587
JAKKS Pacific, Inc. (a)	1,647	20,867
Johnson Outdoors, Inc. Class A	771	3,662
Pool Corp.	2,364	31,370
RC2 Corp. (a)	868	4,071
Smith & Wesson Holding Corp. (a)	1,759	6,737
		69,701
Media - 4.9%
AirMedia Group, Inc. ADR (a)	1,897	7,569
Alloy, Inc. (a)	1,582	6,613
Ascent Media Corp. (a)	659	15,454
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Beasley Broadcast Group, Inc. Class A	689	$ 765
Carmike Cinemas, Inc.	861	1,524
Central European Media Enterprises Ltd. Class A (a)	1,757	11,175
Charter Communications, Inc. Class A (a)	20,245	466
CKX, Inc. (a)	4,863	16,875
Comcast Corp.:
Class A	105,339	1,375,727
Class A (special) (non-vtg.)	41,200	500,580
Crown Media Holdings, Inc. Class A (a)(d)	3,856	6,324
CTC Media, Inc. (a)	7,770	26,729
Cumulus Media, Inc. Class A (a)	2,009	3,335
Discovery Communications, Inc. (a)	6,822	105,809
Discovery Communications, Inc. Class C (a)	7,661	112,463
DISH Network Corp. Class A (a)	10,366	116,618
DreamWorks Animation SKG, Inc. Class A (a)	4,000	77,160
EDCI Holdings, Inc. (a)	137	596
Emmis Communications Corp. Class A (a)	2,486	768
Fisher Communications, Inc.	612	6,016
Focus Media Holding Ltd. ADR (a)(d)	6,271	43,583
Global Sources Ltd.	2,121	8,972
Global Traffic Network, Inc. (a)	1,198	4,936
Harris Interactive, Inc. (a)	4,199	1,680
IMAX Corp. (a)	2,532	10,204
Knology, Inc. (a)	2,008	7,992
Lakes Entertainment, Inc. (a)	1,385	3,407
Lamar Advertising Co. Class A (a)	3,599	24,905
Liberty Global, Inc.:
Class A (a)	7,448	91,387
Class B (a)	234	2,223
Class C (a)	7,332	87,177
Liberty Media Corp.:
- Capital Series A (a)	5,143	26,435
- Entertainment Class A (a)	25,890	448,415
LodgeNet Entertainment Corp. (a)	1,154	739
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,583	5,430
Mediacom Communications Corp. Class A (a)	3,246	12,659
Morningstar, Inc. (a)(d)	2,417	67,434
National CineMedia, Inc.	2,072	22,792
Navarre Corp. (a)	871	340
Net Servicos de Comunicacao SA sponsored ADR (d)	1,744	10,865
New Frontier Media, Inc.	1,084	1,550
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp.:
Class A	92,300	$ 513,188
Class B (d)	40,600	254,156
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	770
Outdoor Channel Holdings, Inc. (a)	1,940	7,876
Private Media Group, Inc. (a)	2,365	2,436
Radio One, Inc. Class D (non-vtg.) (a)	3,233	1,132
RCN Corp. (a)	1,801	7,726
Regent Communication, Inc. (a)	1,974	257
Rentrak Corp. (a)	552	5,796
RRSat Global Communications Network Ltd.	1,101	12,111
Salem Communications Corp. Class A (a)	1,009	505
Scholastic Corp.	1,766	19,444
Sinclair Broadcast Group, Inc. Class A	2,661	2,980
Sirius XM Radio, Inc. (a)	218,213	34,914
Spanish Broadcasting System, Inc. Class A (a)	1,167	128
The DIRECTV Group, Inc. (a)	53,117	1,059,153
Thomson Reuters PLC ADR	113	14,047
Value Line, Inc.	658	19,766
Virgin Media, Inc.	16,195	77,412
VisionChina Media, Inc. ADR (a)(d)	2,158	13,077
WPP PLC sponsored ADR	1,012	26,170
WPT Enterprises, Inc. (a)	1,455	611
Xinhua Finance Media Ltd. sponsored ADR (a)	1,611	725
		5,350,071
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	4,558	176,942
Fred's, Inc. Class A	2,231	20,548
Sears Holdings Corp. (a)(d)	6,255	229,934
The Bon-Ton Stores, Inc. (d)	647	932
Tuesday Morning Corp. (a)	2,430	2,138
		430,494
Specialty Retail - 1.9%
A.C. Moore Arts & Crafts, Inc. (a)	1,286	1,736
America's Car Mart, Inc. (a)	568	6,237
bebe Stores, Inc.	4,299	22,183
Bed Bath & Beyond, Inc. (a)	13,062	278,221
Big 5 Sporting Goods Corp.	1,019	5,340
Books-A-Million, Inc.	669	1,706
Cache, Inc. (a)	659	1,114
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Casual Male Retail Group, Inc. (a)	2,971	$ 891
Charlotte Russe Holding, Inc. (a)	1,047	5,507
Charming Shoppes, Inc. (a)	6,447	4,513
Citi Trends, Inc. (a)	548	6,686
Coldwater Creek, Inc. (a)	5,108	8,633
Conn's, Inc. (a)(d)	1,055	12,977
Cost Plus, Inc. (a)	788	559
Destination Maternity Corp. (a)	235	1,699
Dress Barn, Inc. (a)(d)	3,384	33,569
Eddie Bauer Holdings, Inc. (a)	1,788	1,091
Finish Line, Inc. Class A	2,731	11,334
Gander Mountain Co. (a)	416	765
Golfsmith International Holdings, Inc. (a)	629	623
Gymboree Corp. (a)	1,611	41,435
Hastings Entertainment, Inc. (a)	1,374	3,284
Hibbett Sports, Inc. (a)	1,530	21,451
Hot Topic, Inc. (a)	2,522	22,395
Jos. A. Bank Clothiers, Inc. (a)	819	18,509
Kirkland's, Inc. (a)	622	1,810
Monro Muffler Brake, Inc.	1,116	26,259
O'Reilly Automotive, Inc. (a)	6,737	224,746
Pacific Sunwear of California, Inc. (a)	3,244	4,574
PetSmart, Inc.	6,335	126,953
Pomeroy IT Solutions, Inc. (a)	627	2,257
Rent-A-Center, Inc. (a)	3,609	63,230
Ross Stores, Inc.	6,782	200,205
Select Comfort Corp. (a)	1,965	550
Shoe Carnival, Inc. (a)	605	4,144
Staples, Inc.	36,081	575,492
Stein Mart, Inc. (a)	1,819	2,183
The Children's Place Retail Stores, Inc. (a)	1,408	25,738
The Walking Co. Holdings, Inc. (a)	428	432
Tractor Supply Co. (a)	1,767	55,201
Trans World Entertainment Corp. (a)	1,445	939
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,956	16,554
Urban Outfitters, Inc. (a)	8,327	138,561
West Marine, Inc. (a)	829	4,087
Wet Seal, Inc. Class A (a)	4,923	12,308
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Winmark Corp. (a)	446	$ 4,576
Zumiez, Inc. (a)	1,415	11,164
		2,014,421
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	583	8,127
Columbia Sportswear Co. (d)	1,960	53,155
Crocs, Inc. (a)	4,149	5,062
Deckers Outdoor Corp. (a)	657	27,114
FGX International Ltd. (a)	1,543	13,085
Fossil, Inc. (a)	3,243	40,927
Fuqi International, Inc.	1,433	5,818
G-III Apparel Group Ltd. (a)	990	3,366
Heelys, Inc.	1,200	2,208
Iconix Brand Group, Inc. (a)	3,086	24,997
K-Swiss, Inc. Class A	1,700	16,932
LJ International, Inc. (a)	1,100	572
Lululemon Athletica, Inc. (a)(d)	3,300	18,876
Perry Ellis International, Inc. (a)	1,086	5,148
Rocky Brands, Inc. (a)	112	323
Steven Madden Ltd. (a)	1,081	17,534
Tandy Brands Accessories, Inc.	905	1,720
True Religion Apparel, Inc. (a)	1,300	13,286
Volcom, Inc. (a)	1,724	13,723
Wacoal Holdings Corp. sponsored ADR	219	12,952
Weyco Group, Inc.	696	15,256
		300,181
TOTAL CONSUMER DISCRETIONARY		13,239,316
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Central European Distribution Corp. (a)(d)	2,535	16,908
Coca-Cola Bottling Co. Consolidated	420	18,375
Hansen Natural Corp. (a)	4,707	156,649
Jones Soda Co. (a)	1,719	1,324
MGP Ingredients, Inc.	535	310
National Beverage Corp. (a)	2,629	21,505
		215,071
Food & Staples Retailing - 1.2%
Andersons, Inc.	798	9,863
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Arden Group, Inc. Class A	165	$ 17,087
Casey's General Stores, Inc.	2,462	49,018
Costco Wholesale Corp.	21,878	926,315
Ingles Markets, Inc. Class A	792	10,755
Nash-Finch Co.	673	23,447
Pricesmart, Inc.	1,592	26,618
Spartan Stores, Inc.	1,000	15,300
Susser Holdings Corp. (a)	716	7,181
The Pantry, Inc. (a)	1,114	17,222
United Natural Foods, Inc. (a)	2,084	31,010
Village Super Market, Inc. Class A	428	11,196
Whole Foods Market, Inc. (d)	7,266	88,282
Winn-Dixie Stores, Inc. (a)	2,651	25,635
		1,258,929
Food Products - 0.4%
AgFeed Industries, Inc. (a)	1,924	2,136
Alico, Inc.	403	10,470
American Italian Pasta Co. Class A (a)	951	29,186
Bridgford Foods Corp. (a)	433	1,173
Cal-Maine Foods, Inc.	987	21,990
Calavo Growers, Inc.	1,103	13,082
Cresud S.A.C.I.F. y A. sponsored ADR	2,244	16,089
Diamond Foods, Inc.	793	17,010
Farmer Brothers Co.	1,034	17,774
Green Mountain Coffee Roasters, Inc. (a)	1,176	43,924
Griffin Land & Nurseries, Inc.	256	6,725
Hain Celestial Group, Inc. (a)	1,938	27,287
Imperial Sugar Co.	582	3,702
J&J Snack Foods Corp.	895	28,255
John B. Sanfilippo & Son, Inc. (a)	308	1,848
Lancaster Colony Corp.	1,659	64,502
Lance, Inc.	1,683	36,706
Lifeway Foods, Inc. (a)	1,041	8,630
Origin Agritech Ltd. (a)	627	1,129
Sanderson Farms, Inc.	938	32,389
Smart Balance, Inc. (a)	3,265	19,133
SunOpta, Inc. (a)	4,632	5,188
Synutra International, Inc. (a)(d)	2,607	17,180
Zhongpin, Inc. (a)	2,040	17,340
		442,848
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,189	$ 8,727
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,000	14,940
WD-40 Co.	814	20,033
		43,700
Personal Products - 0.1%
Bare Escentuals, Inc. (a)	4,373	13,819
Chattem, Inc. (a)	949	60,195
China Sky One Medical, Inc. (a)	951	10,461
Elizabeth Arden, Inc. (a)	1,487	8,238
Inter Parfums, Inc.	1,545	8,436
Mannatech, Inc. (d)	1,708	5,961
Nutraceutical International Corp. (a)	889	6,890
Parlux Fragrances, Inc. (a)	684	581
Physicians Formula Holdings, Inc. (a)	1,230	2,878
Reliv International, Inc.	923	4,486
USANA Health Sciences, Inc. (a)	763	15,283
		137,228
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,889	11,239
TOTAL CONSUMER STAPLES		2,109,015
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Acergy SA sponsored ADR	2,091	10,790
Bronco Drilling Co., Inc. (a)	1,816	7,373
Dawson Geophysical Co. (a)	361	4,408
ENGlobal Corp. (a)	1,250	3,650
Exterran Partners LP	503	6,162
Global Industries Ltd. (a)	5,374	16,982
Gulf Island Fabrication, Inc.	672	5,954
Hercules Offshore, Inc. (a)	5,079	7,314
Lufkin Industries, Inc.	719	23,619
Matrix Service Co. (a)	1,195	8,317
Mitcham Industries, Inc. (a)	452	1,519
Omni Energy Services Corp. (a)	884	610
OYO Geospace Corp. (a)	311	3,499
Patterson-UTI Energy, Inc.	7,596	65,250
PHI, Inc. (non-vtg.) (a)	828	7,220
Superior Well Services, Inc. (a)	1,258	7,234
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
T-3 Energy Services, Inc. (a)	650	$ 7,157
Tesco Corp. (a)	1,869	14,335
TGC Industries, Inc.	1,140	2,223
Trico Marine Services, Inc. (a)	800	2,616
Union Drilling, Inc. (a)	1,261	4,325
		210,557
Oil, Gas & Consumable Fuels - 0.8%
Alliance Holdings GP, LP	3,074	45,587
Alliance Resource Partners LP	1,997	52,861
APCO Argentina, Inc.	1,412	22,578
Approach Resources, Inc. (a)	1,152	7,741
Atlas America, Inc.	1,994	20,060
ATP Oil & Gas Corp. (a)	1,709	5,964
BreitBurn Energy Partners LP	2,636	16,475
Brigham Exploration Co. (a)	2,105	2,800
Calumet Specialty Products Partners LP	793	9,572
Capital Product Partners LP	1,372	9,302
Carrizo Oil & Gas, Inc. (a)	1,903	20,248
Clayton Williams Energy, Inc. (a)	702	17,592
Clean Energy Fuels Corp. (a)	2,200	12,518
Copano Energy LLC	2,484	35,322
CREDO Petroleum Corp. (a)	469	3,297
Crosstex Energy LP	2,450	8,477
Crosstex Energy, Inc.	2,275	5,096
Dampskibsselskabet TORM AS sponsored ADR	347	3,106
Delta Petroleum Corp. (a)	4,941	10,178
Dorchester Minerals LP	1,603	26,145
Double Eagle Petroleum Co. (a)	564	2,076
Eagle Rock Energy Partners LP	3,095	14,392
Energy XXI (Bermuda) Ltd.	6,854	2,399
EV Energy Partners LP	890	13,136
FX Energy, Inc. (a)	1,820	5,496
Geomet, Inc. (a)	2,493	2,543
Georesources, Inc. (a)	687	4,239
GMX Resources, Inc. (a)	1,111	19,165
Golar LNG Ltd. (NASDAQ)	3,967	17,336
Green Plains Renewable Energy, Inc. (a)	167	234
Gulfport Energy Corp. (a)	1,858	4,143
Hiland Holdings GP LP	929	2,573
Hiland Partners LP	290	2,152
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Inergy Holdings LP	1,219	$ 33,986
Inergy LP	2,836	63,867
Ivanhoe Energy, Inc. (a)	12,943	7,224
James River Coal Co. (a)	1,234	13,562
Knightsbridge Tankers Ltd.	1,204	15,857
Legacy Reserves LP	1,546	16,388
Linn Energy LLC	6,032	90,540
Marine Petroleum Trust	475	8,460
Martin Midstream Partners LP	712	13,250
NGAS Resources, Inc. (a)	1,100	1,144
Pacific Ethanol, Inc. (a)	1,754	596
Parallel Petroleum Corp. (a)	1,957	2,368
Petroleum Development Corp. (a)	704	8,518
PrimeEnergy Corp. (a)	168	5,082
Quest Resource Corp. (a)	2,097	505
Ram Energy Resources, Inc. (a)	3,575	1,788
Regency Energy Partners LP	2,985	30,656
Rex Energy Corp. (a)	1,792	2,634
Rosetta Resources, Inc. (a)	2,777	14,135
StealthGas, Inc.	1,288	7,071
Syntroleum Corp. (a)	2,008	1,606
Targa Resources Partners LP	1,652	13,976
TC Pipelines LP	2,002	51,792
TEL Offshore Trust	435	2,153
Top Ships, Inc. (a)	1,897	2,390
Toreador Resources Corp. (d)	1,924	4,714
TransGlobe Energy Corp. (a)	2,800	7,417
TXCO Resources, Inc. (a)	1,800	2,754
Uranium Resources, Inc. (a)	2,300	1,150
Verenium Corp. (a)(d)	2,561	968
Warren Resources, Inc. (a)	3,124	2,031
		853,385
TOTAL ENERGY		1,063,942
FINANCIALS - 8.7%
Capital Markets - 2.3%
American Capital Ltd. (d)	10,315	13,925
BGC Partners, Inc. Class A	2,546	4,354
Broadpoint Securities Group, Inc. (a)	3,903	9,367
Calamos Asset Management, Inc. Class A	978	3,374
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Capital Southwest Corp.	223	$ 14,642
Charles Schwab Corp.	58,584	744,603
Cowen Group, Inc. (a)	832	3,378
Diamond Hill Investment Group, Inc.	178	7,116
E*TRADE Financial Corp. (a)	26,969	21,575
Epoch Holding Corp.	1,309	6,440
FBR Capital Markets Corp. (a)	3,144	6,602
FCStone Group, Inc. (a)	1,460	2,394
FirstCity Financial Corp. (a)	1,173	1,607
GFI Group, Inc.	5,532	12,392
Harris & Harris Group, Inc. (a)	1,045	3,281
International Assets Holding Corp. (a)	462	3,557
Knight Capital Group, Inc. Class A (a)	4,428	77,889
Northern Trust Corp.	11,350	630,493
optionsXpress Holdings, Inc.	2,823	27,863
Penson Worldwide, Inc. (a)	1,030	4,944
Prospect Capital Corp.	1,603	12,968
Sanders Morris Harris Group, Inc.	1,380	5,879
SEI Investments Co.	9,541	112,965
Siebert Financial Corp.	2,067	3,803
T. Rowe Price Group, Inc.	13,062	297,030
TD Ameritrade Holding Corp. (a)	29,945	355,447
thinkorswim Group, Inc. (a)	3,127	24,609
Thomas Weisel Partners Group, Inc. (a)	2,194	6,450
TradeStation Group, Inc. (a)	2,552	13,628
U.S. Global Investments, Inc. Class A	870	3,350
		2,435,925
Commercial Banks - 2.6%
1st Source Corp.	1,276	22,815
Alliance Financial Corp.	376	7,516
Amcore Financial, Inc.	1,070	1,177
American National Bankshares, Inc.	549	8,400
American River Bankshares	684	5,540
AmericanWest Bancorp	569	245
Ameris Bancorp	898	4,463
AmeriServ Financial, Inc.	1,045	1,965
Ames National Corp.	710	11,388
Appalachian Bancshares, Inc. (a)	419	733
Arrow Financial Corp.	826	19,461
Associated Banc-Corp.	6,410	92,689
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BancFirst Corp.	826	$ 28,819
Bancorp Rhode Island, Inc.	498	9,089
Bancorp, Inc., Delaware (a)	516	1,481
BancTrust Financial Group, Inc.	1,124	6,856
Bank of Florida Corp. (a)	413	1,119
Bank of Granite Corp.	972	1,944
Bank of Marin Bancorp	303	5,454
Bank of the Ozarks, Inc.	911	18,903
Banner Corp.	1,305	3,654
BNC Bancorp (d)	475	2,613
BOK Financial Corp.	3,551	106,885
Boston Private Financial Holdings, Inc.	3,646	12,652
Bridge Capital Holdings (a)	707	3,641
Bryn Mawr Bank Corp.	785	11,814
Cadence Financial Corp.	596	2,116
Camden National Corp.	508	11,333
Capital Bank Corp.	729	3,944
Capital City Bank Group, Inc.	991	12,021
Cardinal Financial Corp.	1,972	11,240
Cascade Bancorp (d)	2,416	2,174
Cascade Financial Corp.	1,011	2,416
Cathay General Bancorp	2,512	24,417
Center Bancorp, Inc.	578	4,503
Center Financial Corp., California	793	2,339
Centerstate Banks of Florida, Inc.	583	6,640
Century Bancorp, Inc. Class A (non-vtg.)	318	5,438
Chemical Financial Corp.	1,365	26,099
Chicopee Bancorp, Inc. (a)	716	7,840
Citizens & Northern Corp.	489	7,389
Citizens Banking Corp., Michigan	6,427	4,820
City Bank Lynnwood, Washington	1,023	1,749
City Holding Co.	826	21,658
CNB Financial Corp., Pennsylvania	587	5,166
CoBiz, Inc.	1,170	5,522
Colony Bankcorp, Inc.	217	1,302
Columbia Bancorp, Oregon	853	785
Columbia Banking Systems, Inc.	1,024	7,997
Commerce Bancshares, Inc.	3,794	131,766
Commonwealth Bankshares, Inc.	311	1,511
Community Bancorp (a)(d)	420	378
Community Trust Bancorp, Inc.	692	17,930
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Community Valley Bancorp	207	$ 727
CVB Financial Corp.	4,185	29,379
Dearborn Bancorp, Inc. (a)	465	651
Eagle Bancorp, Inc., Maryland	583	3,148
East West Bancorp, Inc.	3,240	23,036
Eastern Virgina Bankshares, Inc.	469	4,305
Enterprise Financial Services Corp.	830	7,619
EuroBancshares, Inc. (a)	1,284	835
Fidelity Southern Corp.	446	785
Fifth Third Bancorp	29,529	62,306
Financial Institutions, Inc.	990	3,267
First Bancorp, North Carolina	705	7,276
First Busey Corp. (d)	2,024	14,168
First Citizen Bancshares, Inc.	431	46,121
First Community Bancshares, Inc.	715	8,401
First Financial Bancorp, Ohio	2,057	15,818
First Financial Bankshares, Inc.	1,040	44,741
First Financial Corp., Indiana	705	22,842
First M&F Corp.	312	1,881
First Mariner Bancorp, Inc. (a)	782	500
First Merchants Corp.	857	8,613
First Midwest Bancorp, Inc., Delaware	2,479	18,642
First of Long Island Corp.	572	12,012
First Regional Bancorp (a)	783	556
First Security Group, Inc.	566	1,981
First South Bancorp, Inc., Virginia	619	3,726
First State Bancorp.	1,395	1,395
First United Corp.	493	5,670
Firstbank Corp., Michigan	489	2,543
FirstMerit Corp.	4,119	60,590
FNB Corp., North Carolina	602	1,445
Frontier Financial Corp., Washington (d)	2,673	4,143
Fulton Financial Corp.	9,015	56,073
German American Bancorp, Inc.	686	7,752
Glacier Bancorp, Inc.	2,922	44,970
Great Southern Bancorp, Inc.	844	9,782
Green Bankshares, Inc.	802	5,734
Grupo Financiero Galicia SA sponsored ADR (a)(d)	2,672	5,184
Guaranty Bancorp (a)	2,883	4,440
Hampton Roads Bankshares, Inc. (d)	1,999	12,974
Hancock Holding Co.	1,547	43,873
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Hanmi Financial Corp.	4,037	$ 4,764
Harleysville National Corp., Pennsylvania	2,331	15,711
Hawthorn Bancshares, Inc.	288	2,975
Heartland Financial USA, Inc.	917	10,371
Heritage Commerce Corp.	500	2,450
Heritage Financial Corp., Washington	369	4,225
Home Bancshares, Inc.	1,014	18,556
Horizon Financial Corp.	950	2,252
Huntington Bancshares, Inc. (d)	18,845	27,514
IBERIABANK Corp.	807	34,862
Independent Bank Corp., Massachusetts	752	11,024
Independent Bank Corp., Michigan	1,341	1,676
Integra Bank Corp.	932	932
International Bancshares Corp.	3,351	33,544
Intervest Bancshares Corp. Class A	539	1,277
Investors Bancorp, Inc. (a)	5,338	38,220
Lakeland Bancorp, Inc.	1,703	11,274
Lakeland Financial Corp.	764	13,332
LNB Bancorp, Inc.	836	4,397
Macatawa Bank Corp.	639	1,118
MainSource Financial Group, Inc.	1,206	6,742
MB Financial, Inc.	1,710	22,196
MBT Financial Corp.	578	1,012
Mercantile Bank Corp.	476	1,856
Merchants Bancshares, Inc.	610	11,889
Metrocorp Bancshares, Inc.	399	1,141
Middleburg Financial Corp.	329	3,767
Midwest Banc Holdings, Inc.	1,241	1,253
Nara Bancorp, Inc.	1,677	4,478
National Bankshares, Inc.	287	5,387
National Penn Bancshares, Inc.	3,941	29,203
NBT Bancorp, Inc.	1,572	30,890
NewBridge Bancorp	1,464	1,918
North Valley Bancorp	582	1,793
Northern States Financial Corp.	462	878
Northfield Bancorp, Inc.	2,386	23,765
Northrim Bancorp, Inc.	360	2,905
Old Point Financial Corp.	453	6,954
Old Second Bancorp, Inc. (d)	929	5,658
PAB Bankshares, Inc.	579	1,187
Pacific Capital Bancorp	2,273	16,457
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pacific Continental Corp.	508	$ 5,710
Pacific Mercantile Bancorp	562	1,945
PacWest Bancorp	1,312	17,948
Patriot National Bancorp, Inc.	549	2,196
Peapack-Gladstone Financial Corp.	520	8,138
Penns Woods Bancorp, Inc.	361	8,845
Pennsylvania Communication Bancorp, Inc. (a)	500	7,325
Peoples Bancorp, Inc.	541	4,988
Pinnacle Financial Partners, Inc. (a)	1,358	26,943
Popular, Inc. (d)	13,821	31,097
Preferred Bank, Los Angeles California	632	3,394
PremierWest Bancorp	1,425	4,332
PrivateBancorp, Inc.	1,696	21,132
Prosperity Bancshares, Inc.	2,360	60,227
Provident Bankshares Corp.	1,647	9,800
Renasant Corp.	1,049	11,298
Republic Bancorp, Inc., Kentucky Class A	905	16,951
Republic First Bancorp, Inc. (a)	530	3,042
Royal Bancshares of Pennsylvania, Inc. Class A	504	1,865
Rurban Financial Corp.	723	6,073
S&T Bancorp, Inc. (d)	1,349	30,609
S.Y. Bancorp, Inc.	565	13,340
Sandy Spring Bancorp, Inc.	894	9,602
SCBT Financial Corp.	710	14,200
Seacoast Banking Corp., Florida	1,020	3,947
Security Bank Corp., Georgia (d)	948	370
Shore Bancshares, Inc.	765	8,897
Sierra Bancorp	727	4,602
Signature Bank, New York (a)	1,693	42,342
Silver State Bancorp (a)	100	0
Simmons First National Corp. Class A	784	20,070
Smithtown Bancorp, Inc.	908	10,151
South Financial Group, Inc.	3,652	4,602
Southcoast Financial Corp. (a)	534	2,323
Southern Community Financial Corp.	910	2,921
Southside Bancshares, Inc.	753	13,117
Southwest Bancorp, Inc., Oklahoma	811	7,948
State Bancorp, Inc., New York	646	3,230
StellarOne Corp. (d)	1,399	17,446
Sterling Bancshares, Inc.	4,208	22,934
Sterling Financial Corp., Washington (d)	2,417	3,311
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Suffolk Bancorp	413	$ 10,742
Summit Financial Group, Inc.	583	4,454
Sun Bancorp, Inc., New Jersey	1,317	5,782
Superior Bancorp	529	1,270
Susquehanna Bancshares, Inc., Pennsylvania	4,605	40,386
SVB Financial Group (a)	1,610	26,324
Taylor Capital Group, Inc.	670	2,673
Temecula Valley Bancorp, Inc.	461	138
Tennessee Commerce Bancorp, Inc. (a)	494	3,853
Texas Capital Bancshares, Inc. (a)	1,454	14,162
The First Bancorp, Inc.	596	6,943
TIB Financial Corp. (d)	797	3,387
TowneBank	1,100	14,729
Trico Bancshares	1,021	13,467
Trustmark Corp.	2,846	50,630
UCBH Holdings, Inc.	5,813	9,301
UMB Financial Corp.	2,087	79,160
Umpqua Holdings Corp.	2,947	25,050
Union Bankshares Corp.	660	8,217
United Bankshares, Inc., West Virginia (d)	2,232	34,373
United Community Banks, Inc., Georgia (d)	2,815	9,740
United Security Bancshares, Inc.	450	6,305
United Security Bancshares, California (d)	912	4,843
Univest Corp. of Pennsylvania	760	15,170
Virginia Commerce Bancorp, Inc.	1,689	6,739
VIST Financial Corp.	512	3,953
Washington Banking Co., Oak Harbor	401	2,723
Washington Trust Bancorp, Inc.	961	13,646
WesBanco, Inc.	1,500	26,595
West Bancorp., Inc.	862	5,258
West Coast Bancorp, Oregon	948	1,242
Westamerica Bancorp.	1,361	54,263
Whitney Holding Corp.	3,471	38,355
Wilshire Bancorp, Inc.	1,594	7,587
Wintrust Financial Corp.	1,429	17,805
Yadkin Valley Financial Corp.	667	3,042
Zions Bancorp	5,770	54,065
		2,869,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.1%
Advanta Corp.:
Class A	639	$ 246
Class B	1,474	708
Cardtronics, Inc. (a)	1,973	2,762
CompuCredit Corp. (a)	4,390	9,219
Consumer Portfolio Services, Inc. (a)	1,184	568
Credit Acceptance Corp. (a)(d)	1,418	26,985
Dollar Financial Corp. (a)	1,044	6,348
EZCORP, Inc. (non-vtg.) Class A (a)	1,821	18,720
First Cash Financial Services, Inc. (a)	1,531	20,913
Nicholas Financial, Inc. (a)	537	1,343
QC Holdings, Inc.	1,007	4,995
United Panam Financial Corp. (a)	805	1,047
World Acceptance Corp. (a)	779	11,420
		105,274
Diversified Financial Services - 0.9%
Ampal-American Israel Corp. Class A (a)	2,681	3,914
Asset Acceptance Capital Corp. (a)	1,529	5,122
Asta Funding, Inc.	686	1,118
California First National Bancorp	58	424
CME Group, Inc.	3,393	618,883
Compass Diversified Holdings	1,811	15,955
Elron Electronic Industries Ltd. (a)	1,076	2,174
Encore Capital Group, Inc. (a)	1,226	4,867
Interactive Brokers Group, Inc. (a)	2,180	30,629
Life Partners Holdings, Inc. (d)	833	14,253
MarketAxess Holdings, Inc. (a)	1,552	12,245
Marlin Business Services Corp. (a)	759	2,846
Medallion Financial Corp.	876	4,468
NewStar Financial, Inc. (a)	2,262	3,099
PICO Holdings, Inc. (a)	1,194	26,077
Portfolio Recovery Associates, Inc. (a)	701	15,815
Resource America, Inc. Class A	1,085	3,928
The NASDAQ Stock Market, Inc. (a)	10,215	213,494
		979,311
Insurance - 1.1%
21st Century Holding Co.	425	1,522
American National Insurance Co.	1,318	55,765
American Physicians Capital, Inc.	490	20,761
American Physicians Service Group, Inc.	616	12,751
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Amerisafe, Inc. (a)	1,231	$ 17,850
Amtrust Financial Services, Inc.	3,009	25,215
Arch Capital Group Ltd. (a)	3,062	165,348
Argo Group International Holdings, Ltd. (a)	1,603	45,413
Baldwin & Lyons, Inc. Class B	518	8,780
Cincinnati Financial Corp.	8,053	165,409
CNinsure, Inc. ADR (a)	855	6,036
CRM Holdings Ltd. (a)	727	531
Donegal Group, Inc. Class A	1,114	15,663
Eastern Insurance Holdings, Inc.	468	3,182
eHealth, Inc. (a)	1,376	17,406
EMC Insurance Group	882	17,622
Enstar Group Ltd. (a)	715	32,954
Erie Indemnity Co. Class A	2,489	74,770
FPIC Insurance Group, Inc. (a)	446	16,547
Greenlight Capital Re, Ltd. (a)	1,407	20,373
Hallmark Financial Services, Inc. (a)	1,598	10,946
Harleysville Group, Inc.	1,373	40,860
Infinity Property & Casualty Corp.	726	25,795
IPC Holdings Ltd.	2,507	63,703
Kansas City Life Insurance Co.	582	13,846
Maiden Holdings Ltd.	4,322	19,276
Max Capital Group Ltd.	3,002	49,533
Mercer Insurance Group, Inc.	261	3,563
National Interstate Corp.	862	14,309
National Western Life Insurance Co. Class A	185	18,805
Navigators Group, Inc. (a)	850	44,396
PMA Capital Corp. Class A (a)	1,857	9,545
Presidential Life Corp.	1,433	9,458
RAM Holdings Ltd. (a)	1,178	389
Safety Insurance Group, Inc.	923	28,862
Selective Insurance Group, Inc.	2,577	31,001
Specialty Underwriters' Alliance, Inc. (a)	776	2,483
State Auto Financial Corp.	2,159	36,098
Tower Group, Inc.	2,393	48,793
United America Indemnity Ltd. Class A (a)	1,087	9,261
United Fire & Casualty Co.	1,401	23,761
		1,228,581
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	946	15,231
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Gladstone Commercial Corp.	882	$ 6,200
Investors Real Estate Trust	3,458	31,606
Mission West Properties, Inc.	981	6,936
Monmouth Real Estate Investment Corp. Class A	1,800	9,450
		69,423
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	568	9,434
Elbit Imaging Ltd.	1,492	16,889
FirstService Corp. (sub. vtg.) (a)	1,604	13,958
Market Leader, Inc. (a)	3,144	4,590
Meruelo Maddux Properties, Inc. (a)	4,020	603
Stratus Properties, Inc. (a)	335	1,682
Thomas Properties Group, Inc.	2,004	2,986
ZipRealty, Inc. (a)	624	1,654
		51,796
Thrifts & Mortgage Finance - 1.5%
Abington Bancorp, Inc.	1,073	7,779
American Bancorp of New Jersey, Inc.	850	7,268
Anchor BanCorp Wisconsin, Inc.	2,266	1,586
Atlantic Coast Federal Corp.	668	2,037
Bank Mutual Corp.	2,905	24,547
BankFinancial Corp.	1,166	10,098
BankUnited Financial Corp. Class A (d)	1,780	409
Beneficial Mutual Bancorp, Inc. (a)	4,321	38,889
Benjamin Franklin Bancorp, Inc.	462	4,435
Berkshire Bancorp, Inc.	927	4,255
Berkshire Hills Bancorp, Inc.	848	17,859
Brookline Bancorp, Inc., Delaware	3,297	28,948
Brooklyn Federal Bancorp, Inc.	773	7,537
Camco Financial Corp.	727	742
Capitol Federal Financial	3,750	138,863
CFS Bancorp, Inc.	485	1,145
Citizens First Bancorp, Inc., Delaware	345	345
Citizens South Banking Corp., Delaware	637	3,274
Clifton Savings Bancorp, Inc.	1,352	12,912
Cooperative Bankshares, Inc.	391	305
Corus Bankshares, Inc.	2,658	399
Danvers Bancorp, Inc.	710	9,102
Dime Community Bancshares, Inc.	1,804	17,787
ESB Financial Corp.	1,247	14,291
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
ESSA Bancorp, Inc.	1,083	$ 13,007
First Defiance Financial Corp.	519	2,688
First Federal Bancshares of Arkansas, Inc.	569	3,642
First Financial Holdings, Inc.	874	4,929
First Financial Northwest, Inc.	1,571	11,578
First Financial Service Corp.	413	4,997
First Niagara Financial Group, Inc.	6,125	71,173
First PacTrust Bancorp, Inc.	595	3,606
First Place Financial Corp.	740	1,643
Flushing Financial Corp.	1,320	8,105
Fox Chase Bancorp, Inc. (a)	1,095	9,625
Heritage Financial Group	814	6,113
HMN Financial, Inc.	448	900
Home Federal Bancorp, Inc.	1,430	10,539
Hudson City Bancorp, Inc.	26,500	274,805
K-Fed Bancorp	734	5,248
Kearny Financial Corp.	3,732	36,909
Legacy Bancorp, Inc.	898	7,866
LSB Corp.	631	5,054
MutualFirst Financial, Inc.	550	2,668
NASB Financial, Inc.	336	4,943
Northeast Community Bancorp, Inc.	544	3,862
Northwest Bancorp, Inc.	2,659	40,364
OceanFirst Financial Corp.	1,038	9,840
Oritani Financial Corp. (a)	1,950	21,080
Pamrapo Bancorp, Inc.	666	4,496
Parkvale Financial Corp.	256	2,176
People's United Financial, Inc.	17,403	302,986
Provident Financial Holdings, Inc.	315	1,323
Provident New York Bancorp	2,244	19,164
Prudential Bancorp, Inc. of Pennsylvania	635	6,433
Pulaski Financial Corp.	484	2,638
PVF Capital Corp.	500	1,165
Riverview Bancorp, Inc.	1,020	3,162
Rockville Financial, Inc.	1,512	13,608
Roma Financial Corp.	1,827	20,188
Rome Bancorp, Inc.	1,067	8,483
Severn Bancorp, Inc.	677	2,634
SI Financial Group, Inc.	1,167	3,968
TFS Financial Corp.	16,047	187,429
TierOne Corp.	794	1,445
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Timberland Bancorp, Inc.	250	$ 1,013
Tree.com, Inc. (a)	388	1,758
Triad Guaranty, Inc. (a)	653	170
Trustco Bank Corp., New York	3,927	23,758
United Community Financial Corp., Ohio	1,934	1,064
United Financial Bancorp, Inc.	942	12,124
United Western Bancorp, Inc.	373	1,802
ViewPoint Financial Group	1,624	21,632
Washington Federal, Inc.	4,261	48,533
Waterstone Financial, Inc. (a)	2,022	4,630
Westfield Financial, Inc.	2,325	21,902
WSFS Financial Corp.	381	8,416
		1,648,096
TOTAL FINANCIALS		9,387,505
HEALTH CARE - 16.8%
Biotechnology - 9.1%
3SBio, Inc. sponsored ADR (a)	740	3,700
Aastrom Biosciences, Inc. (a)	3,712	1,373
Abraxis BioScience, Inc. (a)	1,988	116,378
Acadia Pharmaceuticals, Inc. (a)	2,336	1,939
Achillion Pharmaceuticals, Inc. (a)	2,091	3,325
Acorda Therapeutics, Inc. (a)	2,095	46,090
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	2,661
Affymax, Inc. (a)	700	9,156
Alexion Pharmaceuticals, Inc. (a)	3,853	131,773
Alkermes, Inc. (a)	4,738	47,759
Allos Therapeutics, Inc. (a)	4,164	23,485
Alnylam Pharmaceuticals, Inc. (a)	2,094	38,613
Altus Pharmaceuticals, Inc. (a)	1,380	276
Amgen, Inc. (a)	53,802	2,632,532
Amicus Therapeutics, Inc. (a)	1,041	8,390
Amylin Pharmaceuticals, Inc. (a)	7,465	68,155
Anadys Pharmaceuticals, Inc. (a)	1,141	6,983
Antigenics, Inc. (a)	2,149	860
Arena Pharmaceuticals, Inc. (a)	4,370	18,223
ARIAD Pharmaceuticals, Inc. (a)	5,143	5,709
ArQule, Inc. (a)	4,596	14,431
Array Biopharma, Inc. (a)	2,535	7,909
AVI BioPharma, Inc. (a)	1,700	986
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Avigen, Inc. (a)	1,684	$ 1,735
BioCryst Pharmaceuticals, Inc. (a)	2,702	3,459
Biogen Idec, Inc. (a)	14,775	680,241
BioMarin Pharmaceutical, Inc. (a)	5,104	61,248
Bionovo, Inc. (a)	3,200	768
Biosante Pharmaceuticals, Inc. (a)	2,732	3,770
BioSphere Medical, Inc. (a)	611	1,130
Celera Corp. (a)	4,293	27,604
Celgene Corp. (a)	23,262	1,040,509
Cell Genesys, Inc. (a)	4,799	1,013
Cephalon, Inc. (a)(d)	3,486	228,647
Cepheid, Inc. (a)	3,179	21,236
Combinatorx, Inc. (a)	3,329	1,531
Cougar Biotechnology, Inc. (a)	1,059	26,507
Crucell NV sponsored ADR (a)	512	9,554
Cubist Pharmaceuticals, Inc. (a)	2,773	39,404
CuraGen Corp. (a)	4,368	2,927
Curis, Inc. (a)	1,951	2,341
CV Therapeutics, Inc. (a)	3,316	53,056
Cyclacel Pharmaceuticals, Inc. (a)	732	209
Cytokinetics, Inc. (a)	2,756	4,354
Cytori Therapeutics, Inc. (a)	2,326	6,420
CytRx Corp. (a)	5,744	1,781
deCODE genetics, Inc. (a)	4,814	963
Dendreon Corp. (a)	4,952	15,104
DUSA Pharmaceuticals, Inc. (a)	923	1,117
Dyax Corp. (a)	4,897	9,206
Dynavax Technologies Corp. (a)	1,807	996
EntreMed, Inc. (a)	4,673	752
Enzon Pharmaceuticals, Inc. (a)	2,870	15,182
EPIX Pharmaceuticals, Inc. (a)	1,392	640
Exact Sciences Corp. (a)	1,230	1,021
Facet Biotech Corp. (a)	1,209	7,871
Genomic Health, Inc. (a)	1,567	30,839
Gentium SpA sponsored ADR (a)	138	47
GenVec, Inc. (a)(d)	4,370	1,704
Genzyme Corp. (a)	13,686	833,888
Geron Corp. (a)(d)	4,277	19,674
Gilead Sciences, Inc. (a)	46,253	2,072,134
GTx, Inc. (a)	1,868	17,391
Halozyme Therapeutics, Inc. (a)(d)	4,384	19,421
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Hana Biosciences, Inc. (a)	1,626	$ 162
Human Genome Sciences, Inc. (a)	6,500	12,285
Idenix Pharmaceuticals, Inc. (a)	2,947	10,874
Idera Pharmaceuticals, Inc. (a)	1,411	7,873
ImmunoGen, Inc. (a)	3,698	15,014
Immunomedics, Inc. (a)	4,527	4,482
Incyte Corp. (a)	6,455	14,911
Indevus Pharmaceuticals, Inc. (a)	3,541	18,095
Infinity Pharmaceuticals, Inc. (a)	1,638	13,563
Inhibitex, Inc. (a)	1,533	429
InterMune, Inc. (a)	2,091	31,470
Isis Pharmaceuticals, Inc. (a)	4,765	61,278
Keryx Biopharmaceuticals, Inc. (a)	1,806	240
La Jolla Pharmaceutical Co. (a)	3,934	242
Lexicon Pharmaceuticals, Inc. (a)	5,575	5,129
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,933	0
Class B (a)	7,239	19,618
MannKind Corp. (a)(d)	6,818	14,727
Marshall Edwards, Inc. (a)(d)	5,445	2,124
Martek Biosciences	1,809	33,883
Maxygen, Inc. (a)	2,330	16,194
Medarex, Inc. (a)	7,351	28,742
Metabasis Therapeutics, Inc. (a)	1,518	668
Metabolix, Inc. (a)	1,176	6,903
Micromet, Inc. (a)(d)	2,092	6,276
Molecular Insight Pharmaceuticals, Inc. (a)(d)	1,312	2,467
Momenta Pharmaceuticals, Inc. (a)	1,763	16,925
Myriad Genetics, Inc. (a)	2,386	188,136
Nabi Biopharmaceuticals (a)	3,990	15,042
Neurocrine Biosciences, Inc. (a)	1,633	5,356
Neurogen Corp. (a)	1,639	247
NeurogesX, Inc. (a)	1,369	1,793
Northfield Laboratories, Inc. (a)	1,696	1,238
Novavax, Inc. (a)	4,530	3,715
NPS Pharmaceuticals, Inc. (a)	2,378	10,820
Nymox Pharmaceutical Corp. (a)	1,810	5,557
Oncolytics Biotech, Inc. (a)	1,142	1,499
ONYX Pharmaceuticals, Inc. (a)	2,872	86,131
Orchid Cellmark, Inc. (a)	2,602	1,821
OREXIGEN Therapeutics, Inc. (a)	1,773	7,074
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Orthologic Corp. (a)	1,251	$ 626
OSI Pharmaceuticals, Inc. (a)	2,994	102,095
Osiris Therapeutics, Inc. (a)(d)	1,517	27,154
OXiGENE, Inc. (a)	1,607	1,045
PDL BioPharma, Inc.	6,047	35,496
Peregrine Pharmaceuticals, Inc. (a)	16,220	5,190
Pharmasset, Inc. (a)	1,439	13,742
Poniard Pharmaceuticals, Inc. (a)(d)	1,760	3,520
Progen Pharmaceuticals Ltd. (a)	522	267
Progenics Pharmaceuticals, Inc. (a)	1,545	9,934
QLT, Inc. (a)	4,361	7,414
Regeneron Pharmaceuticals, Inc. (a)	3,861	55,019
Repligen Corp. (a)	1,624	6,350
Rigel Pharmaceuticals, Inc. (a)	1,886	9,883
RXi Pharmaceuticals Corp.	745	2,995
Sangamo Biosciences, Inc. (a)(d)	2,130	7,604
Savient Pharmaceuticals, Inc. (a)	2,645	11,426
SciClone Pharmaceuticals, Inc. (a)	1,927	2,235
Seattle Genetics, Inc. (a)	4,190	33,646
Senomyx, Inc. (a)	1,884	3,467
SIGA Technologies, Inc. (a)(d)	2,219	10,851
StemCells, Inc. (a)(d)	2,240	3,494
Sunesis Pharmaceuticals, Inc. (a)	1,761	440
Synta Pharmaceuticals Corp. (a)(d)	2,072	2,818
Targacept, Inc. (a)	1,419	3,349
Telik, Inc. (a)	2,715	1,059
Theravance, Inc. (a)	2,783	38,795
Transcept Pharmaceuticals, Inc. (a)	350	1,141
Trimeris, Inc.	671	939
Trubion Pharmaceuticals, Inc. (a)	854	1,136
United Therapeutics Corp. (a)	1,343	90,129
Vanda Pharmaceuticals, Inc. (a)	1,177	942
Vertex Pharmaceuticals, Inc. (a)	8,211	248,219
Vical, Inc. (a)	1,765	2,648
XOMA Ltd. (a)	8,572	4,372
Zymogenetics, Inc. (a)(d)	3,440	14,276
		9,894,819
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (a)	1,080	16,891
Abiomed, Inc. (a)	1,755	11,952
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Accuray, Inc. (a)	3,130	$ 14,617
Align Technology, Inc. (a)	3,139	21,502
Alphatec Holdings, Inc. (a)	3,191	5,297
American Medical Systems Holdings, Inc. (a)	4,075	42,176
Analogic Corp.	675	19,069
Angiodynamics, Inc. (a)	1,377	16,345
Anika Therapeutics, Inc. (a)	1,002	3,427
Aspect Medical Systems, Inc. (a)	1,014	3,539
Atricure, Inc. (a)	695	904
Atrion Corp.	134	10,071
ATS Medical, Inc. (a)	3,597	8,381
BioLase Technology, Inc. (a)	592	195
Candela Corp. (a)	1,339	455
Cardiac Science Corp. (a)	1,500	5,460
Cardica, Inc. (a)	1,278	3,515
Cardiodynamics International Corp. (a)	224	172
Cardiovascular Systems, Inc. (a)	176	1,786
Cerus Corp. (a)	1,646	1,152
China Medical Technologies, Inc. sponsored ADR	1,281	16,691
Conceptus, Inc. (a)	1,681	18,878
CONMED Corp. (a)	1,609	21,866
Cutera, Inc. (a)	521	3,319
Cyberonics, Inc. (a)	1,499	20,162
Cynosure, Inc. Class A (a)	700	3,836
DENTSPLY International, Inc.	7,449	172,221
DexCom, Inc. (a)	2,219	8,987
Electro-Optical Sciences, Inc. (a)	1,612	6,448
Endologix, Inc. (a)	1,944	2,994
ev3, Inc. (a)	5,381	31,694
Exactech, Inc. (a)	800	11,024
Gen-Probe, Inc. (a)	2,793	113,312
Given Imaging Ltd.	1,925	15,092
Hansen Medical, Inc. (a)(d)	1,751	6,759
HealthTronics, Inc. (a)	1,523	2,208
Hologic, Inc. (a)	12,804	144,941
Home Diagnostics, Inc. (a)	835	5,528
I-Flow Corp. (a)	1,516	4,806
ICU Medical, Inc. (a)	885	27,904
IDEXX Laboratories, Inc. (a)(d)	2,931	88,223
Immucor, Inc. (a)	3,605	80,896
Insulet Corp. (a)	1,257	7,693
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Integra LifeSciences Holdings Corp. (a)(d)	1,328	$ 34,674
Intuitive Surgical, Inc. (a)	1,980	180,101
IRIS International, Inc. (a)	1,016	9,662
Kensey Nash Corp. (a)	550	10,483
LeMaitre Vascular, Inc. (a)	426	976
Masimo Corp. (a)	2,930	73,221
Medical Action Industries, Inc. (a)	742	4,957
Meridian Bioscience, Inc.	1,928	38,676
Merit Medical Systems, Inc. (a)	1,302	14,504
Micrus Endovascular Corp. (a)	1,269	7,995
National Dentex Corp. (a)	337	994
Natus Medical, Inc. (a)	1,313	10,281
Neogen Corp. (a)	814	17,298
NeuroMetrix, Inc. (a)	497	656
NMT Medical, Inc. (a)	513	416
Northstar Neuroscience, Inc. (a)	1,041	1,967
NUCRYST Pharmaceuticals Corp.	862	353
NuVasive, Inc. (a)	1,740	49,329
NxStage Medical, Inc. (a)	2,160	6,761
OraSure Technologies, Inc. (a)	2,902	7,429
Orthofix International NV (a)	1,015	16,128
Orthovita, Inc. (a)	5,865	17,712
Osteotech, Inc. (a)	1,235	3,754
Palomar Medical Technologies, Inc. (a)	1,008	7,358
Quidel Corp. (a)	1,644	18,150
Rochester Medical Corp. (a)	1,184	12,337
RTI Biologics, Inc. (a)	3,187	8,987
Shamir Optical Industry Ltd.	707	2,121
Sirona Dental Systems, Inc. (a)	3,050	34,008
Solta Medical, Inc. (a)	818	762
Somanetics Corp. (a)	771	9,398
Sonic Innovations, Inc. (a)	1,423	1,195
SonoSite, Inc. (a)	970	17,887
Staar Surgical Co. (a)	832	1,040
Stereotaxis, Inc. (a)	2,207	6,930
SurModics, Inc. (a)	854	14,919
Synergetics USA, Inc. (a)	1,175	1,022
Syneron Medical Ltd. (a)	1,227	6,405
Synovis Life Technologies, Inc. (a)	746	9,310
The Spectranetics Corp. (a)	1,742	3,920
ThermoGenesis Corp. (a)	4,407	2,107
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Thoratec Corp. (a)	2,841	$ 64,888
TomoTherapy, Inc. (a)	4,758	11,514
Trinity Biotech PLC sponsored ADR (a)	674	809
Utah Medical Products, Inc.	500	11,750
Vascular Solutions, Inc. (a)	1,180	7,115
Vnus Medical Technologies, Inc. (a)	900	17,181
Volcano Corp. (a)	2,438	36,472
Wright Medical Group, Inc. (a)	1,881	27,481
Young Innovations, Inc.	390	6,240
Zoll Medical Corp. (a)	1,000	13,750
		1,865,771
Health Care Providers & Services - 1.8%
Air Methods Corp. (a)	670	11,182
Allied Healthcare International, Inc. (a)	1,897	2,466
Allion Healthcare, Inc. (a)	2,425	9,821
Almost Family, Inc. (a)	474	9,617
Amedisys, Inc. (a)(d)	1,359	44,453
America Service Group, Inc. (a)	530	5,931
American Dental Partners, Inc. (a)	487	3,219
AmSurg Corp. (a)	1,625	25,383
Animal Health International, Inc. (a)	1,331	1,624
athenahealth, Inc. (a)(d)	1,627	41,456
Bio-Reference Laboratories, Inc. (a)	768	17,825
BioScrip, Inc. (a)	2,063	3,074
BMP Sunstone Corp. (a)	2,297	6,661
CardioNet, Inc.	1,214	30,350
Catalyst Health Solutions, Inc. (a)	2,360	49,749
Chindex International, Inc. (a)	849	3,549
Corvel Corp. (a)	589	11,109
Cross Country Healthcare, Inc. (a)	1,487	11,004
Dialysis Corp. of America (a)	301	1,616
Express Scripts, Inc. (a)	12,551	631,315
Genoptix, Inc. (a)	823	24,953
Gentiva Health Services, Inc. (a)	1,504	26,064
Health Grades, Inc. (a)	1,360	2,924
Healthways, Inc. (a)	1,740	15,851
Henry Schein, Inc. (a)	4,528	166,087
HMS Holdings Corp. (a)	1,451	44,081
Hythiam, Inc. (a)	2,025	510
InVentiv Health, Inc. (a)	1,583	16,083
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
IPC The Hospitalist Co., Inc. (a)	1,100	$ 17,622
LCA-Vision, Inc.	1,176	3,234
LHC Group, Inc. (a)	1,005	20,030
LifePoint Hospitals, Inc. (a)	2,630	55,283
Lincare Holdings, Inc. (a)	3,796	79,982
Magellan Health Services, Inc. (a)	2,102	69,702
Medcath Corp. (a)	881	7,066
MWI Veterinary Supply, Inc. (a)	632	15,939
National Research Corp.	370	7,611
NightHawk Radiology Holdings, Inc. (a)	1,452	3,862
NovaMed Eyecare, Inc. (a)	1,179	3,065
Odyssey Healthcare, Inc. (a)	1,890	19,580
Patterson Companies, Inc. (a)	6,081	109,884
PDI, Inc. (a)	594	3,124
Providence Service Corp. (a)	853	2,687
PSS World Medical, Inc. (a)	2,944	42,482
Psychiatric Solutions, Inc. (a)	2,954	50,041
RadNet, Inc. (a)(d)	2,333	5,343
ResCare, Inc. (a)	1,417	17,330
Rural/Metro Corp. (a)	909	1,227
Sun Healthcare Group, Inc. (a)	2,052	18,345
The Ensign Group, Inc.	969	12,820
U.S. Physical Therapy, Inc. (a)	574	5,889
VCA Antech, Inc. (a)	4,404	91,559
Virtual Radiologic Corp. (a)	597	3,731
		1,885,395
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.	7,837	68,182
AMICAS, Inc. (a)	2,483	4,817
Cerner Corp. (a)(d)	4,115	150,609
Computer Programs & Systems, Inc.	714	19,100
Eclipsys Corp. (a)	2,621	20,889
Emageon, Inc. (a)	1,549	2,726
HLTH Corp. (a)	5,151	56,249
iCAD, Inc. (a)	2,501	2,251
MedAssets, Inc. (a)	2,828	41,798
Merge Healthcare, Inc.	930	1,274
Omnicell, Inc. (a)	1,601	11,495
Phase Forward, Inc. (a)	2,174	30,110
SXC Health Solutions Corp. (a)	1,302	25,228
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Transcend Services, Inc. (a)	710	$ 7,207
Vital Images, Inc. (a)	1,217	11,914
		453,849
Life Sciences Tools & Services - 1.2%
Accelrys, Inc. (a)	2,040	7,242
Affymetrix, Inc. (a)	3,427	7,300
Albany Molecular Research, Inc. (a)	1,520	13,178
AMAG Pharmaceuticals, Inc. (a)	903	24,426
Arrowhead Research Corp. (a)	1,920	749
Bruker BioSciences Corp. (a)	7,792	32,804
Caliper Life Sciences, Inc. (a)	3,470	3,123
Clinical Data, Inc. (a)	1,229	10,262
Combimatrix Corp. (a)	142	1,277
Compugen Ltd. (a)	1,757	930
Dionex Corp. (a)	837	39,163
Encorium Group, Inc. (a)	2,146	386
eResearchTechnology, Inc. (a)	2,410	11,689
Exelixis, Inc. (a)	5,406	23,354
Harvard Bioscience, Inc. (a)	3,295	8,468
ICON PLC sponsored ADR	2,736	56,143
Illumina, Inc. (a)	6,318	197,943
Kendle International, Inc. (a)	727	13,595
Life Technologies Corp. (a)	9,001	262,379
Luminex Corp. (a)	2,107	34,976
Medivation, Inc. (a)(d)	1,561	26,022
Medtox Scientific, Inc. (a)	357	2,488
Nektar Therapeutics (a)	4,545	20,407
PAREXEL International Corp. (a)	2,628	24,099
Pharmaceutical Product Development, Inc.	6,076	145,763
PharmaNet Development Group, Inc. (a)	758	3,745
QIAGEN NV (a)(d)	10,030	160,681
Sequenom, Inc. (a)	3,281	48,001
Techne Corp.	1,808	88,321
Varian, Inc. (a)	1,390	31,456
		1,300,370
Pharmaceuticals - 2.6%
Acura Pharmaceuticals, Inc. (a)(d)	1,862	11,768
Adolor Corp. (a)	1,931	3,862
Akorn, Inc. (a)	4,150	5,810
Alexza Pharmaceuticals, Inc. (a)	1,512	2,419
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Angiotech Pharmaceuticals, Inc. (a)	4,579	$ 1,404
Auxilium Pharmaceuticals, Inc. (a)	2,279	62,604
AVANIR Pharmaceuticals Class A (a)	1,525	625
Biodel, Inc. (a)(d)	1,400	5,208
BioForm Medical, Inc. (a)(d)	2,946	3,182
BioMimetic Therapeutics, Inc. (a)	903	7,567
Cadence Pharmaceuticals, Inc. (a)	1,994	12,722
Cardiome Pharma Corp. (a)	3,117	12,447
Columbia Laboratories, Inc. (a)	1,899	2,697
Cypress Bioscience, Inc. (a)	1,787	15,082
DepoMed, Inc. (a)	2,463	4,310
Discovery Laboratories, Inc. (a)	4,625	5,041
Durect Corp. (a)	4,092	8,143
Emisphere Technologies, Inc. (a)(d)	1,366	806
Endo Pharmaceuticals Holdings, Inc. (a)	6,154	116,803
Eurand NV (a)	2,150	20,425
Flamel Technologies SA sponsored ADR (a)	1,311	5,978
Generex Biotechnology Corp. (a)	5,909	993
Hi-Tech Pharmacal Co., Inc. (a)	462	2,361
Hollis-Eden Pharmaceuticals, Inc. (a)	580	383
Inspire Pharmaceuticals, Inc. (a)	3,078	10,281
Ista Pharmaceuticals, Inc. (a)	1,726	3,159
Jazz Pharmaceuticals, Inc. (a)	1,184	876
Labopharm, Inc. (a)	3,695	3,602
MAP Pharmaceuticals, Inc. (a)	1,099	2,451
Matrixx Initiatives, Inc. (a)	810	14,280
MDRNA, Inc. (a)	1,139	307
Medicines Co. (a)	2,835	34,785
MiddleBrook Pharmaceuticals, Inc. (a)(d)	5,533	9,240
Mylan, Inc. (a)(d)	15,500	192,665
NitroMed, Inc. (a)	982	734
Noven Pharmaceuticals, Inc. (a)	1,490	12,114
Novogen Ltd. sponsored ADR (a)	97	184
Obagi Medical Products, Inc. (a)	1,285	6,528
Optimer Pharmaceuticals, Inc. (a)	2,046	21,913
Pain Therapeutics, Inc. (a)	2,318	10,501
Penwest Pharmaceuticals Co. (a)	1,484	2,745
Perrigo Co.	4,725	94,925
Pozen, Inc. (a)	2,345	14,000
Questcor Pharmaceuticals, Inc. (a)	3,000	14,580
Quigley Corp. (a)	1,566	6,421
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Repros Therapeutics, Inc. (a)	1,488	$ 12,841
Salix Pharmaceuticals Ltd. (a)	2,714	20,219
Santarus, Inc. (a)	3,045	4,354
Sepracor, Inc. (a)	5,783	86,629
Shire PLC sponsored ADR	2,755	97,692
Somaxon Pharmaceuticals, Inc. (a)	769	338
Spectrum Pharmaceuticals, Inc. (a)	2,018	3,027
Sucampo Pharmaceuticals, Inc. Class A (a)	1,103	5,559
SuperGen, Inc. (a)	3,481	5,744
Teva Pharmaceutical Industries Ltd. sponsored ADR	35,569	1,585,666
ViroPharma, Inc. (a)	3,909	16,222
Vivus, Inc. (a)	3,798	15,306
Warner Chilcott Ltd. (a)(d)	12,793	138,804
XenoPort, Inc. (a)	1,285	26,844
		2,788,176
TOTAL HEALTH CARE		18,188,380
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	1,076	33,593
American Science & Engineering, Inc.	467	28,342
Applied Energetics, Inc. (a)	3,427	822
Applied Signal Technology, Inc.	992	18,967
Argon ST, Inc. (a)	996	16,942
Ascent Solar Technologies, Inc. (a)	1,977	5,318
Astronics Corp.	339	2,766
Axsys Technologies, Inc. (a)	558	18,531
BE Aerospace, Inc. (a)	4,955	36,964
Ceradyne, Inc. (a)	1,283	22,016
Elbit Systems Ltd.	2,148	93,008
Herley Industries, Inc. (a)	746	7,206
Innovative Solutions & Support, Inc.	1,067	5,452
Kratos Defense & Security Solutions, Inc. (a)	9,112	7,381
Ladish Co., Inc. (a)	750	5,138
Limco-Piedmont, Inc. (a)	806	1,660
LMI Aerospace, Inc. (a)	448	3,920
Sypris Solutions, Inc.	676	541
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Taser International, Inc. (a)	3,257	$ 14,005
TAT Technologies Ltd. (a)	78	312
		322,884
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	3,839	735
Atlas Air Worldwide Holdings, Inc. (a)	1,157	16,360
C.H. Robinson Worldwide, Inc.	8,533	353,096
Dynamex, Inc. (a)	596	6,866
Expeditors International of Washington, Inc.	10,635	292,994
Forward Air Corp.	1,637	27,240
Hub Group, Inc. Class A (a)	1,983	35,615
Pacer International, Inc.	1,724	5,051
Park-Ohio Holdings Corp. (a)	771	2,752
UTI Worldwide, Inc.	4,900	60,221
		800,930
Airlines - 0.3%
Allegiant Travel Co. (a)	1,058	36,311
Hawaiian Holdings, Inc. (a)	2,500	7,925
JetBlue Airways Corp. (a)	13,269	50,555
Pinnacle Airlines Corp. (a)	1,418	1,985
Republic Airways Holdings, Inc. (a)	1,879	13,003
Ryanair Holdings PLC sponsored ADR (a)	6,035	143,874
SkyWest, Inc.	2,857	29,256
UAL Corp. (a)	7,266	35,676
		318,585
Building Products - 0.1%
Aaon, Inc.	968	15,023
American Woodmark Corp.	798	11,547
Apogee Enterprises, Inc.	1,343	12,718
Builders FirstSource, Inc. (a)	2,572	4,938
China Architectural Engineering, Inc. (a)	2,400	2,112
Dayton Superior Corp. (a)	383	180
Gibraltar Industries, Inc.	1,466	9,617
Insteel Industries, Inc.	926	5,834
PGT, Inc. (a)	2,835	2,977
Universal Forest Products, Inc.	1,250	27,238
US Home Systems, Inc. (a)	272	530
		92,714
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.8%
American Ecology Corp.	861	$ 13,518
APAC Customer Services, Inc. (a)	2,411	4,484
ATC Technology Corp. (a)	1,078	11,222
Casella Waste Systems, Inc. Class A (a)	1,581	3,320
CECO Environmental Corp. (a)	977	2,276
Cintas Corp.	7,600	154,204
Copart, Inc. (a)	4,300	116,186
Courier Corp.	559	7,614
Fuel Tech, Inc. (a)	1,311	12,114
G&K Services, Inc. Class A	958	17,100
GeoEye, Inc. (a)	876	19,798
Healthcare Services Group, Inc.	2,490	38,271
Herman Miller, Inc.	2,718	27,397
ICT Group, Inc. (a)	936	3,370
InnerWorkings, Inc. (a)	2,410	5,061
Interface, Inc. Class A	2,670	5,954
Intersections, Inc. (a)	1,601	7,557
Kimball International, Inc. Class B	1,764	10,584
McGrath RentCorp.	1,138	17,776
Mobile Mini, Inc. (a)	1,900	18,525
Multi-Color Corp.	745	9,655
Perma-Fix Environmental Services, Inc. (a)	2,601	3,667
PRG-Schultz International, Inc. (a)	1,378	5,181
Protection One, Inc. (a)	1,590	3,800
Standard Parking Corp. (a)	989	16,091
Stericycle, Inc. (a)	4,222	202,572
Sykes Enterprises, Inc. (a)	1,937	30,915
Team, Inc. (a)	910	11,939
Tetra Tech, Inc. (a)	3,024	67,738
United Stationers, Inc. (a)	1,256	27,293
Virco Manufacturing Co.	1,086	2,009
Waste Services, Inc. (a)	2,681	11,662
WCA Waste Corp. (a)	2,105	4,631
		893,484
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	6,414	96,467
Great Lakes Dredge & Dock Corp.	2,920	7,066
Insituform Technologies, Inc. Class A (a)	1,365	16,626
Integrated Electrical Services, Inc. (a)	652	5,014
Layne Christensen Co. (a)	939	15,278
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
MYR Group, Inc. (a)	1,000	$ 13,420
Northwest Pipe Co. (a)	485	13,216
Orion Marine Group, Inc. (a)	876	7,796
Sterling Construction Co., Inc. (a)	731	10,921
		185,804
Electrical Equipment - 0.9%
A-Power Energy Generation Systems, Ltd. (a)(d)	1,497	5,180
Active Power, Inc. (a)	2,586	1,474
Advanced Battery Technologies, Inc. (a)	4,982	10,562
American Superconductor Corp. (a)(d)	2,268	30,527
BTU International, Inc. (a)	402	1,190
Canadian Solar, Inc. (a)(d)	1,783	6,401
Capstone Turbine Corp. (a)(d)	8,189	4,422
China BAK Battery, Inc. (a)(d)	3,906	5,468
China Sunergy Co. Ltd. ADR (a)(d)	1,739	3,026
Coleman Cable, Inc. (a)	1,065	2,726
Deswell Industries, Inc.	609	962
Encore Wire Corp.	1,157	20,826
Ener1, Inc. (a)	5,250	16,433
Energy Conversion Devices, Inc. (a)(d)	2,187	47,961
Evergreen Solar, Inc. (a)	9,572	11,678
First Solar, Inc. (a)	4,126	436,283
Franklin Electric Co., Inc.	1,189	26,158
FuelCell Energy, Inc. (a)	4,613	12,732
Fushi Copperweld, Inc. (a)	1,319	6,661
GT Solar International, Inc.	8,093	34,557
Harbin Electric, Inc. (a)(d)	1,186	5,930
Hoku Scientific, Inc. (a)	796	1,592
Hydrogenics Corp. (a)	3,294	1,120
II-VI, Inc. (a)	1,426	25,611
JA Solar Holdings Co. Ltd. ADR (a)	5,651	11,472
Jinpan International Ltd.	449	6,017
LSI Industries, Inc.	1,143	4,023
Medis Technologies Ltd. (a)	1,387	791
Microvision, Inc. (a)(d)	3,373	4,115
Ocean Power Technologies, Inc. (a)(d)	1,435	7,333
Orion Energy Systems, Inc. (a)(d)	2,172	8,927
Plug Power, Inc. (a)	6,316	6,063
Powell Industries, Inc. (a)	574	17,186
Power-One, Inc. (a)(d)	3,532	2,684
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
PowerSecure International, Inc. (a)	871	$ 3,458
Preformed Line Products Co.	259	7,871
Solarfun Power Holdings Co. Ltd. ADR (a)(d)	1,475	4,410
Sunpower Corp. Class A (a)(d)	2,338	65,207
Ultralife Corp. (a)	1,473	10,856
Valence Technology, Inc. (a)(d)	6,290	10,379
Vicor Corp.	1,500	6,900
Woodward Governor Co.	3,602	62,026
		959,198
Industrial Conglomerates - 0.0%
Otter Tail Corp.	1,648	28,692
Raven Industries, Inc.	817	14,853
		43,545
Machinery - 0.9%
3D Systems Corp. (a)	1,292	6,628
Altra Holdings, Inc. (a)	1,190	6,402
American Railcar Industries, Inc.	997	7,517
Astec Industries, Inc. (a)	1,092	24,264
Basin Water, Inc. (a)	1,439	1,163
Bucyrus International, Inc. Class A	3,666	45,532
Chart Industries, Inc. (a)	1,342	8,616
China Fire & Security Group, Inc. (a)	1,300	8,593
Columbus McKinnon Corp. (NY Shares) (a)	850	7,455
Commercial Vehicle Group, Inc. (a)	736	464
Dynamic Materials Corp.	636	5,928
Energy Recovery, Inc.	3,247	20,489
Flanders Corp. (a)	1,144	4,690
Flow International Corp. (a)	2,159	2,591
Force Protection, Inc. (a)	3,319	17,126
FreightCar America, Inc.	549	8,971
Gencor Industries, Inc. (a)	519	3,316
Hardinge, Inc.	1,062	3,473
Hurco Companies, Inc. (a)	280	3,251
Joy Global, Inc.	5,391	94,127
K-Tron International, Inc. (a)	135	7,490
Key Technology, Inc. (a)	313	3,124
L.B. Foster Co. Class A (a)	551	11,775
Lincoln Electric Holdings, Inc.	2,215	68,067
MFRI, Inc. (a)	146	737
Middleby Corp. (a)	883	19,205
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
NN, Inc.	807	$ 767
Nordson Corp.	1,663	41,409
Omega Flex, Inc.	414	6,649
PACCAR, Inc.	18,305	458,906
PMFG, Inc. (a)	562	2,939
Portec Rail Products, Inc.	692	3,806
RBC Bearings, Inc. (a)	1,025	15,293
Sun Hydraulics Corp.	774	10,263
Tecumseh Products Co.:
Class A (non-vtg.) (a)	752	3,986
Class B (a)	262	1,622
Twin Disc, Inc.	466	2,260
		938,894
Marine - 0.0%
American Commercial Lines, Inc. (a)	2,461	8,220
Aries Maritime Transport Ltd.	1,020	520
DryShips, Inc. (d)	2,063	7,159
Eagle Bulk Shipping, Inc.	2,237	8,411
Euroseas Ltd.	1,639	6,982
FreeSeas, Inc.	1,718	1,254
OceanFreight, Inc.	753	761
Omega Navigation Enterprises, Inc. Class A	768	3,556
Paragon Shipping, Inc.	1,288	4,791
Star Bulk Carriers Corp.	3,376	4,963
TBS International Ltd. Class A (a)	745	4,820
Ultrapetrol (Bahamas) Ltd. (a)	1,325	2,730
		54,167
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	868	6,267
Advisory Board Co. (a)	840	12,533
Barrett Business Services, Inc.	449	3,830
Comsys IT Partners, Inc. (a)	927	2,355
Corporate Executive Board Co.	1,587	23,805
CoStar Group, Inc. (a)	996	25,398
CRA International, Inc. (a)	570	12,455
Diamond Management & Technology Consultants, Inc.	2,113	4,501
Exponent, Inc. (a)	727	16,336
First Advantage Corp. Class A (a)	899	9,377
Heidrick & Struggles International, Inc.	907	14,548
Hudson Highland Group, Inc. (a)	1,554	1,803
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Huron Consulting Group, Inc. (a)	1,095	$ 45,191
ICF International, Inc. (a)	808	19,384
Kelly Services, Inc. Class A (non-vtg.)	1,569	11,924
Kforce, Inc. (a)	2,039	13,070
LECG Corp. (a)	1,366	3,702
Odyssey Marine Exploration, Inc. (a)	3,058	10,275
On Assignment, Inc. (a)	2,000	4,720
RCM Technologies, Inc. (a)	426	490
Resources Connection, Inc. (a)	2,240	30,800
School Specialty, Inc. (a)	1,009	14,197
Thomas Group (a)	587	299
VSE Corp.	427	10,197
		297,457
Road & Rail - 0.5%
AMERCO (a)	958	27,303
Arkansas Best Corp.	1,147	19,981
Celadon Group, Inc. (a)	1,014	5,831
Covenant Transport Group, Inc. Class A (a)	611	1,167
Frozen Food Express Industries, Inc.	1,931	6,662
Heartland Express, Inc.	4,924	60,910
J.B. Hunt Transport Services, Inc.	6,457	131,594
Landstar System, Inc.	2,580	81,657
Marten Transport Ltd. (a)	1,029	17,040
Old Dominion Freight Lines, Inc. (a)	1,882	41,009
P.A.M. Transportation Services, Inc. (a)	668	2,639
Patriot Transportation Holding, Inc. (a)	214	13,013
Quality Distribution, Inc. (a)	1,569	3,028
Saia, Inc. (a)	753	6,536
Trailer Bridge, Inc. (a)	724	1,354
Universal Truckload Services, Inc. (a)	990	11,969
USA Truck, Inc. (a)	550	7,392
Vitran Corp., Inc. (a)	938	3,377
Werner Enterprises, Inc.	3,536	48,160
YRC Worldwide, Inc. (a)	2,664	5,861
		496,483
Trading Companies & Distributors - 0.3%
Aceto Corp.	1,413	8,520
Beacon Roofing Supply, Inc. (a)	2,630	28,851
DXP Enterprises, Inc. (a)	710	8,101
Fastenal Co.	7,542	227,165
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
H&E Equipment Services, Inc. (a)	1,668	$ 8,574
Houston Wire & Cable Co.	1,065	6,337
Kaman Corp.	1,496	17,533
Lawson Products, Inc.	645	11,462
Mitsui & Co. Ltd. sponsored ADR	45	8,132
Rush Enterprises, Inc.:
Class A (a)	1,200	9,804
Class B (a)	1,009	7,941
Titan Machinery, Inc. (a)	1,026	9,470
		351,890
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	550	3,955
Quixote Corp.	489	1,638
		5,593
TOTAL INDUSTRIALS		5,761,628
INFORMATION TECHNOLOGY - 48.6%
Communications Equipment - 9.5%
3Com Corp. (a)	20,647	45,630
Acme Packet, Inc. (a)	2,767	12,147
ADC Telecommunications, Inc. (a)	5,591	15,878
Adtran, Inc.	2,944	42,511
Airspan Networks, Inc. (a)	2,489	373
Airvana, Inc. (a)	3,656	19,779
Alvarion Ltd. (a)	3,957	12,227
Anaren, Inc. (a)	1,301	14,571
Arris Group, Inc. (a)	5,923	36,249
Aruba Networks, Inc. (a)	4,888	13,491
AudioCodes Ltd. (a)	1,741	1,950
Avanex Corp. (a)	830	1,004
Avocent Corp. (a)	2,171	26,009
Aware, Inc. (a)	1,453	2,557
Bel Fuse, Inc.:
Class A	177	1,505
Class B (non-vtg.)	746	6,990
BigBand Networks, Inc. (a)	4,499	24,475
Black Box Corp.	852	16,904
Blue Coat Systems, Inc. (a)	1,931	21,202
Bookham, Inc. (a)	4,309	991
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Brocade Communications Systems, Inc. (a)	18,628	$ 51,786
Ceragon Networks Ltd. (a)	2,866	13,356
China GrenTech Corp. Ltd. ADR (a)	1,452	1,481
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	798	1,141
Ciena Corp. (a)	4,311	23,150
Cisco Systems, Inc. (a)	297,685	4,337,270
Cogo Group, Inc. (a)	3,065	18,911
Comtech Telecommunications Corp. (a)	1,271	48,031
DG FastChannel, Inc. (a)	1,275	19,801
Digi International, Inc. (a)	1,799	12,881
Ditech Networks, Inc. (a)	1,208	1,389
EchoStar Holding Corp. Class A (a)	2,045	33,497
EMS Technologies, Inc. (a)	1,046	21,004
Endwave Corp. (a)	412	750
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	252	802
Extreme Networks, Inc. (a)	7,442	10,568
F5 Networks, Inc. (a)	4,000	80,000
Finisar Corp. (a)	32,166	8,042
Gilat Satellite Networks Ltd. (a)	1,826	5,697
Globecomm Systems, Inc. (a)	1,123	5,615
Harmonic, Inc. (a)	4,659	25,345
Harris Stratex Networks, Inc. Class A (a)	1,328	5,219
Hughes Communications, Inc. (a)	1,384	14,477
Infinera Corp. (a)	4,816	34,675
InterDigital, Inc. (a)	2,210	64,930
Ituran Location & Control Ltd.	1,591	10,326
Ixia (a)	3,024	15,060
JDS Uniphase Corp. (a)	10,444	28,825
Juniper Networks, Inc. (a)	26,802	380,856
KVH Industries, Inc. (a)	1,563	8,346
Loral Space & Communications Ltd. (a)	977	11,636
MRV Communications, Inc. (a)	7,974	2,392
NETGEAR, Inc. (a)	2,308	25,503
Network Engines, Inc. (a)	1,511	740
Neutral Tandem, Inc. (a)	1,679	33,496
Nice Systems Ltd. sponsored ADR (a)	2,168	45,745
NumereX Corp. Class A (a)	847	1,652
Occam Networks, Inc. (a)	651	1,758
Oplink Communications, Inc. (a)	1,319	9,761
Opnext, Inc. (a)	3,029	5,058
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ORBCOMM, Inc. (a)	2,897	$ 5,968
Orckit Communications Ltd. (a)	1,533	3,235
Parkervision, Inc. (a)(d)	2,588	4,374
PC-Tel, Inc.	1,155	5,856
Pegasus Wireless Corp. warrants 3/15/09 (a)	250	0
Performance Technologies, Inc. (a)	470	1,424
Polycom, Inc. (a)	4,140	55,062
Powerwave Technologies, Inc. (a)	6,700	2,278
Qiao Xing Universal Telephone, Inc. (a)(d)	925	1,129
QUALCOMM, Inc.	84,024	2,808,922
RADWARE Ltd. (a)	1,428	8,582
Research In Motion Ltd. (a)	28,685	1,145,679
Riverbed Technology, Inc. (a)	3,518	36,833
SCM Microsystems, Inc. (a)	1,068	2,990
SeaChange International, Inc. (a)	2,169	10,563
ShoreTel, Inc. (a)	2,588	10,093
Sierra Wireless, Inc. (a)	1,359	5,341
Silicom Ltd. (a)	400	2,180
Sonus Networks, Inc. (a)	14,252	17,672
Starent Networks Corp. (a)	3,389	53,580
Sycamore Networks, Inc. (a)	15,201	38,307
Symmetricom, Inc. (a)	2,546	8,605
Tekelec (a)	3,296	40,409
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	16,794	137,039
Tellabs, Inc. (a)	19,474	74,001
Telular Corp. (a)	871	1,472
Tollgrade Communications, Inc. (a)	443	2,481
UTStarcom, Inc. (a)	5,640	5,696
ViaSat, Inc. (a)	1,507	27,578
Westell Technologies, Inc. Class A (a)	3,694	1,108
		10,255,872
Computers & Peripherals - 5.4%
ActivIdentity Corp. (a)	1,423	2,732
Adaptec, Inc. (a)	8,005	18,732
Apple, Inc. (a)	45,220	4,038,598
Avid Technology, Inc. (a)	1,800	17,928
Concurrent Computer Corp. (a)	225	650
Cray, Inc. (a)	1,576	3,877
Data Domain, Inc. (a)(d)	2,970	38,551
Dell, Inc. (a)	98,772	842,525
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dot Hill Systems Corp. (a)	4,517	$ 2,168
Electronics for Imaging, Inc. (a)	3,218	28,640
Hutchinson Technology, Inc. (a)	1,552	2,794
iGO, Inc. (a)	1,162	732
Immersion Corp. (a)	1,492	5,744
InFocus Corp. (a)	1,431	415
Intevac, Inc. (a)	1,019	3,984
Isilon Systems, Inc. (a)	2,877	6,473
LaserCard Corp. (a)	492	1,269
Logitech International SA (a)(d)	8,902	76,201
NetApp, Inc. (a)	16,976	228,157
Novatel Wireless, Inc. (a)	1,802	9,839
Overland Storage, Inc. (a)	914	347
Palm, Inc. (a)	5,566	40,298
Presstek, Inc. (a)	2,467	4,046
QLogic Corp. (a)	6,537	60,271
Rackable Systems, Inc. (a)	1,238	4,543
Rimage Corp. (a)	799	10,219
SanDisk Corp. (a)	11,594	103,303
Seagate Technology	25,413	109,276
Silicon Graphics, Inc. (a)	727	1,047
STEC, Inc. (a)	2,428	13,694
Stratasys, Inc. (a)	1,167	10,620
Sun Microsystems, Inc. (a)	37,635	176,132
Super Micro Computer, Inc. (a)	1,887	8,548
Synaptics, Inc. (a)(d)	1,623	33,677
Xyratex Ltd. (a)	1,510	3,443
		5,909,473
Electronic Equipment & Components - 1.0%
Acacia Research Corp. - Acacia Technologies (a)	1,296	3,992
Agilysys, Inc.	1,306	4,689
American Technology Corp. (a)	1,388	1,055
Brightpoint, Inc. (a)	4,939	19,361
CalAmp Corp. (a)	1,266	582
Cogent, Inc. (a)	4,460	46,384
Cognex Corp.	2,021	22,231
Coherent, Inc. (a)	1,203	18,406
Comverge, Inc. (a)	948	4,048
CPI International, Inc. (a)	798	5,881
Daktronics, Inc.	2,111	14,481
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
DDi Corp. (a)	1,501	$ 4,833
Digital Ally, Inc. (a)	1,439	4,993
DTS, Inc. (a)	897	14,863
Echelon Corp. (a)	2,785	16,682
Electro Rent Corp.	1,443	11,039
Electro Scientific Industries, Inc. (a)	1,631	8,644
Entorian Technologies, Inc. (a)	3,710	449
FARO Technologies, Inc. (a)	894	10,630
Flextronics International Ltd. (a)	41,205	84,882
FLIR Systems, Inc. (a)	7,030	143,482
Frequency Electronics, Inc. (a)	801	2,219
GSI Group, Inc. (a)	2,835	2,693
GTSI Corp. (a)	429	2,218
I. D. Systems Inc. (a)	623	2,087
ICx Technologies, Inc. (a)	1,926	8,802
Insight Enterprises, Inc. (a)	2,484	6,533
IPG Photonics Corp. (a)	2,311	19,505
Itron, Inc. (a)	1,826	81,549
LeCroy Corp. (a)	1,187	1,781
Littelfuse, Inc. (a)	1,076	12,288
LoJack Corp. (a)	1,208	4,433
Magal Security Systems Ltd. (a)	1,252	6,298
Maxwell Technologies, Inc. (a)	1,792	10,644
Measurement Specialties, Inc. (a)	600	2,196
Mercury Computer Systems, Inc. (a)	1,018	6,281
Merix Corp. (a)	475	133
Molex, Inc.	5,276	59,988
Molex, Inc. Class A (non-vtg.)	3,756	39,400
MTS Systems Corp.	808	19,101
Multi-Fineline Electronix, Inc. (a)	1,227	17,509
National Instruments Corp.	4,117	70,936
Newport Corp. (a)	1,742	7,003
NU Horizons Electronics Corp. (a)	1,635	3,270
Optimal Group, Inc. Class A (a)	1,305	744
Orbotech Ltd. (a)	1,903	7,802
OSI Systems, Inc. (a)	1,358	21,456
PC Connection, Inc. (a)	1,121	4,069
PC Mall, Inc. (a)	507	1,653
Perceptron, Inc. (a)	784	2,211
Planar Systems, Inc. (a)	480	240
Plexus Corp. (a)	2,253	28,951
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
RadiSys Corp. (a)	1,638	$ 9,992
Research Frontiers, Inc. (a)(d)	596	1,520
Richardson Electronics Ltd.	989	2,967
Rofin-Sinar Technologies, Inc. (a)	1,410	20,657
Sanmina-SCI Corp. (a)	25,282	6,321
ScanSource, Inc. (a)	1,258	19,964
SMART Modular Technologies (WWH), Inc. (a)	3,295	4,020
Spectrum Control, Inc. (a)	541	3,051
Tech Data Corp. (a)	2,516	43,502
Tessco Technologies, Inc. (a)	367	2,569
Trimble Navigation Ltd. (a)	6,041	85,178
TTM Technologies, Inc. (a)	2,158	9,948
Universal Display Corp. (a)	2,049	12,355
X-Rite, Inc. (a)	1,218	1,571
Zygo Corp. (a)	1,222	4,998
		1,124,213
Internet Software & Services - 7.2%
Akamai Technologies, Inc. (a)	8,662	156,696
Ariba, Inc. (a)	4,231	37,021
Art Technology Group, Inc. (a)	6,113	13,326
AsiaInfo Holdings, Inc. (a)	2,367	28,901
Autobytel, Inc. (a)	3,159	1,137
Baidu.com, Inc. sponsored ADR (a)(d)	1,308	194,003
Bankrate, Inc. (a)	967	21,564
China Finance Online Co. Ltd. ADR (a)	852	7,472
Chordiant Software, Inc. (a)	1,678	3,591
comScore, Inc. (a)	1,421	12,817
Constant Contact, Inc. (a)	1,501	20,729
CryptoLogic Ltd.	469	2,317
DealerTrack Holdings, Inc. (a)	2,047	21,616
Digital River, Inc. (a)	2,022	48,366
DivX, Inc. (a)	1,745	8,079
EarthLink, Inc. (a)	5,978	37,661
eBay, Inc. (a)	64,896	705,420
Equinix, Inc. (a)	1,865	86,555
GigaMedia Ltd. (a)	2,552	14,929
Gmarket, Inc. sponsored ADR (a)	1,260	19,555
Google, Inc. Class A (sub. vtg.) (a)	12,188	4,119,422
GSI Commerce, Inc. (a)	2,494	27,658
HSW International, Inc. (a)	2,128	383
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Hurray! Holding Co. Ltd. ADR (a)	2,051	$ 2,646
I-Many, Inc. (a)	2,704	460
IAC/InterActiveCorp (a)	6,534	97,553
InfoSpace, Inc. (a)	1,767	9,347
Internap Network Services Corp. (a)	2,259	6,890
Internet Brands, Inc. Class A (a)	2,000	9,580
Internet Capital Group, Inc. (a)	3,105	12,575
Internet Gold Golden Lines Ltd. (a)	1,727	8,031
Internet Initiative Japan, Inc. sponsored ADR	728	1,434
Interwoven, Inc. (a)	2,384	38,311
iPass, Inc. (a)	2,745	2,525
j2 Global Communications, Inc. (a)	2,068	38,734
Keynote Systems, Inc. (a)	1,025	7,554
Limelight Networks, Inc. (a)	3,819	10,235
Liquidity Services, Inc. (a)	1,699	7,985
LivePerson, Inc. (a)	2,751	5,227
LoopNet, Inc. (a)	1,593	9,335
Marchex, Inc. Class B	1,598	6,504
Mercadolibre, Inc. (a)(d)	2,172	36,294
MIVA, Inc. (a)	3,393	356
ModusLink Global Solutions, Inc. (a)	2,310	4,389
Move, Inc. (a)	8,334	13,501
NetEase.com, Inc. sponsored ADR (a)	3,661	74,977
NIC, Inc.	3,113	15,503
Omniture, Inc. (a)	3,479	39,521
Open Text Corp. (a)	2,652	84,345
Openwave Systems, Inc. (a)	4,488	3,680
Perficient, Inc. (a)	1,706	6,005
RADVision Ltd. (a)	1,823	10,336
RealNetworks, Inc. (a)	6,660	15,318
Rediff.com India Ltd. sponsored ADR (a)	371	564
S1 Corp. (a)	3,096	17,647
Saba Software, Inc. (a)	1,898	3,625
SAVVIS, Inc.	3,324	18,648
Selectica, Inc. (a)	4,918	1,475
Sify Technologies Ltd. sponsored ADR (a)	1,939	1,144
Sina Corp. (a)(d)	2,703	58,033
SkillSoft PLC sponsored ADR (a)	5,424	37,317
Sohu.com, Inc. (a)	2,024	99,986
SonicWALL, Inc. (a)	2,905	12,840
Supportsoft, Inc. (a)	2,282	3,971
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Switch & Data Facilities Co., Inc. (a)	1,607	$ 9,883
TechTarget, Inc. (a)	1,900	4,750
Terremark Worldwide, Inc. (a)	2,650	7,288
The Knot, Inc. (a)	1,581	9,786
TheStreet.com, Inc.	1,783	3,513
Travelzoo, Inc. (a)	630	3,465
United Online, Inc.	4,643	21,636
ValueClick, Inc. (a)	4,060	25,456
VeriSign, Inc. (a)	9,943	192,198
Vignette Corp. (a)	1,536	10,153
VistaPrint Ltd. (a)	2,139	52,406
Vocus, Inc. (a)	861	14,327
Web.com, Inc. (a)	1,607	4,821
WebMD Health Corp. Class A (a)	421	9,759
WebMediaBrands, Inc. (a)	1,459	671
Websense, Inc. (a)	2,250	25,110
Yahoo!, Inc. (a)	70,538	933,218
Zix Corp. (a)	3,758	3,683
		7,755,742
IT Services - 2.2%
Acxiom Corp.	4,509	37,335
Automatic Data Processing, Inc.	25,800	881,070
Cass Information Systems, Inc.	612	15,796
Cognizant Technology Solutions Corp. Class A (a)	14,945	274,988
CSG Systems International, Inc. (a)	2,021	27,324
CyberSource Corp. (a)	3,329	41,013
Edgewater Technology, Inc. (a)	1,090	3,216
eLoyalty Corp. (a)	438	1,752
Euronet Worldwide, Inc. (a)	3,047	29,830
ExlService Holdings, Inc. (a)	1,527	12,353
Fiserv, Inc. (a)	8,106	264,418
Forrester Research, Inc. (a)	1,104	20,247
Gevity HR, Inc.	1,134	2,415
Hackett Group, Inc. (a)	1,964	5,028
iGate Corp.	2,729	8,187
infoGROUP, Inc.	2,977	8,812
Infosys Technologies Ltd. sponsored ADR	5,592	135,326
Integral Systems, Inc. (a)	1,158	10,573
Lionbridge Technologies, Inc. (a)	3,727	4,882
ManTech International Corp. Class A (a)	1,040	54,257
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
NCI, Inc. Class A (a)	605	$ 16,456
Ness Technologies, Inc. (a)	2,946	8,632
Newtek Business Services, Inc. (a)	1,293	401
Online Resources Corp. (a)	1,151	3,407
Paychex, Inc.	18,350	404,801
PFSweb, Inc. (a)	257	224
Rainmaker Systems, Inc. (a)	1,909	1,355
RightNow Technologies, Inc. (a)	1,835	14,588
Sapient Corp. (a)	6,401	24,516
Syntel, Inc.	2,165	44,036
TechTeam Global, Inc. (a)	575	2,444
Teletech Holdings, Inc. (a)	3,287	28,465
Telvent GIT SA	2,000	24,500
Tier Technologies, Inc. Class B (a)	1,098	5,775
TRX, Inc. (a)	921	295
Virtusa Corp. (a)	1,394	8,545
Yucheng Technologies Ltd. (a)	792	4,190
		2,431,452
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,117	54,766
Semiconductors & Semiconductor Equipment - 7.6%
Actel Corp. (a)	1,548	14,040
Actions Semiconductor Co. Ltd. ADR (a)	1,319	1,847
Advanced Analogic Technologies, Inc. (a)	3,160	9,954
Advanced Energy Industries, Inc. (a)	1,930	13,047
Altera Corp.	14,920	228,724
Amkor Technology, Inc. (a)	8,646	14,785
ANADIGICS, Inc. (a)	2,899	4,696
Applied Materials, Inc.	67,477	621,463
Applied Micro Circuits Corp. (a)	3,924	14,166
ARM Holdings PLC sponsored ADR	4,374	18,327
ASM International NV (NASDAQ) (a)(d)	497	3,285
ASML Holding NV (NY Shares)	6,933	104,896
Asyst Technologies, Inc. (a)	2,729	546
Atheros Communications, Inc. (a)	2,827	34,150
Atmel Corp. (a)	21,719	77,537
ATMI, Inc. (a)	1,949	25,922
AuthenTec, Inc. (a)	1,524	2,073
Axcelis Technologies, Inc. (a)	5,873	1,868
AXT, Inc. (a)	2,274	2,069
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A (a)	22,534	$ 370,684
Brooks Automation, Inc. (a)	3,569	15,275
Cabot Microelectronics Corp. (a)	1,192	24,531
California Micro Devices Corp. (a)	960	2,006
Camtek Ltd. (a)	1,772	673
Cascade Microtech, Inc. (a)	599	1,456
Cavium Networks, Inc. (a)	2,057	19,562
Ceva, Inc. (a)	2,018	11,846
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,935	763
Cirrus Logic, Inc. (a)	3,482	12,361
Cohu, Inc.	1,597	13,527
Conexant Systems, Inc. (a)	2,384	1,053
Cree, Inc. (a)	4,329	85,022
Cymer, Inc. (a)	1,543	28,499
Diodes, Inc. (a)	1,950	15,171
DSP Group, Inc. (a)	2,504	13,897
EMCORE Corp. (a)	3,730	2,568
Entegris, Inc. (a)	5,226	3,188
Entropic Communications, Inc. (a)	2,900	1,653
Exar Corp. (a)	2,318	13,560
Ezchip Semiconductor Ltd. (a)(d)	1,259	16,203
FEI Co. (a)	2,095	29,979
FormFactor, Inc. (a)	2,590	37,451
FSI International, Inc. (a)	988	247
Hi/fn, Inc. (a)	451	1,763
Himax Technologies, Inc. sponsored ADR	4,400	7,260
Hittite Microwave Corp. (a)	1,689	46,583
Ikanos Communications, Inc. (a)	2,406	3,441
Integrated Device Technology, Inc. (a)	8,169	36,597
Integrated Silicon Solution, Inc. (a)	1,031	1,454
Intel Corp.	282,252	3,595,890
Intersil Corp. Class A	5,900	59,649
IXYS Corp.	1,763	14,862
KLA-Tencor Corp.	8,505	146,711
Kopin Corp. (a)	4,812	7,651
Kulicke & Soffa Industries, Inc. (a)	2,259	3,050
Lam Research Corp. (a)	6,372	124,636
Lattice Semiconductor Corp. (a)	6,891	8,889
Leadis Technology, Inc. (a)	715	329
Linear Technology Corp.	10,981	239,386
LTX-Credence Corp. (a)	6,564	1,313
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	30,661	$ 230,264
Mattson Technology, Inc. (a)	3,129	1,784
Maxim Integrated Products, Inc.	15,788	191,035
Mellanox Technologies Ltd. (a)	2,289	18,884
MEMSIC, Inc. (a)	1,025	1,650
Micrel, Inc.	3,434	22,836
Microchip Technology, Inc.	9,064	170,131
Microsemi Corp. (a)	3,832	38,742
Microtune, Inc. (a)	3,311	5,430
Mindspeed Technologies, Inc. (a)	486	384
MIPS Technologies, Inc. (a)	1,934	3,868
MKS Instruments, Inc. (a)	2,747	34,585
Monolithic Power Systems, Inc. (a)	1,663	21,536
MoSys, Inc. (a)	2,523	4,289
Nanometrics, Inc. (a)	749	959
Netlogic Microsystems, Inc. (a)	1,014	24,042
Novellus Systems, Inc. (a)	4,857	61,927
NVE Corp. (a)	234	6,341
NVIDIA Corp. (a)	27,276	225,845
O2Micro International Ltd. sponsored ADR (a)	1,627	3,775
Omnivision Technologies, Inc. (a)	3,201	21,735
ON Semiconductor Corp. (a)	21,710	79,459
PDF Solutions, Inc. (a)	1,837	1,892
Pericom Semiconductor Corp. (a)	1,526	8,195
Photronics, Inc. (a)	1,773	1,631
Pixelworks, Inc. (a)	616	333
PLX Technology, Inc. (a)	1,370	2,932
PMC-Sierra, Inc. (a)	12,272	62,710
Power Integrations, Inc.	1,523	27,947
Rambus, Inc. (a)	5,506	47,131
Ramtron International Corp. (a)	3,073	3,688
RF Micro Devices, Inc. (a)	12,902	11,741
Rubicon Technology, Inc. (a)	1,000	3,980
Rudolph Technologies, Inc. (a)	1,643	4,453
Semitool, Inc. (a)	2,121	5,281
Semtech Corp. (a)	3,476	40,843
Sigma Designs, Inc. (a)	1,477	20,264
Silicon Image, Inc. (a)	4,219	9,788
Silicon Laboratories, Inc. (a)	2,277	49,866
Silicon Motion Technology Corp. sponsored ADR (a)(d)	1,507	3,104
Silicon Storage Technology, Inc. (a)	6,222	9,084
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Siliconware Precision Industries Co. Ltd. sponsored ADR	5,178	$ 22,939
SiRF Technology Holdings, Inc. (a)	2,719	4,976
Skyworks Solutions, Inc. (a)	8,645	56,193
Spansion, Inc. Class A (a)	7,455	373
Spreadtrum Communications, Inc. ADR (a)	1,843	1,622
SRS Labs, Inc. (a)	1,570	7,693
Standard Microsystems Corp. (a)	1,064	16,566
Supertex, Inc. (a)	648	13,517
Techwell, Inc. (a)	1,387	7,629
Tessera Technologies, Inc. (a)	2,472	26,698
Transwitch Corp. (a)	3,937	1,102
Trident Microsystems, Inc. (a)	4,759	6,139
TriQuint Semiconductor, Inc. (a)	7,064	16,459
Ultra Clean Holdings, Inc. (a)	1,092	1,278
Ultratech, Inc. (a)	1,310	14,384
Varian Semiconductor Equipment Associates, Inc. (a)	3,806	69,460
Veeco Instruments, Inc. (a)	2,798	11,919
Verigy Ltd. (a)	2,975	20,557
Vimicro International Corp. sponsored ADR (a)	1,066	2,015
Virage Logic Corp. (a)	2,224	6,361
Volterra Semiconductor Corp. (a)	1,363	11,040
White Electronic Designs Corp. (a)	952	3,789
Xilinx, Inc.	13,785	243,719
Zilog, Inc. (a)	2,792	6,142
Zoran Corp. (a)	3,042	15,818
		8,286,786
Software - 15.6%
Access Integrated Technologies, Inc. Class A (a)	987	494
ACI Worldwide, Inc. (a)	1,709	30,523
Activision Blizzard, Inc. (a)	67,426	676,283
Actuate Corp. (a)	3,000	10,740
Adobe Systems, Inc. (a)	26,941	449,915
Advent Software, Inc. (a)(d)	1,360	37,046
Aladdin Knowledge Systems Ltd. (a)	753	7,876
Allot Communications Ltd. (a)	1,427	2,126
American Software, Inc. Class A	951	3,633
Ansys, Inc. (a)	4,659	93,972
ArcSight, Inc.	1,600	14,944
Authentidate Holding Corp. (a)	825	215
Autodesk, Inc. (a)	11,639	147,699
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Blackbaud, Inc.	2,172	$ 22,241
Blackboard, Inc. (a)	1,775	48,706
BluePhoenix Solutions Ltd. (a)	1,138	2,253
Borland Software Corp. (a)	5,134	2,156
Bottomline Technologies, Inc. (a)	1,331	7,786
CA, Inc.	26,236	444,700
Cadence Design Systems, Inc. (a)	13,009	54,638
Callidus Software, Inc. (a)	2,708	6,310
Catapult Communications Corp. (a)	635	4,172
CDC Corp. Class A (a)	5,802	4,555
Check Point Software Technologies Ltd. (a)	10,829	237,913
Citrix Systems, Inc. (a)	9,143	188,163
ClickSoftware Technologies Ltd. (a)	3,155	9,339
CommVault Systems, Inc. (a)	2,256	24,658
Compuware Corp. (a)	13,359	78,952
Concur Technologies, Inc. (a)	2,459	51,614
Convera Corp. Class A (a)(d)	4,146	663
Corel Corp. (a)	1,715	5,231
Deltek, Inc. (a)	3,513	12,787
DemandTec, Inc. (a)	1,327	9,767
Descartes Systems Group, Inc. (a)	893	2,064
Digimarc Corp. (a)	456	4,341
Double-Take Software, Inc. (a)	1,976	13,674
ebix.com, Inc. (a)	483	10,095
Electronic Arts, Inc. (a)	16,458	268,430
Entrust, Inc. (a)	2,378	3,710
Epicor Software Corp. (a)	3,021	8,489
EPIQ Systems, Inc. (a)	1,723	29,067
Evolving Systems, Inc. (a)	203	197
FalconStor Software, Inc. (a)	2,755	6,888
Fundtech Ltd. (a)	1,244	7,613
Glu Mobile, Inc. (a)	2,413	1,134
Gravity Co. Ltd. sponsored ADR (a)	917	633
Guidance Software, Inc. (a)	905	2,851
i2 Technologies, Inc. (a)	1,200	8,988
Informatica Corp. (a)	4,425	57,083
Interactive Intelligence, Inc. (a)	995	8,856
Intuit, Inc. (a)	16,288	371,204
Jack Henry & Associates, Inc.	4,175	66,508
JDA Software Group, Inc. (a)	1,443	13,997
Kenexa Corp. (a)	1,120	5,152
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
KongZhong Corp. sponsored ADR (a)	751	$ 3,800
Lawson Software, Inc. (a)	8,051	30,916
Logility, Inc. (a)	978	4,890
Macrovision Solutions Corp. (a)	5,000	78,650
Magic Software Enterprises Ltd. (a)	1,246	1,396
Magma Design Automation, Inc. (a)	4,785	5,264
Majesco Entertainment Co. (a)	700	518
Manhattan Associates, Inc. (a)	1,167	17,283
Mentor Graphics Corp. (a)	4,733	20,967
MICROS Systems, Inc. (a)	4,305	69,224
Microsoft Corp.	452,421	7,306,574
MicroStrategy, Inc. Class A (a)	430	15,708
Monotype Imaging Holdings, Inc. (a)	1,789	4,419
MSC.Software Corp. (a)	2,247	10,381
Net 1 UEPS Technologies, Inc. (a)	3,086	44,654
NetScout Systems, Inc. (a)	2,070	27,345
Novell, Inc. (a)	18,123	57,269
Nuance Communications, Inc. (a)	13,383	118,573
OpenTV Corp. Class A (a)	9,648	11,385
Opnet Technologies, Inc. (a)	1,106	10,131
Oracle Corp. (a)	262,202	4,074,619
Parametric Technology Corp. (a)	6,031	49,092
Pegasystems, Inc.	2,064	29,577
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,703	19,585
Pervasive Software, Inc. (a)	1,282	4,577
Phoenix Technologies Ltd. (a)	1,781	4,168
Plato Learning, Inc. (a)	886	1,418
Progress Software Corp. (a)	2,033	32,406
QAD, Inc.	2,253	5,655
Quality Systems, Inc. (d)	1,450	56,130
Quest Software, Inc. (a)	5,419	61,235
Radiant Systems, Inc. (a)	1,704	4,788
Renaissance Learning, Inc.	1,546	10,992
Retalix Ltd. (a)	909	6,645
Salary.com, Inc. (a)	857	1,405
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,866	61,242
Smith Micro Software, Inc. (a)	1,606	6,826
Soapstone Networks, Inc. (a)	1,421	4,675
Sonic Foundry, Inc. (a)	4,781	2,534
Sonic Solutions, Inc.	1,220	1,208
Sourcefire, Inc. (a)	1,189	8,050
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SourceForge, Inc. (a)	4,499	$ 3,734
SPSS, Inc. (a)	863	21,670
SuccessFactors, Inc. (a)	2,835	14,402
SumTotal Systems, Inc. (a)	2,233	3,774
Symantec Corp. (a)	42,448	587,056
Symyx Technologies, Inc. (a)	1,829	6,804
Synchronoss Technologies, Inc. (a)	1,589	15,159
Synopsys, Inc. (a)	7,004	130,485
Take-Two Interactive Software, Inc.	4,251	26,314
Taleo Corp. Class A (a)	1,343	12,087
TeleCommunication Systems, Inc. Class A (a)	1,617	13,340
The9 Ltd. sponsored ADR	698	8,146
THQ, Inc. (a)	4,162	10,405
TIBCO Software, Inc. (a)	8,942	43,190
TiVo, Inc. (a)	5,166	36,627
Ultimate Software Group, Inc. (a)	1,224	15,851
Unica Corp. (a)	960	4,474
Vasco Data Security International, Inc. (a)	1,959	9,677
Veraz Networks, Inc. (a)	1,800	900
Versant Corp. (a)	349	5,099
Wind River Systems, Inc. (a)	3,884	29,324
		16,867,736
TOTAL INFORMATION TECHNOLOGY		52,686,040
MATERIALS - 1.0%
Chemicals - 0.4%
A. Schulman, Inc.	1,335	19,077
ADA-ES, Inc. (a)	172	793
Altair Nanotechnologies, Inc. (a)(d)	2,936	2,378
American Pacific Corp. (a)	617	3,085
Balchem Corp.	1,054	21,871
Fuwei Films Holdings Co. Ltd. (a)	926	463
GenTek, Inc. (a)	691	9,660
Hawkins, Inc.	1,094	14,288
ICO, Inc. (a)	1,832	2,950
Innophos Holdings, Inc.	1,042	11,066
Innospec, Inc.	1,134	4,581
KMG Chemicals, Inc.	572	2,248
Landec Corp. (a)	1,498	7,130
Methanex Corp.	4,970	36,528
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Nanophase Technologies Corp. (a)	626	$ 532
Penford Corp.	697	3,401
ShengdaTech, Inc. (a)(d)	2,933	10,148
Sigma Aldrich Corp.	6,274	223,982
Zoltek Companies, Inc. (a)	1,700	9,724
		383,905
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	2,507	3,836
United States Lime & Minerals, Inc. (a)	327	6,844
		10,680
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	305	3,980
Caraustar Industries, Inc. (a)	1,168	40
Silgan Holdings, Inc.	1,893	92,871
		96,891
Metals & Mining - 0.5%
Anglo American PLC ADR	6,300	44,541
Century Aluminum Co. (a)	2,297	5,099
China Natural Resources, Inc. (a)(d)	1,155	10,811
China Precision Steel, Inc. (a)	3,260	3,227
DRDGOLD Ltd. sponsored ADR	1,532	12,210
Haynes International, Inc. (a)	550	7,425
Horsehead Holding Corp. (a)	1,615	6,153
Kaiser Aluminum Corp.	1,011	22,282
Lihir Gold Ltd. sponsored ADR (a)	1,512	32,357
Olympic Steel, Inc.	572	7,081
Pan American Silver Corp. (a)(d)	4,341	62,510
Randgold Resources Ltd. sponsored ADR	3,114	141,625
Royal Gold, Inc.	1,797	72,707
Schnitzer Steel Industries, Inc. Class A	1,150	32,936
Silver Standard Resources, Inc. (a)	2,954	44,576
Steel Dynamics, Inc.	9,827	82,055
Universal Stainless & Alloy Products, Inc. (a)	308	3,142
US Energy Corp. (a)	949	1,547
		592,284
Paper & Forest Products - 0.0%
Kapstone Paper & Packaging Corp. (a)	2,358	3,561
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Mercer International, Inc. (SBI) (a)	2,806	$ 1,515
Pope Resources, Inc. LP	213	3,563
		8,639
TOTAL MATERIALS		1,092,399
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
012 Smile.Communications Ltd. (a)	1,640	8,741
8X8, Inc. (a)(d)	2,302	1,151
Alaska Communication Systems Group, Inc. (d)	2,238	14,077
Arbinet-thexchange, Inc.	800	1,184
Atlantic Tele-Network, Inc.	773	16,117
Cbeyond, Inc. (a)	1,847	26,615
Cogent Communications Group, Inc. (a)	2,278	15,080
Consolidated Communications Holdings, Inc.	1,553	15,018
D&E Communications, Inc.	1,468	9,909
General Communications, Inc. Class A (a)	2,316	12,483
Global Crossing Ltd. (a)	2,783	20,372
HickoryTech Corp.	972	4,841
iBasis, Inc. (a)	3,580	2,255
Level 3 Communications, Inc. (a)	77,500	62,000
NTELOS Holdings Corp.	2,024	38,800
PAETEC Holding Corp. (a)	6,776	9,961
Shenandoah Telecommunications Co.	1,130	23,900
SureWest Communications	663	7,260
Telefonos de Mexico SA de CV Series A sponsored ADR	257	3,495
tw telecom, inc. (a)	7,852	63,130
Warwick Valley Telephone Co.	420	3,692
		360,081
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series A sponsored ADR	375	9,461
Centennial Communications Corp. Class A (a)	5,196	42,763
Clearwire Corp. Class A (a)(d)	9,360	30,139
FiberTower Corp. (a)	6,611	661
ICO Global Communications Holdings Ltd. Class A (a)	6,456	1,614
IPCS, Inc. (a)	733	6,047
Leap Wireless International, Inc. (a)	3,524	95,536
Linktone Ltd. sponsored ADR (a)	452	533
Millicom International Cellular SA	5,473	215,472
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	8,270	$ 105,939
Partner Communications Co. Ltd. ADR	591	8,516
SBA Communications Corp. Class A (a)	5,894	122,477
Terrestar Corp. (a)	8,807	4,051
USA Mobility, Inc.	1,571	14,359
		657,568
TOTAL TELECOMMUNICATION SERVICES		1,017,649
UTILITIES - 0.1%
Electric Utilities - 0.0%
Enernoc, Inc. (a)	958	10,615
MGE Energy, Inc.	1,089	32,757
		43,372
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	344	7,372
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	1,634
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	6,084
Cadiz, Inc. (a)	828	6,574
Connecticut Water Service, Inc.	559	11,364
Consolidated Water Co., Inc.	699	6,046
Middlesex Water Co.	728	10,185
Pure Cycle Corp. (a)	764	2,407
Southwest Water Co.	1,718	8,229
York Water Co.	618	6,928
		57,817
TOTAL UTILITIES		110,195
TOTAL COMMON STOCKS (Cost $155,403,720)		104,656,069
U.S. Treasury Obligations - 0.9%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.9% to 1.47% 3/26/09 to 4/9/09 (e) (Cost $939,083)	$ 940,000	939,851
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 0.59% (b)	2,854,212	$ 2,854,212
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	3,070,437	3,070,437
TOTAL MONEY MARKET FUNDS (Cost $5,924,649)		5,924,649
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $162,267,452)		111,520,569
NET OTHER ASSETS - (2.8)%		(3,047,689)
NET ASSETS - 100%		$ 108,472,880
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
168 CME E-mini NASDAQ 100 Index Contracts	March 2009	$ 3,753,120	$ (242,678)

The face value of futures purchased as a percentage of net assets - 3.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $939,851.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,930
Fidelity Securities Lending Cash Central Fund	29,975
Total	$ 35,905
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 111,520,569	$ 110,580,451	$ 940,118	$ -
Other Financial Instruments*	$ (242,678)	$ (242,678)	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $163,076,814. Net unrealized depreciation aggregated $51,556,245, of which $12,510,658 related to appreciated investment securities and $64,066,903 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock Fund

February 28, 2009

1.814342.104

ETF-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.2%
Amerigon, Inc. (a)	901	$ 2,586
Amerityre Corp. (a)	1,033	351
Ballard Power Systems, Inc. (a)	3,930	4,572
China Automotive Systems, Inc. (a)	781	2,031
Dorman Products, Inc. (a)	803	6,633
Exide Technologies (a)	2,353	7,671
Federal-Mogul Corp. Class A (a)	3,066	19,837
Fuel Systems Solutions, Inc. (a)	498	9,865
Gentex Corp.	4,566	36,528
Hayes Lemmerz International, Inc. (a)	2,634	132
Noble International Ltd.	1,380	359
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	5,843	3,856
Shiloh Industries, Inc.	636	1,005
Spartan Motors, Inc.	630	1,436
Westport Innovations, Inc. (a)	960	3,924
Wonder Auto Technology, Inc. (a)	936	2,265
		103,051
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	736	4,460
Distributors - 0.1%
Audiovox Corp. Class A (a)	277	776
Core-Mark Holding Co., Inc. (a)	252	4,312
LKQ Corp. (a)	4,494	60,669
		65,757
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	630	23,531
Apollo Group, Inc. Class A (non-vtg.) (a)	5,010	363,225
Capella Education Co. (a)	558	30,947
Career Education Corp. (a)	2,898	71,494
Coinstar, Inc. (a)	1,026	26,820
Corinthian Colleges, Inc. (a)	2,670	52,599
Grand Canyon Education, Inc.	1,292	21,990
Learning Tree International, Inc. (a)	786	5,337
Lincoln Educational Services Corp. (a)	666	9,550
Matthews International Corp. Class A	1,056	36,685
Princeton Review, Inc. (a)	906	4,168
Steiner Leisure Ltd. (a)	504	12,706
Stewart Enterprises, Inc. Class A	3,330	7,726
Strayer Education, Inc.	438	74,351
		741,129
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 1.2%
AFC Enterprises, Inc. (a)	829	$ 3,482
Ambassadors Group, Inc.	791	5,972
Ambassadors International, Inc. (a)	438	188
Ameristar Casinos, Inc.	1,866	18,361
Benihana, Inc. (a)	109	227
Benihana, Inc. Class A (sub. vtg.) (a)	205	412
BJ's Restaurants, Inc. (a)	960	11,933
Bob Evans Farms, Inc.	1,068	19,726
Buffalo Wild Wings, Inc. (a)	510	15,744
California Pizza Kitchen, Inc. (a)	846	8,798
Caribou Coffee Co., Inc. (a)	510	836
Carrols Restaurant Group, Inc. (a)	552	1,518
Century Casinos, Inc. (a)	841	1,388
Churchill Downs, Inc.	552	16,571
Cosi, Inc. (a)	1,836	538
Cracker Barrel Old Country Store, Inc.	606	13,562
Ctrip.com International Ltd. sponsored ADR	2,111	42,220
Denny's Corp. (a)	4,393	7,029
Einstein Noah Restaurant Group, Inc. (a)	642	2,908
Empire Resorts, Inc. (a)	1,429	1,400
FortuNet, Inc. (a)	421	640
Gaming Partners International Corp. (a)	324	2,031
Great Wolf Resorts, Inc. (a)	1,326	2,254
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,114	8,711
International Speedway Corp. Class A	835	16,141
Interval Leisure Group, Inc. (a)	1,566	6,264
Isle of Capri Casinos, Inc. (a)	1,050	3,024
Jack in the Box, Inc. (a)	1,754	34,098
Jamba, Inc. (a)	2,106	906
McCormick & Schmick's Seafood Restaurants (a)	630	1,449
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	3,462	9,797
Monarch Casino & Resort, Inc. (a)	781	5,693
Morgans Hotel Group Co. (a)	1,038	2,398
MTR Gaming Group, Inc. (a)	1,272	1,348
Multimedia Games, Inc. (a)	889	1,671
O'Charleys, Inc.	817	1,846
P.F. Chang's China Bistro, Inc. (a)	731	14,401
Panera Bread Co. Class A (a)	930	40,957
Papa John's International, Inc. (a)	822	18,207
Peet's Coffee & Tea, Inc. (a)	516	11,120
Penn National Gaming, Inc. (a)	2,585	49,348
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Premier Exhibitions, Inc. (a)	1,225	$ 980
Red Robin Gourmet Burgers, Inc. (a)	636	9,038
Rick's Cabaret International, Inc. (a)	438	1,327
Ruth's Chris Steak House, Inc. (a)	504	504
Scientific Games Corp. Class A (a)	3,114	32,946
Shuffle Master, Inc. (a)	2,286	6,767
Sonic Corp. (a)	1,836	16,524
Starbucks Corp. (a)	22,794	208,565
Texas Roadhouse, Inc. Class A (a)	2,123	17,409
The Cheesecake Factory, Inc. (a)	2,142	17,436
Town Sports International Holdings, Inc. (a)	925	1,785
Wynn Resorts Ltd. (a)(d)	3,552	74,414
Youbet.com, Inc. (a)	1,746	2,183
		794,995
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	666	639
California Coastal Communities, Inc. (a)	600	384
Cavco Industries, Inc. (a)	179	3,956
Craftmade International, Inc.	349	419
Dixie Group, Inc. (a)	409	556
Flexsteel Industries, Inc.	709	4,289
Garmin Ltd.	6,438	110,219
Helen of Troy Ltd. (a)	851	8,544
Hooker Furniture Corp.	635	4,382
iRobot Corp. (a)	743	5,855
Lifetime Brands, Inc.	432	613
Makita Corp. sponsored ADR	71	1,377
Palm Harbor Homes, Inc. (a)	1,453	3,691
Stanley Furniture Co., Inc.	721	5,768
Universal Electronics, Inc. (a)	539	8,392
		159,084
Internet & Catalog Retail - 2.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,440	1,915
Amazon.com, Inc.	13,499	874,600
Bidz.com, Inc. (a)	774	2,291
Blue Nile, Inc. (a)	534	12,747
dELiA*s, Inc. (a)	985	1,625
Drugstore.com, Inc. (a)	2,598	2,234
Expedia, Inc. (a)	8,274	65,944
Gaiam, Inc. Class A (a)	661	2,003
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
HSN, Inc. (a)	1,566	$ 6,687
Liberty Media Corp. - Interactive Series A (a)	19,998	64,794
Netflix, Inc. (a)(d)	1,871	67,618
NutriSystem, Inc.	1,092	14,087
Overstock.com, Inc. (a)	779	6,349
PetMed Express, Inc. (a)	983	13,546
Priceline.com, Inc. (a)	1,292	109,639
Shutterfly, Inc. (a)	1,155	9,275
Stamps.com, Inc. (a)	540	4,493
Ticketmaster Entertainment, Inc. (a)	1,566	7,658
US Auto Parts Network, Inc. (a)	973	1,226
ValueVision Media, Inc. Class A (a)	1,285	328
		1,269,059
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	624	2,159
JAKKS Pacific, Inc. (a)	870	11,023
Pool Corp.	1,542	20,462
RC2 Corp. (a)	696	3,264
Smith & Wesson Holding Corp. (a)	1,225	4,692
		41,600
Media - 5.1%
AirMedia Group, Inc. ADR (a)	433	1,728
Alloy, Inc. (a)	481	2,011
Ascent Media Corp. (a)	420	9,849
Beasley Broadcast Group, Inc. Class A	769	854
Carmike Cinemas, Inc.	480	850
Central European Media Enterprises Ltd. Class A (a)	1,140	7,250
Charter Communications, Inc. Class A (a)	15,155	349
CKX, Inc. (a)	3,582	12,430
Comcast Corp.:
Class A	64,800	846,288
Class A (special) (non-vtg.)	25,345	307,942
Crown Media Holdings, Inc. Class A (a)	2,952	4,841
CTC Media, Inc. (a)	4,812	16,553
Cumulus Media, Inc. Class A (a)	1,632	2,709
Discovery Communications, Inc. (a)	4,171	64,692
Discovery Communications, Inc. Class C (a)	4,266	62,625
DISH Network Corp. Class A (a)	6,690	75,263
DreamWorks Animation SKG, Inc. Class A (a)	2,500	48,225
EDCI Holdings, Inc. (a)	253	1,101
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Emmis Communications Corp. Class A (a)	937	$ 290
Fisher Communications, Inc.	300	2,949
Focus Media Holding Ltd. ADR (a)(d)	3,684	25,604
Global Sources Ltd.	1,376	5,820
Global Traffic Network, Inc. (a)	462	1,903
Harris Interactive, Inc. (a)	2,178	871
IMAX Corp. (a)	2,089	8,419
Knology, Inc. (a)	1,566	6,233
Lakes Entertainment, Inc. (a)	1,021	2,512
Lamar Advertising Co. Class A (a)	2,454	16,982
Liberty Global, Inc.:
Class A (a)	4,626	56,761
Class B (a)	167	1,587
Class C (a)	4,524	53,790
Liberty Media Corp.:
- Capital Series A (a)	2,826	14,526
- Entertainment Class A (a)	15,888	275,180
LodgeNet Entertainment Corp. (a)	925	592
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,309	4,490
Mediacom Communications Corp. Class A (a)	3,330	12,987
Morningstar, Inc. (a)(d)	1,446	40,343
National CineMedia, Inc.	1,728	19,008
Navarre Corp. (a)	1,165	454
Net Servicos de Comunicacao SA sponsored ADR	1,179	7,345
New Frontier Media, Inc.	1,165	1,666
News Corp.:
Class A	57,231	318,204
Class B	25,200	157,752
Outdoor Channel Holdings, Inc. (a)	1,506	6,114
Private Media Group, Inc. (a)	1,884	1,941
Radio One, Inc. Class D (non-vtg.) (a)	2,532	886
RCN Corp. (a)	1,561	6,697
Regent Communication, Inc. (a)	2,082	271
Rentrak Corp. (a)	390	4,095
RRSat Global Communications Network Ltd.	726	7,986
Salem Communications Corp. Class A (a)	637	319
Scholastic Corp.	1,362	14,996
Sinclair Broadcast Group, Inc. Class A	2,412	2,701
Sirius XM Radio, Inc. (a)	103,621	16,579
Spanish Broadcasting System, Inc. Class A (a)	1,416	156
The DIRECTV Group, Inc. (a)	32,954	657,103
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Thomson Reuters PLC ADR	84	$ 10,442
Value Line, Inc.	486	14,599
Virgin Media, Inc.	10,470	50,047
VisionChina Media, Inc. ADR (a)	1,410	8,545
WPP PLC sponsored ADR	646	16,706
WPT Enterprises, Inc. (a)	1,088	457
Xinhua Finance Media Ltd. sponsored ADR (a)	745	335
		3,322,803
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	2,802	108,774
Fred's, Inc. Class A	1,470	13,539
Sears Holdings Corp. (a)(d)	3,824	140,570
The Bon-Ton Stores, Inc.	409	589
Tuesday Morning Corp. (a)	1,314	1,156
		264,628
Specialty Retail - 1.9%
A.C. Moore Arts & Crafts, Inc. (a)	697	941
America's Car Mart, Inc. (a)	396	4,348
bebe Stores, Inc.	3,289	16,971
Bed Bath & Beyond, Inc. (a)	7,984	170,059
Big 5 Sporting Goods Corp.	834	4,370
Books-A-Million, Inc.	618	1,576
Cache, Inc. (a)	553	935
Casual Male Retail Group, Inc. (a)	1,080	324
Charlotte Russe Holding, Inc. (a)	558	2,935
Charming Shoppes, Inc. (a)	4,098	2,869
Citi Trends, Inc. (a)	492	6,002
Coldwater Creek, Inc. (a)	2,718	4,593
Conn's, Inc. (a)	875	10,763
Cost Plus, Inc. (a)	673	478
Destination Maternity Corp. (a)	108	781
Dress Barn, Inc. (a)	2,094	20,772
Eddie Bauer Holdings, Inc. (a)	1,548	944
Finish Line, Inc. Class A	1,501	6,229
Golfsmith International Holdings, Inc. (a)	456	451
Gymboree Corp. (a)	930	23,920
Hibbett Sports, Inc. (a)	930	13,039
Hot Topic, Inc. (a)	1,513	13,435
Jos. A. Bank Clothiers, Inc. (a)	515	11,639
Kirkland's, Inc. (a)	745	2,168
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Monro Muffler Brake, Inc.	629	$ 14,800
O'Reilly Automotive, Inc. (a)	4,246	141,647
Pacific Sunwear of California, Inc. (a)	2,232	3,147
PetSmart, Inc.	4,014	80,441
Pomeroy IT Solutions, Inc. (a)	774	2,786
Rent-A-Center, Inc. (a)	2,130	37,318
Ross Stores, Inc.	4,188	123,630
Select Comfort Corp. (a)	1,633	457
Shoe Carnival, Inc. (a)	191	1,308
Staples, Inc.	22,431	357,774
Stein Mart, Inc. (a)	1,416	1,699
The Children's Place Retail Stores, Inc. (a)	959	17,531
Tractor Supply Co. (a)	1,033	32,271
Trans World Entertainment Corp. (a)	2,346	1,525
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,119	11,866
Urban Outfitters, Inc. (a)	5,202	86,561
West Marine, Inc. (a)	733	3,614
Wet Seal, Inc. Class A (a)	4,224	10,560
Winmark Corp. (a)	563	5,776
Zumiez, Inc. (a)	942	7,432
		1,262,685
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	324	4,517
Columbia Sportswear Co.	1,098	29,778
Crocs, Inc. (a)	2,574	3,140
Deckers Outdoor Corp. (a)	426	17,581
FGX International Ltd. (a)	805	6,826
Fossil, Inc. (a)	1,992	25,139
Fuqi International, Inc.	733	2,976
G-III Apparel Group Ltd. (a)	600	2,040
Heelys, Inc.	768	1,413
Iconix Brand Group, Inc. (a)	2,004	16,232
K-Swiss, Inc. Class A	1,129	11,245
LJ International, Inc. (a)	786	409
Lululemon Athletica, Inc. (a)(d)	2,468	14,117
Perry Ellis International, Inc. (a)	589	2,792
Steven Madden Ltd. (a)	786	12,749
Tandy Brands Accessories, Inc.	810	1,539
True Religion Apparel, Inc. (a)	767	7,839
Volcom, Inc. (a)	1,108	8,820
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Wacoal Holdings Corp. sponsored ADR	179	$ 10,586
Weyco Group, Inc.	480	10,522
		190,260
TOTAL CONSUMER DISCRETIONARY		8,219,511
CONSUMER STAPLES - 2.0%
Beverages - 0.2%
Central European Distribution Corp. (a)	1,379	9,198
Coca-Cola Bottling Co. Consolidated	252	11,025
Hansen Natural Corp. (a)	2,862	95,247
Jones Soda Co. (a)	1,213	934
MGP Ingredients, Inc.	510	296
National Beverage Corp. (a)	1,945	15,910
		132,610
Food & Staples Retailing - 1.2%
Andersons, Inc.	575	7,107
Arden Group, Inc. Class A	131	13,566
Casey's General Stores, Inc.	1,499	29,845
Costco Wholesale Corp.	13,642	577,602
Ingles Markets, Inc. Class A	450	6,111
Nash-Finch Co.	359	12,508
Pricesmart, Inc.	972	16,252
Spartan Stores, Inc.	699	10,695
Susser Holdings Corp. (a)	515	5,165
The Pantry, Inc. (a)	707	10,930
United Natural Foods, Inc. (a)	1,386	20,624
Whole Foods Market, Inc. (d)	4,295	52,184
Winn-Dixie Stores, Inc. (a)	1,698	16,420
		779,009
Food Products - 0.4%
AgFeed Industries, Inc. (a)	810	899
Alico, Inc.	192	4,988
American Italian Pasta Co. Class A (a)	614	18,844
Bridgford Foods Corp. (a)	1,513	4,100
Cal-Maine Foods, Inc.	711	15,841
Calavo Growers, Inc.	594	7,045
Cresud S.A.C.I.F. y A. sponsored ADR	1,801	12,913
Diamond Foods, Inc.	606	12,999
Farmer Brothers Co.	600	10,314
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Green Mountain Coffee Roasters, Inc. (a)	767	$ 28,647
Hain Celestial Group, Inc. (a)	1,164	16,389
Imperial Sugar Co.	397	2,525
J&J Snack Foods Corp.	684	21,594
Lancaster Colony Corp.	899	34,953
Lance, Inc.	1,194	26,041
Lifeway Foods, Inc. (a)	630	5,223
Origin Agritech Ltd. (a)	558	1,004
Sanderson Farms, Inc.	607	20,960
Smart Balance, Inc. (a)	2,041	11,960
SunOpta, Inc. (a)	2,113	2,367
Synutra International, Inc. (a)(d)	1,746	11,506
Zhongpin, Inc. (a)	831	7,064
		278,176
Household Products - 0.1%
Central Garden & Pet Co. (a)	1,057	7,758
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,525	11,392
WD-40 Co.	744	18,310
		37,460
Personal Products - 0.1%
Bare Escentuals, Inc. (a)	2,646	8,361
Chattem, Inc. (a)	624	39,580
China Sky One Medical, Inc. (a)	462	5,082
Elizabeth Arden, Inc. (a)	1,104	6,116
Inter Parfums, Inc.	1,105	6,033
Mannatech, Inc.	925	3,228
Nutraceutical International Corp. (a)	966	7,487
Parlux Fragrances, Inc. (a)	901	766
Physicians Formula Holdings, Inc. (a)	685	1,603
Reliv International, Inc.	481	2,338
USANA Health Sciences, Inc. (a)	546	10,936
		91,530
Tobacco - 0.0%
Star Scientific, Inc. (a)	2,586	7,474
TOTAL CONSUMER STAPLES		1,326,259
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Acergy SA sponsored ADR	1,206	6,223
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Bronco Drilling Co., Inc. (a)	846	$ 3,435
Dawson Geophysical Co. (a)	360	4,396
ENGlobal Corp. (a)	840	2,453
Exterran Partners LP	288	3,528
Global Industries Ltd. (a)	3,378	10,674
Gulf Island Fabrication, Inc.	522	4,625
Hercules Offshore, Inc. (a)	2,845	4,097
Lufkin Industries, Inc.	480	15,768
Matrix Service Co. (a)	834	5,805
Mitcham Industries, Inc. (a)	270	907
Omni Energy Services Corp. (a)	612	422
OYO Geospace Corp. (a)	167	1,879
Patterson-UTI Energy, Inc.	4,890	42,005
PHI, Inc. (non-vtg.) (a)	383	3,340
Superior Well Services, Inc. (a)	906	5,210
T-3 Energy Services, Inc. (a)	384	4,228
Tesco Corp. (a)	1,176	9,020
Trico Marine Services, Inc. (a)	575	1,880
Union Drilling, Inc. (a)	930	3,190
		133,085
Oil, Gas & Consumable Fuels - 0.8%
Alliance Holdings GP, LP	1,902	28,207
Alliance Resource Partners LP	1,086	28,746
APCO Argentina, Inc.	834	13,336
Approach Resources, Inc. (a)	840	5,645
Atlas America, Inc.	1,284	12,917
ATP Oil & Gas Corp. (a)	1,182	4,125
BreitBurn Energy Partners LP	2,442	15,263
Brigham Exploration Co. (a)	1,752	2,330
Calumet Specialty Products Partners LP	462	5,576
Capital Product Partners LP	690	4,678
Carrizo Oil & Gas, Inc. (a)	954	10,151
Clayton Williams Energy, Inc. (a)	372	9,322
Clean Energy Fuels Corp. (a)	1,374	7,818
Copano Energy LLC	1,494	21,245
CREDO Petroleum Corp. (a)	240	1,687
Crosstex Energy LP	1,583	5,477
Crosstex Energy, Inc.	1,607	3,600
Delta Petroleum Corp. (a)	3,480	7,169
Dorchester Minerals LP	916	14,940
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Double Eagle Petroleum Co. (a)	324	$ 1,192
Eagle Rock Energy Partners LP	1,506	7,003
Energy XXI (Bermuda) Ltd.	4,621	1,617
EV Energy Partners LP	263	3,882
FX Energy, Inc. (a)	1,392	4,204
Geomet, Inc. (a)	1,933	1,972
Georesources, Inc. (a)	366	2,258
GMX Resources, Inc. (a)	527	9,091
Golar LNG Ltd. (NASDAQ)	2,238	9,780
Green Plains Renewable Energy, Inc. (a)	181	253
Gulfport Energy Corp. (a)	1,218	2,716
Hiland Holdings GP LP	683	1,892
Hiland Partners LP	215	1,595
Inergy Holdings LP	702	19,572
Inergy LP	1,590	35,807
Ivanhoe Energy, Inc. (a)	7,950	4,437
James River Coal Co. (a)	929	10,210
Knightsbridge Tankers Ltd.	755	9,943
Legacy Reserves LP	995	10,547
Linn Energy LLC	3,912	58,719
Martin Midstream Partners LP	636	11,836
NGAS Resources, Inc. (a)	1,033	1,074
Pacific Ethanol, Inc. (a)	1,141	388
Parallel Petroleum Corp. (a)	1,518	1,837
Petroleum Development Corp. (a)	480	5,808
PrimeEnergy Corp. (a)	132	3,993
Quest Resource Corp. (a)	949	229
Ram Energy Resources, Inc. (a)	2,382	1,191
Regency Energy Partners LP	1,866	19,164
Rex Energy Corp. (a)	996	1,464
Rosetta Resources, Inc. (a)	1,746	8,887
StealthGas, Inc.	894	4,908
Syntroleum Corp. (a)	2,130	1,704
Targa Resources Partners LP	1,236	10,457
TC Pipelines LP	1,086	28,095
TEL Offshore Trust	240	1,188
Top Ships, Inc. (a)	2,196	2,767
Toreador Resources Corp.	1,405	3,442
TransGlobe Energy Corp. (a)	1,453	3,849
TXCO Resources, Inc. (a)	1,026	1,570
Uranium Resources, Inc. (a)	3,889	1,945
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Verenium Corp. (a)	1,800	$ 680
Warren Resources, Inc. (a)	2,058	1,338
		516,736
TOTAL ENERGY		649,821
FINANCIALS - 9.0%
Capital Markets - 2.3%
American Capital Ltd. (d)	6,546	8,837
BGC Partners, Inc. Class A	1,561	2,669
Broadpoint Securities Group, Inc. (a)	853	2,047
Calamos Asset Management, Inc. Class A	755	2,605
Capital Southwest Corp.	156	10,243
Charles Schwab Corp.	36,329	461,742
Cowen Group, Inc. (a)	457	1,855
Diamond Hill Investment Group, Inc.	144	5,757
E*TRADE Financial Corp. (a)	17,003	13,602
Epoch Holding Corp.	882	4,339
FBR Capital Markets Corp. (a)	2,316	4,864
FCStone Group, Inc. (a)	947	1,553
FirstCity Financial Corp. (a)	697	955
GFI Group, Inc.	3,606	8,077
Harris & Harris Group, Inc. (a)	996	3,127
International Assets Holding Corp. (a)	335	2,580
Knight Capital Group, Inc. Class A (a)	2,795	49,164
Northern Trust Corp.	7,043	391,239
optionsXpress Holdings, Inc.	1,884	18,595
Penson Worldwide, Inc. (a)	714	3,427
Prospect Capital Corp.	1,170	9,465
Sanders Morris Harris Group, Inc.	780	3,323
SEI Investments Co.	6,029	71,383
T. Rowe Price Group, Inc.	8,169	185,763
TD Ameritrade Holding Corp. (a)	18,753	222,598
thinkorswim Group, Inc. (a)	2,872	22,603
Thomas Weisel Partners Group, Inc. (a)	918	2,699
TradeStation Group, Inc. (a)	1,434	7,658
U.S. Global Investments, Inc. Class A	630	2,426
		1,525,195
Commercial Banks - 2.8%
1st Source Corp.	887	15,860
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Alliance Financial Corp.	288	$ 5,757
Amcore Financial, Inc.	630	693
American National Bankshares, Inc.	420	6,426
American River Bankshares	397	3,216
AmericanWest Bancorp	636	273
Ameris Bancorp	565	2,808
Ames National Corp.	275	4,411
Arrow Financial Corp.	515	12,133
Associated Banc-Corp.	4,015	58,057
BancFirst Corp.	480	16,747
Bancorp Rhode Island, Inc.	395	7,209
Bancorp, Inc., Delaware (a)	492	1,412
BancTrust Financial Group, Inc. (d)	1,002	6,112
Bank of Florida Corp. (a)	456	1,236
Bank of Granite Corp.	828	1,656
Bank of Marin Bancorp	299	5,382
Bank of the Ozarks, Inc.	576	11,952
Banner Corp.	588	1,646
BNC Bancorp	288	1,584
BOK Financial Corp.	2,215	66,672
Boston Private Financial Holdings, Inc.	1,746	6,059
Bridge Capital Holdings (a)	414	2,132
Bryn Mawr Bank Corp.	456	6,863
Camden National Corp.	240	5,354
Capital Bank Corp.	264	1,428
Capital City Bank Group, Inc.	702	8,515
Cardinal Financial Corp.	1,014	5,780
Cascade Bancorp	990	891
Cascade Financial Corp.	697	1,666
Cathay General Bancorp	1,542	14,988
Center Bancorp, Inc.	864	6,731
Center Financial Corp., California	456	1,345
Centerstate Banks of Florida, Inc.	492	5,604
Century Bancorp, Inc. Class A (non-vtg.)	396	6,772
Chemical Financial Corp.	743	14,206
Citizens & Northern Corp.	264	3,989
Citizens Banking Corp., Michigan	4,205	3,154
City Bank Lynnwood, Washington	612	1,047
City Holding Co.	582	15,260
CNB Financial Corp., Pennsylvania	546	4,805
CoBiz, Inc.	959	4,526
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Colony Bankcorp, Inc.	336	$ 2,016
Columbia Bancorp, Oregon	313	288
Columbia Banking Systems, Inc.	642	5,014
Commerce Bancshares, Inc.	2,387	82,901
Community Bancorp (a)	409	368
Community Trust Bancorp, Inc.	468	12,126
CVB Financial Corp.	2,509	17,613
Eagle Bancorp, Inc., Maryland	594	3,208
East West Bancorp, Inc.	1,926	13,694
Eastern Virgina Bankshares, Inc.	216	1,983
Enterprise Financial Services Corp.	672	6,169
EuroBancshares, Inc. (a)	1,656	1,076
Fidelity Southern Corp.	586	1,031
Fifth Third Bancorp	18,060	38,107
Financial Institutions, Inc.	239	789
First Bancorp, North Carolina	576	5,944
First Busey Corp.	1,038	7,266
First Citizen Bancshares, Inc.	275	29,428
First Community Bancshares, Inc.	431	5,064
First Financial Bancorp, Ohio	1,554	11,950
First Financial Bankshares, Inc.	714	30,716
First Financial Corp., Indiana	432	13,997
First M&F Corp.	432	2,605
First Mariner Bancorp, Inc. (a)	708	453
First Merchants Corp.	468	4,703
First Midwest Bancorp, Inc., Delaware	1,439	10,821
First of Long Island Corp.	419	8,799
First Regional Bancorp (a)	408	290
First South Bancorp, Inc., Virginia	360	2,167
First State Bancorp.	1,080	1,080
First United Corp.	444	5,106
Firstbank Corp., Michigan	265	1,378
FirstMerit Corp.	2,586	38,040
FNB Corp., North Carolina	330	792
Frontier Financial Corp., Washington (d)	1,266	1,962
Fulton Financial Corp.	5,286	32,879
German American Bancorp, Inc.	493	5,571
Glacier Bancorp, Inc.	1,650	25,394
Great Southern Bancorp, Inc.	414	4,798
Green Bankshares, Inc.	399	2,853
Grupo Financiero Galicia SA sponsored ADR (a)	1,932	3,748
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Guaranty Bancorp (a)	1,884	$ 2,901
Hampton Roads Bankshares, Inc. (d)	421	2,732
Hancock Holding Co.	1,032	29,268
Hanmi Financial Corp.	1,740	2,053
Harleysville National Corp., Pennsylvania	1,385	9,335
Heartland Financial USA, Inc.	576	6,515
Heritage Commerce Corp.	475	2,328
Heritage Financial Corp., Washington	228	2,611
Home Bancshares, Inc.	648	11,858
Horizon Financial Corp.	510	1,209
Huntington Bancshares, Inc. (d)	11,131	16,251
IBERIABANK Corp.	408	17,626
Independent Bank Corp., Massachusetts	480	7,037
Independent Bank Corp., Michigan	577	721
Integra Bank Corp.	660	660
International Bancshares Corp.	2,028	20,300
Intervest Bancshares Corp. Class A	264	626
Investors Bancorp, Inc. (a)	3,582	25,647
Lakeland Bancorp, Inc.	960	6,355
Lakeland Financial Corp.	654	11,412
LNB Bancorp, Inc.	714	3,756
Macatawa Bank Corp.	433	758
MainSource Financial Group, Inc.	911	5,092
MB Financial, Inc.	1,116	14,486
MBT Financial Corp.	828	1,449
Mercantile Bank Corp.	204	796
Merchants Bancshares, Inc.	194	3,781
Metrocorp Bancshares, Inc.	66	189
Midwest Banc Holdings, Inc.	1,045	1,055
Nara Bancorp, Inc.	1,158	3,092
National Bankshares, Inc.	272	5,105
National Penn Bancshares, Inc.	2,442	18,095
NBT Bancorp, Inc.	1,008	19,807
NewBridge Bancorp	1,093	1,432
North Valley Bancorp	456	1,404
Northern States Financial Corp.	306	581
Northfield Bancorp, Inc.	1,758	17,510
Northrim Bancorp, Inc.	311	2,510
Old Point Financial Corp.	371	5,695
Old Second Bancorp, Inc. (d)	720	4,385
Pacific Capital Bancorp	1,520	11,005
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pacific Continental Corp.	360	$ 4,046
Pacific Mercantile Bancorp	445	1,540
PacWest Bancorp	894	12,230
Peapack-Gladstone Financial Corp.	231	3,615
Penns Woods Bancorp, Inc.	372	9,114
Pennsylvania Communication Bancorp, Inc. (a)	312	4,571
Peoples Bancorp, Inc.	396	3,651
Pinnacle Financial Partners, Inc. (a)	930	18,451
Popular, Inc. (d)	9,155	20,599
Preferred Bank, Los Angeles California	409	2,196
PremierWest Bancorp	565	1,718
PrivateBancorp, Inc.	990	12,335
Prosperity Bancshares, Inc.	1,494	38,127
Provident Bankshares Corp.	930	5,534
Renasant Corp.	618	6,656
Republic Bancorp, Inc., Kentucky Class A	695	13,017
Republic First Bancorp, Inc. (a)	612	3,513
Royal Bancshares of Pennsylvania, Inc. Class A	588	2,176
S&T Bancorp, Inc.	893	20,262
S.Y. Bancorp, Inc.	462	10,908
Sandy Spring Bancorp, Inc.	558	5,993
SCBT Financial Corp.	383	7,660
Seacoast Banking Corp., Florida	685	2,651
Security Bank Corp., Georgia	889	347
Shore Bancshares, Inc.	144	1,675
Sierra Bancorp	384	2,431
Signature Bank, New York (a)	1,168	29,212
Simmons First National Corp. Class A	558	14,285
Smithtown Bancorp, Inc.	414	4,629
South Financial Group, Inc.	2,430	3,062
Southern Community Financial Corp.	505	1,621
Southside Bancshares, Inc.	611	10,644
Southwest Bancorp, Inc., Oklahoma	779	7,634
State Bancorp, Inc., New York	455	2,275
StellarOne Corp.	942	11,747
Sterling Bancshares, Inc.	2,298	12,524
Sterling Financial Corp., Washington (d)	1,740	2,384
Suffolk Bancorp	546	14,201
Summit Financial Group, Inc.	324	2,475
Sun Bancorp, Inc., New Jersey	613	2,691
Superior Bancorp	288	691
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Susquehanna Bancshares, Inc., Pennsylvania	2,790	$ 24,468
SVB Financial Group (a)	960	15,696
Taylor Capital Group, Inc.	834	3,328
Temecula Valley Bancorp, Inc.	474	142
Texas Capital Bancshares, Inc. (a)	1,056	10,285
The First Bancorp, Inc.	498	5,802
TIB Financial Corp.	702	2,984
TowneBank	738	9,882
Trico Bancshares	630	8,310
Trustmark Corp.	1,754	31,204
UCBH Holdings, Inc.	3,522	5,635
UMB Financial Corp.	1,292	49,006
Umpqua Holdings Corp.	2,082	17,697
Union Bankshares Corp.	558	6,947
United Bankshares, Inc., West Virginia (d)	1,374	21,160
United Community Banks, Inc., Georgia	1,597	5,526
United Security Bancshares, Inc.	372	5,212
United Security Bancshares, California	712	3,781
Univest Corp. of Pennsylvania	570	11,377
Virginia Commerce Bancorp, Inc.	1,284	5,123
VIST Financial Corp.	360	2,779
Washington Banking Co., Oak Harbor	276	1,874
Washington Trust Bancorp, Inc.	637	9,045
WesBanco, Inc.	1,050	18,617
West Bancorp., Inc.	540	3,294
West Coast Bancorp, Oregon	636	833
Westamerica Bancorp.	858	34,208
Whitney Holding Corp.	1,866	20,619
Wilshire Bancorp, Inc.	810	3,856
Wintrust Financial Corp.	642	7,999
Yadkin Valley Financial Corp.	683	3,114
Zions Bancorp	3,666	34,350
		1,815,216
Consumer Finance - 0.1%
Advanta Corp.:
Class A	570	219
Class B	834	400
Cardtronics, Inc. (a)	1,542	2,159
CompuCredit Corp. (a)	1,634	3,431
Consumer Portfolio Services, Inc. (a)	804	386
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Credit Acceptance Corp. (a)	1,002	$ 19,068
Dollar Financial Corp. (a)	714	4,341
EZCORP, Inc. (non-vtg.) Class A (a)	1,326	13,631
First Cash Financial Services, Inc. (a)	870	11,884
QC Holdings, Inc.	661	3,279
United Panam Financial Corp. (a)	648	842
World Acceptance Corp. (a)	455	6,670
		66,310
Diversified Financial Services - 0.9%
Ampal-American Israel Corp. Class A (a)	1,560	2,278
Asset Acceptance Capital Corp. (a)	1,152	3,859
Asta Funding, Inc.	414	675
CME Group, Inc.	2,102	383,405
Compass Diversified Holdings	1,170	10,308
Elron Electronic Industries Ltd. (a)	913	1,844
Encore Capital Group, Inc. (a)	1,128	4,478
Interactive Brokers Group, Inc. (a)	1,254	17,619
Life Partners Holdings, Inc.	435	7,443
MarketAxess Holdings, Inc. (a)	936	7,385
Marlin Business Services Corp. (a)	469	1,759
Medallion Financial Corp.	858	4,376
NewStar Financial, Inc. (a)	2,418	3,313
PICO Holdings, Inc. (a)	731	15,965
Portfolio Recovery Associates, Inc. (a)	383	8,640
Resource America, Inc. Class A	540	1,955
The NASDAQ Stock Market, Inc. (a)	6,294	131,545
		606,847
Insurance - 1.2%
21st Century Holding Co.	576	2,062
American National Insurance Co.	822	34,779
American Physicians Capital, Inc.	314	13,304
Amerisafe, Inc. (a)	558	8,091
Amtrust Financial Services, Inc.	2,130	17,849
Arch Capital Group Ltd. (a)	1,902	102,708
Argo Group International Holdings, Ltd. (a)	995	28,188
Baldwin & Lyons, Inc. Class B	455	7,712
Cincinnati Financial Corp.	5,169	106,171
CNinsure, Inc. ADR (a)	462	3,262
Donegal Group, Inc. Class A	851	11,965
Eastern Insurance Holdings, Inc.	210	1,428
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
eHealth, Inc. (a)	858	$ 10,854
EMC Insurance Group	611	12,208
Enstar Group Ltd. (a)	420	19,358
Erie Indemnity Co. Class A	1,631	48,995
FPIC Insurance Group, Inc. (a)	360	13,356
Greenlight Capital Re, Ltd. (a)	882	12,771
Hallmark Financial Services, Inc. (a)	1,188	8,138
Harleysville Group, Inc.	831	24,731
Infinity Property & Casualty Corp.	498	17,694
IPC Holdings Ltd.	1,475	37,480
Kansas City Life Insurance Co.	408	9,706
Maiden Holdings Ltd.	1,669	7,444
Max Capital Group Ltd.	1,607	26,516
National Interstate Corp.	587	9,744
National Western Life Insurance Co. Class A	132	13,418
Navigators Group, Inc. (a)	539	28,152
PMA Capital Corp. Class A (a)	1,242	6,384
Presidential Life Corp.	815	5,379
RAM Holdings Ltd. (a)	637	210
Safety Insurance Group, Inc.	426	13,321
Selective Insurance Group, Inc.	1,722	20,716
Specialty Underwriters' Alliance, Inc. (a)	1,105	3,536
State Auto Financial Corp.	1,266	21,168
Tower Group, Inc.	1,303	26,568
United America Indemnity Ltd. Class A (a)	666	5,674
United Fire & Casualty Co.	983	16,672
		757,712
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	462	7,438
Gladstone Commercial Corp.	438	3,079
Investors Real Estate Trust	1,897	17,339
Mission West Properties, Inc.	541	3,825
Monmouth Real Estate Investment Corp. Class A	1,716	9,009
		40,690
Real Estate Management & Development - 0.0%
Avatar Holdings, Inc. (a)	215	3,571
Elbit Imaging Ltd.	1,080	12,226
FirstService Corp. (sub. vtg.) (a)	1,098	9,555
Market Leader, Inc. (a)	690	1,007
Meruelo Maddux Properties, Inc. (a)	2,526	379
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Stratus Properties, Inc. (a)	215	$ 1,079
Thomas Properties Group, Inc.	1,501	2,236
ZipRealty, Inc. (a)	984	2,608
		32,661
Thrifts & Mortgage Finance - 1.6%
Abington Bancorp, Inc.	942	6,830
Anchor BanCorp Wisconsin, Inc.	750	525
Atlantic Coast Federal Corp.	553	1,687
Bank Mutual Corp.	1,686	14,247
BankFinancial Corp.	954	8,262
BankUnited Financial Corp. Class A	1,093	251
Beneficial Mutual Bancorp, Inc. (a)	3,193	28,737
Berkshire Bancorp, Inc.	768	3,525
Berkshire Hills Bancorp, Inc.	588	12,383
Brookline Bancorp, Inc., Delaware	1,626	14,276
Camco Financial Corp.	409	417
Capitol Federal Financial	2,415	89,427
CFS Bancorp, Inc.	300	708
Citizens First Bancorp, Inc., Delaware	360	360
Citizens South Banking Corp., Delaware	384	1,974
Clifton Savings Bancorp, Inc.	792	7,564
Cooperative Bankshares, Inc.	505	394
Corus Bankshares, Inc.	1,896	284
Danvers Bancorp, Inc.	369	4,731
Dime Community Bancshares, Inc.	1,374	13,548
ESB Financial Corp.	374	4,286
ESSA Bancorp, Inc.	500	6,005
First Defiance Financial Corp.	265	1,373
First Federal Bancshares of Arkansas, Inc.	348	2,227
First Financial Holdings, Inc.	654	3,689
First Financial Northwest, Inc.	646	4,761
First Niagara Financial Group, Inc.	3,877	45,051
First PacTrust Bancorp, Inc.	384	2,327
First Place Financial Corp.	697	1,547
Flushing Financial Corp.	1,032	6,336
Fox Chase Bancorp, Inc. (a)	637	5,599
HMN Financial, Inc.	174	350
Home Federal Bancorp, Inc.	600	4,422
Hudson City Bancorp, Inc.	16,431	170,389
K-Fed Bancorp	678	4,848
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Kearny Financial Corp.	2,749	$ 27,188
LSB Corp.	618	4,950
MutualFirst Financial, Inc.	277	1,343
NASB Financial, Inc.	325	4,781
Northwest Bancorp, Inc.	1,451	22,026
OceanFirst Financial Corp.	480	4,550
Oritani Financial Corp. (a)	1,242	13,426
Pamrapo Bancorp, Inc.	534	3,605
Parkvale Financial Corp.	240	2,040
People's United Financial, Inc.	11,021	191,876
Provident Financial Holdings, Inc.	181	760
Provident New York Bancorp	1,741	14,868
Pulaski Financial Corp.	145	790
PVF Capital Corp.	241	562
Riverview Bancorp, Inc.	1,056	3,274
Rockville Financial, Inc.	1,080	9,720
Roma Financial Corp.	1,278	14,122
Severn Bancorp, Inc.	642	2,497
TFS Financial Corp.	10,122	118,225
TierOne Corp.	636	1,158
Tree.com, Inc. (a)	264	1,196
Triad Guaranty, Inc. (a)	540	140
Trustco Bank Corp., New York	2,445	14,792
United Community Financial Corp., Ohio	1,124	618
United Financial Bancorp, Inc.	822	10,579
United Western Bancorp, Inc.	216	1,043
ViewPoint Financial Group	1,175	15,651
Washington Federal, Inc.	2,862	32,598
Waterstone Financial, Inc. (a)	1,422	3,256
Westfield Financial, Inc.	1,200	11,304
WSFS Financial Corp.	215	4,749
		1,011,027
TOTAL FINANCIALS		5,855,658
HEALTH CARE - 17.4%
Biotechnology - 9.5%
Aastrom Biosciences, Inc. (a)	3,894	1,441
Abraxis BioScience, Inc. (a)	1,266	74,112
Acadia Pharmaceuticals, Inc. (a)	1,836	1,524
Achillion Pharmaceuticals, Inc. (a)	1,512	2,404
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Acorda Therapeutics, Inc. (a)	1,188	$ 26,136
AEterna Zentaris, Inc. (sub. vtg.) (a)	2,430	1,662
Affymax, Inc. (a)	527	6,893
Alexion Pharmaceuticals, Inc. (a)	2,418	82,696
Alkermes, Inc. (a)	3,066	30,905
Allos Therapeutics, Inc. (a)	2,516	14,190
Alnylam Pharmaceuticals, Inc. (a)	1,314	24,230
Altus Pharmaceuticals, Inc. (a)	1,116	223
Amgen, Inc. (a)	33,414	1,634,947
Amicus Therapeutics, Inc. (a)	834	6,722
Amylin Pharmaceuticals, Inc. (a)	4,452	40,647
Anadys Pharmaceuticals, Inc. (a)	1,153	7,056
Antigenics, Inc. (a)	1,608	643
Arena Pharmaceuticals, Inc. (a)	3,066	12,785
ARIAD Pharmaceuticals, Inc. (a)	3,553	3,944
ArQule, Inc. (a)	2,593	8,142
Array Biopharma, Inc. (a)	1,344	4,193
AspenBio Pharma, Inc. (a)	983	1,357
AVI BioPharma, Inc. (a)	1,536	891
BioCryst Pharmaceuticals, Inc. (a)	1,824	2,335
Biogen Idec, Inc. (a)	9,229	424,903
BioMarin Pharmaceutical, Inc. (a)	3,234	38,808
Bionovo, Inc. (a)	3,162	759
Biosante Pharmaceuticals, Inc. (a)	852	1,176
Celera Corp. (a)	2,490	16,011
Celgene Corp. (a)	14,478	647,601
Cell Genesys, Inc. (a)	2,622	554
Cephalon, Inc. (a)	2,147	140,822
Cepheid, Inc. (a)	1,940	12,959
Combinatorx, Inc. (a)	2,797	1,287
Cougar Biotechnology, Inc. (a)	624	15,619
Crucell NV sponsored ADR (a)	384	7,165
Cubist Pharmaceuticals, Inc. (a)	1,712	24,328
CuraGen Corp. (a)	2,370	1,588
Curis, Inc. (a)	2,034	2,441
CV Therapeutics, Inc. (a)	2,053	32,848
Cytokinetics, Inc. (a)	1,500	2,370
Cytori Therapeutics, Inc. (a)	720	1,987
CytRx Corp. (a)	4,525	1,403
deCODE genetics, Inc. (a)	2,250	450
Dendreon Corp. (a)	3,006	9,168
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dyax Corp. (a)	2,286	$ 4,298
Dynavax Technologies Corp. (a)	1,290	711
EntreMed, Inc. (a)	3,978	640
Enzon Pharmaceuticals, Inc. (a)	2,160	11,426
EPIX Pharmaceuticals, Inc. (a)	1,440	662
Exact Sciences Corp. (a)	2,365	1,963
Facet Biotech Corp. (a)	729	4,746
Genomic Health, Inc. (a)	924	18,184
GenVec, Inc. (a)	3,145	1,227
Genzyme Corp. (a)	8,526	519,489
Geron Corp. (a)(d)	2,730	12,558
Gilead Sciences, Inc. (a)	28,752	1,288,090
GTx, Inc. (a)	1,176	10,949
Halozyme Therapeutics, Inc. (a)	2,934	12,998
Hana Biosciences, Inc. (a)	996	100
Human Genome Sciences, Inc. (a)	4,356	8,233
Idenix Pharmaceuticals, Inc. (a)	1,753	6,469
Idera Pharmaceuticals, Inc. (a)	960	5,357
ImmunoGen, Inc. (a)	1,980	8,039
Immunomedics, Inc. (a)	2,982	2,952
Incyte Corp. (a)	3,945	9,113
Indevus Pharmaceuticals, Inc. (a)	2,616	13,368
Infinity Pharmaceuticals, Inc. (a)	252	2,087
Inhibitex, Inc. (a)	1,081	303
InterMune, Inc. (a)	1,158	17,428
Isis Pharmaceuticals, Inc. (a)	3,126	40,200
Keryx Biopharmaceuticals, Inc. (a)	1,632	217
La Jolla Pharmaceutical Co. (a)	2,202	135
Lexicon Pharmaceuticals, Inc. (a)	4,825	4,439
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,431	0
Class B (a)	5,044	13,669
MannKind Corp. (a)	3,988	8,614
Marshall Edwards, Inc. (a)	1,789	698
Martek Biosciences	1,164	21,802
Maxygen, Inc. (a)	1,350	9,383
Medarex, Inc. (a)	3,966	15,507
Metabasis Therapeutics, Inc. (a)	1,224	539
Metabolix, Inc. (a)	817	4,796
Micromet, Inc. (a)	2,112	6,336
Molecular Insight Pharmaceuticals, Inc. (a)	1,140	2,143
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Momenta Pharmaceuticals, Inc. (a)	1,326	$ 12,730
Myriad Genetics, Inc. (a)	1,455	114,727
Nabi Biopharmaceuticals (a)	3,234	12,192
Neurocrine Biosciences, Inc. (a)	1,128	3,700
NeurogesX, Inc. (a)	853	1,117
Northfield Laboratories, Inc. (a)	1,104	806
Novavax, Inc. (a)	2,473	2,028
NPS Pharmaceuticals, Inc. (a)	1,897	8,631
Nymox Pharmaceutical Corp. (a)	936	2,874
ONYX Pharmaceuticals, Inc. (a)	1,782	53,442
Orchid Cellmark, Inc. (a)	2,022	1,415
OREXIGEN Therapeutics, Inc. (a)	1,338	5,339
Orthologic Corp. (a)	2,082	1,041
OSI Pharmaceuticals, Inc. (a)	1,793	61,141
Osiris Therapeutics, Inc. (a)(d)	1,056	18,902
OXiGENE, Inc. (a)	1,333	866
PDL BioPharma, Inc.	3,649	21,420
Peregrine Pharmaceuticals, Inc. (a)	5,485	1,755
Pharmasset, Inc. (a)	750	7,163
Poniard Pharmaceuticals, Inc. (a)	1,488	2,976
Progenics Pharmaceuticals, Inc. (a)	1,020	6,559
QLT, Inc. (a)	2,754	4,682
Regeneron Pharmaceuticals, Inc. (a)	2,399	34,186
Repligen Corp. (a)	1,117	4,367
Rigel Pharmaceuticals, Inc. (a)	1,242	6,508
RXi Pharmaceuticals Corp.	228	917
Sangamo Biosciences, Inc. (a)	1,429	5,102
Savient Pharmaceuticals, Inc. (a)	1,830	7,906
SciClone Pharmaceuticals, Inc. (a)	1,525	1,769
Seattle Genetics, Inc. (a)	2,521	20,244
Senomyx, Inc. (a)	1,201	2,210
SIGA Technologies, Inc. (a)	1,404	6,866
StemCells, Inc. (a)(d)	2,610	4,072
Sunesis Pharmaceuticals, Inc. (a)	1,500	375
Synta Pharmaceuticals Corp. (a)(d)	1,015	1,380
Targacept, Inc. (a)	853	2,013
Telik, Inc. (a)	1,914	746
Theravance, Inc. (a)	1,633	22,764
Transcept Pharmaceuticals, Inc. (a)	216	704
Trimeris, Inc.	708	991
Trubion Pharmaceuticals, Inc. (a)	553	735
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
United Therapeutics Corp. (a)	835	$ 56,037
Vanda Pharmaceuticals, Inc. (a)	1,021	817
Vertex Pharmaceuticals, Inc. (a)	5,094	153,992
Vical, Inc. (a)	1,644	2,466
XOMA Ltd. (a)	5,891	3,004
Zymogenetics, Inc. (a)	3,364	13,961
		6,163,831
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	894	13,982
Abiomed, Inc. (a)	990	6,742
Accuray, Inc. (a)	1,729	8,074
Align Technology, Inc. (a)	2,082	14,262
Alphatec Holdings, Inc. (a)	2,124	3,526
American Medical Systems Holdings, Inc. (a)	2,250	23,288
Analogic Corp.	408	11,526
Angiodynamics, Inc. (a)	793	9,413
Anika Therapeutics, Inc. (a)	985	3,369
Aspect Medical Systems, Inc. (a)	961	3,354
Atrion Corp.	108	8,117
ATS Medical, Inc. (a)	2,215	5,161
BioLase Technology, Inc. (a)	840	277
Candela Corp. (a)	534	182
Cardiac Science Corp. (a)	846	3,079
Cardica, Inc. (a)	697	1,917
Cardiodynamics International Corp. (a)	325	250
Cardiovascular Systems, Inc. (a)	136	1,380
Cerus Corp. (a)	1,429	1,000
China Medical Technologies, Inc. sponsored ADR	707	9,212
Conceptus, Inc. (a)	870	9,770
CONMED Corp. (a)	1,020	13,862
Cutera, Inc. (a)	337	2,147
Cyberonics, Inc. (a)	1,098	14,768
Cynosure, Inc. Class A (a)	264	1,447
DENTSPLY International, Inc.	4,619	106,791
DexCom, Inc. (a)	768	3,110
Electro-Optical Sciences, Inc. (a)	601	2,404
Endologix, Inc. (a)	1,872	2,883
ev3, Inc. (a)	3,450	20,321
Exactech, Inc. (a)	611	8,420
Gen-Probe, Inc. (a)	1,754	71,160
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Given Imaging Ltd.	1,183	$ 9,275
Hansen Medical, Inc. (a)	978	3,775
HealthTronics, Inc. (a)	900	1,305
Hologic, Inc. (a)	8,293	93,877
Home Diagnostics, Inc. (a)	529	3,502
I-Flow Corp. (a)	1,170	3,709
ICU Medical, Inc. (a)	528	16,648
IDEXX Laboratories, Inc. (a)	1,810	54,481
Immucor, Inc. (a)	2,246	50,400
Insulet Corp. (a)	786	4,810
Integra LifeSciences Holdings Corp. (a)	863	22,533
Intuitive Surgical, Inc. (a)	1,230	111,881
IRIS International, Inc. (a)	528	5,021
Kensey Nash Corp. (a)	468	8,920
Masimo Corp. (a)	1,759	43,957
Medical Action Industries, Inc. (a)	552	3,687
Meridian Bioscience, Inc.	1,326	26,600
Merit Medical Systems, Inc. (a)	786	8,756
Micrus Endovascular Corp. (a)	438	2,759
Natus Medical, Inc. (a)	863	6,757
Neogen Corp. (a)	480	10,200
NeuroMetrix, Inc. (a)	469	619
NMT Medical, Inc. (a)	661	535
Northstar Neuroscience, Inc. (a)	673	1,272
NUCRYST Pharmaceuticals Corp.	750	308
NuVasive, Inc. (a)	1,110	31,469
NxStage Medical, Inc. (a)	2,111	6,607
OraSure Technologies, Inc. (a)	1,428	3,656
Orthofix International NV (a)	683	10,853
Orthovita, Inc. (a)	2,490	7,520
Osteotech, Inc. (a)	702	2,134
Palomar Medical Technologies, Inc. (a)	618	4,511
Quidel Corp. (a)	894	9,870
Rochester Medical Corp. (a)	420	4,376
RTI Biologics, Inc. (a)	2,154	6,074
Shamir Optical Industry Ltd.	469	1,407
Sirona Dental Systems, Inc. (a)	1,782	19,869
Somanetics Corp. (a)	420	5,120
Sonic Innovations, Inc. (a)	534	449
SonoSite, Inc. (a)	588	10,843
Staar Surgical Co. (a)	840	1,050
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stereotaxis, Inc. (a)	1,357	$ 4,261
SurModics, Inc. (a)	552	9,643
Syneron Medical Ltd. (a)	894	4,667
Synovis Life Technologies, Inc. (a)	384	4,792
The Spectranetics Corp. (a)	1,440	3,240
ThermoGenesis Corp. (a)	2,646	1,265
Thoratec Corp. (a)	1,682	38,417
TomoTherapy, Inc. (a)	1,488	3,601
Trinity Biotech PLC sponsored ADR (a)	414	497
Urologix, Inc. (a)	618	247
Utah Medical Products, Inc.	323	7,591
Vascular Solutions, Inc. (a)	961	5,795
Vnus Medical Technologies, Inc. (a)	815	15,558
Volcano Corp. (a)	1,631	24,400
Wright Medical Group, Inc. (a)	1,140	16,655
Young Innovations, Inc.	408	6,528
Zoll Medical Corp. (a)	827	11,371
		1,165,117
Health Care Providers & Services - 1.8%
Air Methods Corp. (a)	456	7,611
Allied Healthcare International, Inc. (a)	2,629	3,418
Allion Healthcare, Inc. (a)	1,356	5,492
Almost Family, Inc. (a)	258	5,235
Amedisys, Inc. (a)	822	26,888
America Service Group, Inc. (a)	361	4,040
American Dental Partners, Inc. (a)	313	2,069
AmSurg Corp. (a)	1,056	16,495
Animal Health International, Inc. (a)	721	880
athenahealth, Inc. (a)	1,067	27,187
Bio-Reference Laboratories, Inc. (a)	455	10,561
BioScrip, Inc. (a)	1,254	1,868
BMP Sunstone Corp. (a)	1,381	4,005
CardioNet, Inc.	690	17,250
Catalyst Health Solutions, Inc. (a)	1,374	28,964
Chindex International, Inc. (a)	486	2,031
Corvel Corp. (a)	384	7,242
Cross Country Healthcare, Inc. (a)	846	6,260
Dialysis Corp. of America (a)	433	2,325
Express Scripts, Inc. (a)	7,823	393,497
Genoptix, Inc. (a)	534	16,191
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Gentiva Health Services, Inc. (a)	877	$ 15,198
Health Grades, Inc. (a)	1,213	2,608
Healthways, Inc. (a)	1,194	10,877
Henry Schein, Inc. (a)	2,862	104,978
HMS Holdings Corp. (a)	841	25,550
Hythiam, Inc. (a)	1,572	396
InVentiv Health, Inc. (a)	1,176	11,948
IPC The Hospitalist Co., Inc. (a)	508	8,138
LCA-Vision, Inc.	720	1,980
LHC Group, Inc. (a)	624	12,436
LifePoint Hospitals, Inc. (a)	1,710	35,944
Lincare Holdings, Inc. (a)	2,387	50,294
Magellan Health Services, Inc. (a)	1,193	39,560
Medcath Corp. (a)	599	4,804
MWI Veterinary Supply, Inc. (a)	564	14,224
NightHawk Radiology Holdings, Inc. (a)	961	2,556
NovaMed Eyecare, Inc. (a)	769	1,999
Odyssey Healthcare, Inc. (a)	1,164	12,059
Patterson Companies, Inc. (a)	3,924	70,907
PDI, Inc. (a)	492	2,588
Providence Service Corp. (a)	648	2,041
PSS World Medical, Inc. (a)	1,890	27,273
Psychiatric Solutions, Inc. (a)	1,770	29,984
ResCare, Inc. (a)	1,092	13,355
Rural/Metro Corp. (a)	876	1,183
Sun Healthcare Group, Inc. (a)	1,482	13,249
The Ensign Group, Inc.	646	8,547
U.S. Physical Therapy, Inc. (a)	534	5,479
VCA Antech, Inc. (a)	2,634	54,761
Virtual Radiologic Corp. (a)	336	2,100
		1,176,525
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.	4,643	40,394
AMICAS, Inc. (a)	2,082	4,039
Cerner Corp. (a)(d)	2,598	95,087
Computer Programs & Systems, Inc.	492	13,161
Eclipsys Corp. (a)	1,650	13,151
Emageon, Inc. (a)	601	1,058
HLTH Corp. (a)	3,193	34,868
MedAssets, Inc. (a)	1,878	27,757
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Merge Healthcare, Inc.	1,285	$ 1,760
Omnicell, Inc. (a)	1,122	8,056
Phase Forward, Inc. (a)	1,336	18,504
SXC Health Solutions Corp. (a)	824	15,966
Transcend Services, Inc. (a)	385	3,908
Vital Images, Inc. (a)	420	4,112
		281,821
Life Sciences Tools & Services - 1.3%
Accelrys, Inc. (a)	985	3,497
Affymetrix, Inc. (a)	2,694	5,738
Albany Molecular Research, Inc. (a)	1,098	9,520
AMAG Pharmaceuticals, Inc. (a)	589	15,932
Arrowhead Research Corp. (a)	1,656	646
Bruker BioSciences Corp. (a)	5,622	23,669
Caliper Life Sciences, Inc. (a)	1,428	1,285
Clinical Data, Inc. (a)	762	6,363
Dionex Corp. (a)	623	29,150
eResearchTechnology, Inc. (a)	1,657	8,036
Exelixis, Inc. (a)	3,168	13,686
Harvard Bioscience, Inc. (a)	409	1,051
ICON PLC sponsored ADR	1,830	37,552
Illumina, Inc. (a)	3,846	120,495
Kendle International, Inc. (a)	539	10,079
Life Technologies Corp. (a)	5,446	158,751
Luminex Corp. (a)	1,385	22,991
Medivation, Inc. (a)	942	15,703
Medtox Scientific, Inc. (a)	288	2,007
Nektar Therapeutics (a)	2,958	13,281
PAREXEL International Corp. (a)	1,710	15,681
Pharmaceutical Product Development, Inc.	3,574	85,740
PharmaNet Development Group, Inc. (a)	480	2,371
QIAGEN NV (a)(d)	6,174	98,907
Sequenom, Inc. (a)(d)	1,987	29,070
Techne Corp.	1,200	58,620
Varian, Inc. (a)	882	19,960
		809,781
Pharmaceuticals - 2.6%
Acura Pharmaceuticals, Inc. (a)(d)	1,292	8,165
Adolor Corp. (a)	1,356	2,712
Akorn, Inc. (a)	2,586	3,620
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Alexza Pharmaceuticals, Inc. (a)	1,008	$ 1,613
Angiotech Pharmaceuticals, Inc. (a)	2,730	837
Auxilium Pharmaceuticals, Inc. (a)	1,254	34,447
AVANIR Pharmaceuticals Class A (a)	1,273	522
Biodel, Inc. (a)	588	2,187
BioForm Medical, Inc. (a)	1,921	2,075
BioMimetic Therapeutics, Inc. (a)	816	6,838
Cadence Pharmaceuticals, Inc. (a)	1,326	8,460
Cardiome Pharma Corp. (a)	2,742	10,949
Columbia Laboratories, Inc. (a)	1,237	1,757
Cypress Bioscience, Inc. (a)	1,236	10,432
DepoMed, Inc. (a)	2,454	4,295
Discovery Laboratories, Inc. (a)	2,958	3,224
Durect Corp. (a)	3,138	6,245
Emisphere Technologies, Inc. (a)	1,141	673
Endo Pharmaceuticals Holdings, Inc. (a)	3,745	71,080
Eurand NV (a)	1,338	12,711
Flamel Technologies SA sponsored ADR (a)	828	3,776
Hi-Tech Pharmacal Co., Inc. (a)	325	1,661
Hollis-Eden Pharmaceuticals, Inc. (a)	642	424
Inspire Pharmaceuticals, Inc. (a)	2,017	6,737
Ista Pharmaceuticals, Inc. (a)	1,542	2,822
Jazz Pharmaceuticals, Inc. (a)	774	573
Labopharm, Inc. (a)	1,536	1,497
MAP Pharmaceuticals, Inc. (a)	558	1,244
Matrixx Initiatives, Inc. (a)	372	6,558
MDRNA, Inc. (a)	792	214
Medicines Co. (a)	1,554	19,068
MiddleBrook Pharmaceuticals, Inc. (a)	5,154	8,607
Mylan, Inc. (a)(d)	9,600	119,328
NitroMed, Inc. (a)	972	727
Noven Pharmaceuticals, Inc. (a)	906	7,366
Novogen Ltd. sponsored ADR (a)	253	481
Obagi Medical Products, Inc. (a)	942	4,785
Optimer Pharmaceuticals, Inc. (a)	923	9,885
Pain Therapeutics, Inc. (a)	1,741	7,887
Penwest Pharmaceuticals Co. (a)	678	1,254
Perrigo Co.	3,006	60,391
Pozen, Inc. (a)	954	5,695
Questcor Pharmaceuticals, Inc. (a)	2,029	9,861
Salix Pharmaceuticals Ltd. (a)	1,621	12,076
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Santarus, Inc. (a)	1,950	$ 2,789
Sepracor, Inc. (a)	3,600	53,928
Shire PLC sponsored ADR	1,686	59,786
Somaxon Pharmaceuticals, Inc. (a)	613	269
Spectrum Pharmaceuticals, Inc. (a)	1,914	2,871
Sucampo Pharmaceuticals, Inc. Class A (a)	601	3,029
SuperGen, Inc. (a)	1,525	2,516
Teva Pharmaceutical Industries Ltd. sponsored ADR	22,074	984,059
ViroPharma, Inc. (a)	2,585	10,728
Vivus, Inc. (a)	2,562	10,325
Warner Chilcott Ltd. (a)	7,909	85,813
XenoPort, Inc. (a)	870	18,174
		1,720,046
TOTAL HEALTH CARE		11,317,121
INDUSTRIALS - 5.5%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	539	16,828
American Science & Engineering, Inc.	324	19,664
Applied Energetics, Inc. (a)	3,318	796
Applied Signal Technology, Inc.	522	9,981
Argon ST, Inc. (a)	635	10,801
Ascent Solar Technologies, Inc. (a)	1,033	2,779
Axsys Technologies, Inc. (a)	414	13,749
BE Aerospace, Inc. (a)	3,485	25,998
Ceradyne, Inc. (a)	834	14,311
Elbit Systems Ltd.	1,326	57,416
Herley Industries, Inc. (a)	612	5,912
Innovative Solutions & Support, Inc.	685	3,500
Kratos Defense & Security Solutions, Inc. (a)	2,580	2,090
Ladish Co., Inc. (a)	486	3,329
LMI Aerospace, Inc. (a)	371	3,246
Sypris Solutions, Inc.	786	629
Taser International, Inc. (a)	2,166	9,314
		200,343
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (a)	1,728	331
Atlas Air Worldwide Holdings, Inc. (a)	660	9,332
C.H. Robinson Worldwide, Inc.	5,316	219,976
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Dynamex, Inc. (a)	438	$ 5,046
Expeditors International of Washington, Inc.	6,581	181,307
Forward Air Corp.	960	15,974
Hub Group, Inc. Class A (a)	1,109	19,918
Pacer International, Inc.	1,230	3,604
Park-Ohio Holdings Corp. (a)	570	2,035
UTI Worldwide, Inc.	3,198	39,303
		496,826
Airlines - 0.3%
Allegiant Travel Co. (a)	575	19,734
Hawaiian Holdings, Inc. (a)	1,614	5,116
JetBlue Airways Corp. (a)	8,118	30,930
Pinnacle Airlines Corp. (a)	1,009	1,413
Republic Airways Holdings, Inc. (a)	1,350	9,342
Ryanair Holdings PLC sponsored ADR (a)	3,604	85,919
SkyWest, Inc.	1,816	18,596
UAL Corp. (a)	4,558	22,380
		193,430
Building Products - 0.1%
Aaon, Inc.	560	8,691
American Woodmark Corp.	515	7,452
Apogee Enterprises, Inc.	966	9,148
Builders FirstSource, Inc. (a)	901	1,730
China Architectural Engineering, Inc. (a)	1,524	1,341
Gibraltar Industries, Inc.	906	5,943
Insteel Industries, Inc.	733	4,618
PGT, Inc. (a)	1,794	1,884
Universal Forest Products, Inc.	588	12,813
		53,620
Commercial Services & Supplies - 0.8%
American Ecology Corp.	671	10,535
ATC Technology Corp. (a)	816	8,495
Casella Waste Systems, Inc. Class A (a)	918	1,928
CECO Environmental Corp. (a)	414	965
Cintas Corp.	4,851	98,427
Copart, Inc. (a)	2,641	71,360
Courier Corp.	348	4,740
Fuel Tech, Inc. (a)	779	7,198
G&K Services, Inc. Class A	563	10,050
GeoEye, Inc. (a)	551	12,453
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Healthcare Services Group, Inc.	1,164	$ 17,891
Herman Miller, Inc.	1,722	17,358
ICT Group, Inc. (a)	654	2,354
InnerWorkings, Inc. (a)	1,633	3,429
Interface, Inc. Class A	1,729	3,856
Intersections, Inc. (a)	529	2,497
Kimball International, Inc. Class B	1,140	6,840
McGrath RentCorp.	1,008	15,745
Mobile Mini, Inc. (a)	954	9,302
Multi-Color Corp.	311	4,031
PRG-Schultz International, Inc. (a)	1,386	5,211
Protection One, Inc. (a)	709	1,695
Standard Parking Corp. (a)	756	12,300
Stericycle, Inc. (a)	2,700	129,546
Sykes Enterprises, Inc. (a)	1,146	18,290
Team, Inc. (a)	792	10,391
Tetra Tech, Inc. (a)	1,846	41,350
United Stationers, Inc. (a)	774	16,819
Waste Services, Inc. (a)	1,477	6,425
WCA Waste Corp. (a)	709	1,560
		553,041
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	3,980	59,859
Great Lakes Dredge & Dock Corp.	1,374	3,325
Insituform Technologies, Inc. Class A (a)	887	10,804
Integrated Electrical Services, Inc. (a)	587	4,514
Layne Christensen Co. (a)	719	11,698
MYR Group, Inc. (a)	684	9,179
Northwest Pipe Co. (a)	396	10,791
Orion Marine Group, Inc. (a)	438	3,898
Sterling Construction Co., Inc. (a)	515	7,694
		121,762
Electrical Equipment - 0.9%
A-Power Energy Generation Systems, Ltd. (a)	1,104	3,820
Active Power, Inc. (a)	3,714	2,117
Advanced Battery Technologies, Inc. (a)	1,189	2,521
American Superconductor Corp. (a)(d)	1,278	17,202
Canadian Solar, Inc. (a)(d)	1,206	4,330
Capstone Turbine Corp. (a)	5,461	2,949
China BAK Battery, Inc. (a)	1,441	2,017
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
China Sunergy Co. Ltd. ADR (a)	1,056	$ 1,837
Coleman Cable, Inc. (a)	493	1,262
Deswell Industries, Inc.	690	1,090
Encore Wire Corp.	827	14,886
Ener1, Inc. (a)(d)	3,277	10,257
Energy Conversion Devices, Inc. (a)(d)	1,451	31,820
Evergreen Solar, Inc. (a)	4,122	5,029
First Solar, Inc. (a)	2,585	273,338
Franklin Electric Co., Inc.	738	16,236
FuelCell Energy, Inc. (a)	2,257	6,229
Fushi Copperweld, Inc. (a)	930	4,697
GT Solar International, Inc.	4,751	20,287
Harbin Electric, Inc. (a)	829	4,145
Hoku Scientific, Inc. (a)	318	636
Hydrogenics Corp. (a)	5,173	1,759
II-VI, Inc. (a)	954	17,134
JA Solar Holdings Co. Ltd. ADR (a)	3,834	7,783
Jinpan International Ltd.	277	3,712
LSI Industries, Inc.	558	1,964
Medis Technologies Ltd. (a)	1,020	581
Microvision, Inc. (a)	1,884	2,298
Ocean Power Technologies, Inc. (a)	468	2,391
Orion Energy Systems, Inc. (a)	660	2,713
Plug Power, Inc. (a)	4,045	3,883
Powell Industries, Inc. (a)	486	14,551
Power-One, Inc. (a)	2,946	2,239
Preformed Line Products Co.	143	4,346
Solarfun Power Holdings Co. Ltd. ADR (a)	954	2,852
Sunpower Corp. Class A (a)(d)	1,403	39,130
Ultralife Corp. (a)	721	5,314
Valence Technology, Inc. (a)	3,942	6,504
Vicor Corp.	1,242	5,713
Woodward Governor Co.	2,142	36,885
		588,457
Industrial Conglomerates - 0.0%
Otter Tail Corp.	966	16,818
Raven Industries, Inc.	647	11,762
		28,580
Machinery - 0.9%
3D Systems Corp. (a)	798	4,094
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Altra Holdings, Inc. (a)	930	$ 5,003
American Railcar Industries, Inc.	600	4,524
Astec Industries, Inc. (a)	731	16,243
Basin Water, Inc. (a)	805	650
Bucyrus International, Inc. Class A	2,418	30,032
Chart Industries, Inc. (a)	1,014	6,510
China Fire & Security Group, Inc. (a)	804	5,314
Columbus McKinnon Corp. (NY Shares) (a)	708	6,209
Commercial Vehicle Group, Inc. (a)	540	340
Dynamic Materials Corp.	360	3,355
Energy Recovery, Inc.	1,422	8,973
Flanders Corp. (a)	1,032	4,231
Flow International Corp. (a)	1,860	2,232
Force Protection, Inc. (a)	2,163	11,161
FreightCar America, Inc.	371	6,062
Gencor Industries, Inc. (a)	277	1,770
Hardinge, Inc.	312	1,020
Hurco Companies, Inc. (a)	180	2,090
Joy Global, Inc.	3,390	59,189
K-Tron International, Inc. (a)	71	3,939
L.B. Foster Co. Class A (a)	462	9,873
Lincoln Electric Holdings, Inc.	1,374	42,223
Middleby Corp. (a)	666	14,486
NN, Inc.	834	792
Nordson Corp.	1,108	27,589
Omega Flex, Inc.	288	4,625
PACCAR, Inc.	11,327	283,968
Portec Rail Products, Inc.	685	3,768
RBC Bearings, Inc. (a)	792	11,817
Sun Hydraulics Corp.	563	7,465
Tecumseh Products Co.:
Class A (non-vtg.) (a)	642	3,403
Class B (a)	227	1,405
Twin Disc, Inc.	276	1,339
		595,694
Marine - 0.1%
American Commercial Lines, Inc. (a)	1,501	5,013
Aries Maritime Transport Ltd.	804	410
DryShips, Inc.	1,295	4,494
Eagle Bulk Shipping, Inc.	1,422	5,347
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Euroseas Ltd.	1,092	$ 4,652
FreeSeas, Inc.	1,165	850
OceanFreight, Inc.	474	479
Paragon Shipping, Inc.	870	3,236
Star Bulk Carriers Corp.	2,226	3,272
TBS International Ltd. Class A (a)	516	3,339
Ultrapetrol (Bahamas) Ltd. (a)	925	1,906
		32,998
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	642	4,635
Advisory Board Co. (a)	611	9,116
Barrett Business Services, Inc.	336	2,866
Comsys IT Partners, Inc. (a)	481	1,222
Corporate Executive Board Co.	1,206	18,090
CoStar Group, Inc. (a)	612	15,606
CRA International, Inc. (a)	384	8,390
Diamond Management & Technology Consultants, Inc.	1,440	3,067
Exponent, Inc. (a)	654	14,695
First Advantage Corp. Class A (a)	397	4,141
Heidrick & Struggles International, Inc.	606	9,720
Hudson Highland Group, Inc. (a)	781	906
Huron Consulting Group, Inc. (a)	671	27,692
ICF International, Inc. (a)	414	9,932
Kelly Services, Inc. Class A (non-vtg.)	1,254	9,530
Kforce, Inc. (a)	1,362	8,730
LECG Corp. (a)	1,362	3,691
Odyssey Marine Exploration, Inc. (a)	1,350	4,536
On Assignment, Inc. (a)	1,285	3,033
Resources Connection, Inc. (a)	1,355	18,631
School Specialty, Inc. (a)	600	8,442
Thomas Group (a)	865	441
VSE Corp.	162	3,869
		190,981
Road & Rail - 0.5%
AMERCO (a)	647	18,440
Arkansas Best Corp.	810	14,110
Celadon Group, Inc. (a)	553	3,180
Covenant Transport Group, Inc. Class A (a)	685	1,308
Frozen Food Express Industries, Inc.	1,380	4,761
Heartland Express, Inc.	3,054	37,778
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	3,805	$ 77,546
Landstar System, Inc.	1,650	52,223
Marten Transport Ltd. (a)	630	10,433
Old Dominion Freight Lines, Inc. (a)	1,278	27,848
P.A.M. Transportation Services, Inc. (a)	517	2,042
Patriot Transportation Holding, Inc. (a)	119	7,236
Quality Distribution, Inc. (a)	1,548	2,988
Saia, Inc. (a)	306	2,656
Universal Truckload Services, Inc. (a)	714	8,632
USA Truck, Inc. (a)	336	4,516
Vitran Corp., Inc. (a)	757	2,725
Werner Enterprises, Inc.	2,094	28,520
YRC Worldwide, Inc. (a)	1,777	3,909
		310,851
Trading Companies & Distributors - 0.3%
Aceto Corp.	774	4,667
Beacon Roofing Supply, Inc. (a)	1,662	18,232
DXP Enterprises, Inc. (a)	313	3,571
Fastenal Co. (d)	4,708	141,805
H&E Equipment Services, Inc. (a)	1,032	5,304
Houston Wire & Cable Co.	623	3,707
Kaman Corp.	831	9,739
Lawson Products, Inc.	480	8,530
Mitsui & Co. Ltd. sponsored ADR	12	2,169
Rush Enterprises, Inc.:
Class A (a)	290	2,369
Class B (a)	894	7,036
Titan Machinery, Inc. (a)	671	6,193
		213,322
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	618	4,443
Quixote Corp.	396	1,327
		5,770
TOTAL INDUSTRIALS		3,585,675
INFORMATION TECHNOLOGY - 50.3%
Communications Equipment - 9.8%
3Com Corp. (a)	12,054	26,639
Acme Packet, Inc. (a)	1,764	7,744
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ADC Telecommunications, Inc. (a)	3,493	$ 9,920
Adtran, Inc.	2,178	31,450
Airspan Networks, Inc. (a)	1,213	182
Airvana, Inc. (a)	1,788	9,673
Alvarion Ltd. (a)	2,387	7,376
Anaren, Inc. (a)	942	10,550
Arris Group, Inc. (a)	3,702	22,656
Aruba Networks, Inc. (a)	2,328	6,425
AudioCodes Ltd. (a)	1,584	1,774
Avanex Corp. (a)	492	595
Avocent Corp. (a)	1,482	17,754
Aware, Inc. (a)	961	1,691
Bel Fuse, Inc. Class B (non-vtg.)	299	2,802
BigBand Networks, Inc. (a)	1,705	9,275
Black Box Corp.	624	12,380
Blue Coat Systems, Inc. (a)	1,278	14,032
Bookham, Inc. (a)	3,282	755
Brocade Communications Systems, Inc. (a)	11,196	31,125
Ceragon Networks Ltd. (a)	1,069	4,982
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	948	1,356
Ciena Corp. (a)	2,917	15,664
Cisco Systems, Inc. (a)	184,892	2,693,876
Cogo Group, Inc. (a)	1,236	7,626
Comtech Telecommunications Corp. (a)	805	30,421
DG FastChannel, Inc. (a)	510	7,920
Digi International, Inc. (a)	1,308	9,365
Ditech Networks, Inc. (a)	1,302	1,497
EchoStar Holding Corp. Class A (a)	1,458	23,882
EMS Technologies, Inc. (a)	536	10,763
Endwave Corp. (a)	714	1,299
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	261	831
Extreme Networks, Inc. (a)	4,290	6,092
F5 Networks, Inc. (a)	2,586	51,720
Finisar Corp. (a)	13,645	3,411
Gilat Satellite Networks Ltd. (a)	1,943	6,062
Globecomm Systems, Inc. (a)	577	2,885
Harmonic, Inc. (a)	3,517	19,132
Harris Stratex Networks, Inc. Class A (a)	925	3,635
Hughes Communications, Inc. (a)	879	9,194
Infinera Corp. (a)	3,097	22,298
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
InterDigital, Inc. (a)	1,385	$ 40,691
Ituran Location & Control Ltd.	1,188	7,710
Ixia (a)	2,905	14,467
JDS Uniphase Corp. (a)	6,786	18,729
Juniper Networks, Inc. (a)	16,492	234,351
KVH Industries, Inc. (a)	409	2,184
Loral Space & Communications Ltd. (a)	600	7,146
MRV Communications, Inc. (a)	4,609	1,383
NETGEAR, Inc. (a)	1,008	11,138
Network Engines, Inc. (a)	1,452	711
Neutral Tandem, Inc. (a)	918	18,314
Nice Systems Ltd. sponsored ADR (a)	1,266	26,713
Occam Networks, Inc. (a)	1,104	2,981
Oplink Communications, Inc. (a)	906	6,704
Opnext, Inc. (a)	1,896	3,166
ORBCOMM, Inc. (a)	1,189	2,449
Orckit Communications Ltd. (a)	618	1,304
Parkervision, Inc. (a)	858	1,450
PC-Tel, Inc.	894	4,533
Pegasus Wireless Corp. warrants 3/15/09 (a)	222	0
Polycom, Inc. (a)	2,550	33,915
Powerwave Technologies, Inc. (a)	4,176	1,420
Qiao Xing Universal Telephone, Inc. (a)(d)	685	836
QUALCOMM, Inc.	52,299	1,748,356
RADWARE Ltd. (a)	744	4,471
Research In Motion Ltd. (a)	17,830	712,130
Riverbed Technology, Inc. (a)	2,196	22,992
SCM Microsystems, Inc. (a)	1,248	3,494
SeaChange International, Inc. (a)	1,050	5,114
ShoreTel, Inc. (a)	2,166	8,447
Sierra Wireless, Inc. (a)	798	3,136
Silicom Ltd. (a)	276	1,504
Sonus Networks, Inc. (a)	8,430	10,453
Starent Networks Corp. (a)	2,413	38,150
Sycamore Networks, Inc. (a)	9,354	23,572
Symmetricom, Inc. (a)	1,957	6,615
Tekelec (a)	2,101	25,758
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	10,436	85,158
Tellabs, Inc. (a)	11,852	45,038
Telular Corp. (a)	732	1,237
Tollgrade Communications, Inc. (a)	570	3,192
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
UTStarcom, Inc. (a)	3,330	$ 3,363
ViaSat, Inc. (a)	935	17,111
Westell Technologies, Inc. Class A (a)	1,800	540
		6,370,835
Computers & Peripherals - 5.6%
ActivIdentity Corp. (a)	1,752	3,364
Adaptec, Inc. (a)	4,404	10,305
Apple, Inc. (a)	28,049	2,505,056
Avid Technology, Inc. (a)	1,242	12,370
Concurrent Computer Corp. (a)	288	832
Cray, Inc. (a)	1,020	2,509
Data Domain, Inc. (a)(d)	1,842	23,909
Dell, Inc. (a)	61,215	522,164
Dot Hill Systems Corp. (a)	2,730	1,310
Electronics for Imaging, Inc. (a)	2,082	18,530
Hutchinson Technology, Inc. (a)	846	1,523
iGO, Inc. (a)	1,093	689
Immersion Corp. (a)	1,068	4,112
InFocus Corp. (a)	2,058	597
Intevac, Inc. (a)	558	2,182
Isilon Systems, Inc. (a)	2,052	4,617
LaserCard Corp. (a)	337	869
Logitech International SA (a)	5,682	48,638
NetApp, Inc. (a)	10,422	140,072
Novatel Wireless, Inc. (a)	1,140	6,224
Palm, Inc. (a)	3,666	26,542
Presstek, Inc. (a)	673	1,104
QLogic Corp. (a)	3,959	36,502
Rackable Systems, Inc. (a)	810	2,973
Rimage Corp. (a)	666	8,518
SanDisk Corp. (a)	6,966	62,067
Seagate Technology	15,354	66,022
Silicon Graphics, Inc. (a)	582	838
STEC, Inc. (a)	2,065	11,647
Stratasys, Inc. (a)	870	7,917
Sun Microsystems, Inc. (a)	23,246	108,791
Super Micro Computer, Inc. (a)	978	4,430
Synaptics, Inc. (a)	1,080	22,410
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Transact Technologies, Inc. (a)	468	$ 1,170
Xyratex Ltd. (a)	942	2,148
		3,672,951
Electronic Equipment & Components - 1.1%
Acacia Research Corp. - Acacia Technologies (a)	828	2,550
Agilysys, Inc.	840	3,016
Brightpoint, Inc. (a)	2,502	9,808
CalAmp Corp. (a)	853	392
Cogent, Inc. (a)	2,880	29,952
Cognex Corp.	1,439	15,829
Coherent, Inc. (a)	780	11,934
Comverge, Inc. (a)	618	2,639
CPI International, Inc. (a)	708	5,218
Daktronics, Inc.	1,410	9,673
DTS, Inc. (a)	683	11,317
Echelon Corp. (a)	1,464	8,769
Electro Rent Corp.	864	6,610
Electro Scientific Industries, Inc. (a)	1,068	5,660
Entorian Technologies, Inc. (a)	1,584	192
FARO Technologies, Inc. (a)	552	6,563
Flextronics International Ltd. (a)	26,567	54,728
FLIR Systems, Inc. (a)	4,332	88,416
GSI Group, Inc. (a)	1,632	1,550
I. D. Systems Inc. (a)	481	1,611
ICx Technologies, Inc. (a)	864	3,948
Insight Enterprises, Inc. (a)	1,710	4,497
IPG Photonics Corp. (a)	1,254	10,584
Itron, Inc. (a)	1,131	50,510
Littelfuse, Inc. (a)	642	7,332
LoJack Corp. (a)	841	3,086
Magal Security Systems Ltd. (a)	1,206	6,066
Maxwell Technologies, Inc. (a)	684	4,063
Measurement Specialties, Inc. (a)	419	1,534
Mercury Computer Systems, Inc. (a)	762	4,702
Merix Corp. (a)	702	197
Molex, Inc.	3,138	35,679
Molex, Inc. Class A (non-vtg.)	2,454	25,742
MTS Systems Corp.	623	14,728
Multi-Fineline Electronix, Inc. (a)	894	12,757
National Instruments Corp.	2,442	42,076
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Newport Corp. (a)	978	$ 3,932
NU Horizons Electronics Corp. (a)	1,290	2,580
Optimal Group, Inc. Class A (a)	1,128	643
Orbotech Ltd. (a)	1,128	4,625
OSI Systems, Inc. (a)	575	9,085
PC Connection, Inc. (a)	553	2,007
PC Mall, Inc. (a)	445	1,451
Planar Systems, Inc. (a)	504	252
Plexus Corp. (a)	1,386	17,810
RadiSys Corp. (a)	750	4,575
Richardson Electronics Ltd.	961	2,883
Rofin-Sinar Technologies, Inc. (a)	899	13,170
Sanmina-SCI Corp. (a)	17,022	4,256
ScanSource, Inc. (a)	966	15,330
SMART Modular Technologies (WWH), Inc. (a)	1,693	2,065
Spectrum Control, Inc. (a)	318	1,794
Tech Data Corp. (a)	1,619	27,993
Trimble Navigation Ltd. (a)	3,619	51,028
TTM Technologies, Inc. (a)	1,398	6,445
Universal Display Corp. (a)	1,200	7,236
X-Rite, Inc. (a)	961	1,240
Zygo Corp. (a)	805	3,292
		687,620
Internet Software & Services - 7.4%
Akamai Technologies, Inc. (a)	5,370	97,143
Ariba, Inc. (a)	2,725	23,844
Art Technology Group, Inc. (a)	4,026	8,777
AsiaInfo Holdings, Inc. (a)	1,350	16,484
Autobytel, Inc. (a)	1,405	506
Baidu.com, Inc. sponsored ADR (a)	828	122,809
Bankrate, Inc. (a)	551	12,287
China Finance Online Co. Ltd. ADR (a)	486	4,262
Chordiant Software, Inc. (a)	1,141	2,442
comScore, Inc. (a)	870	7,847
Constant Contact, Inc. (a)	900	12,429
CryptoLogic Ltd.	384	1,897
DealerTrack Holdings, Inc. (a)	1,518	16,030
Digital River, Inc. (a)	1,218	29,135
DivX, Inc. (a)	1,833	8,487
EarthLink, Inc. (a)	3,564	22,453
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBay, Inc. (a)	40,712	$ 442,539
Equinix, Inc. (a)	1,224	56,806
GigaMedia Ltd. (a)	1,705	9,974
Gmarket, Inc. sponsored ADR (a)	696	10,802
Google, Inc. Class A (sub. vtg.) (a)	7,569	2,558,246
GSI Commerce, Inc. (a)	1,470	16,302
HSW International, Inc. (a)	1,416	255
Hurray! Holding Co. Ltd. ADR (a)	1,345	1,735
IAC/InterActiveCorp (a)	3,936	58,764
InfoSpace, Inc. (a)	1,122	5,935
Internap Network Services Corp. (a)	1,428	4,355
Internet Brands, Inc. Class A (a)	1,152	5,518
Internet Capital Group, Inc. (a)	1,164	4,714
Internet Gold Golden Lines Ltd. (a)	1,056	4,910
Internet Initiative Japan, Inc. sponsored ADR	570	1,123
Interwoven, Inc. (a)	1,477	23,735
iPass, Inc. (a)	1,926	1,772
j2 Global Communications, Inc. (a)	1,326	24,836
Keynote Systems, Inc. (a)	540	3,980
Limelight Networks, Inc. (a)	3,867	10,364
Liquidity Services, Inc. (a)	954	4,484
LivePerson, Inc. (a)	1,836	3,488
LoopNet, Inc. (a)	1,056	6,188
Marchex, Inc. Class B	1,434	5,836
Mercadolibre, Inc. (a)(d)	1,374	22,960
MIVA, Inc. (a)	2,082	219
ModusLink Global Solutions, Inc. (a)	1,837	3,490
Move, Inc. (a)	4,945	8,011
NetEase.com, Inc. sponsored ADR (a)	2,358	48,292
NIC, Inc.	1,969	9,806
Omniture, Inc. (a)	2,178	24,742
Open Text Corp. (a)	1,631	51,873
Openwave Systems, Inc. (a)	2,850	2,337
Perficient, Inc. (a)	1,213	4,270
RADVision Ltd. (a)	1,080	6,124
RealNetworks, Inc. (a)	4,434	10,198
S1 Corp. (a)	2,148	12,244
Saba Software, Inc. (a)	1,285	2,454
SAVVIS, Inc.	1,830	10,266
Selectica, Inc. (a)	5,486	1,646
Sify Technologies Ltd. sponsored ADR (a)	1,153	680
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sina Corp. (a)	1,770	$ 38,002
SkillSoft PLC sponsored ADR (a)	3,493	24,032
Sohu.com, Inc. (a)	1,200	59,280
SonicWALL, Inc. (a)	2,088	9,229
Supportsoft, Inc. (a)	2,196	3,821
Switch & Data Facilities Co., Inc. (a)	1,026	6,310
TechTarget, Inc. (a)	1,200	3,000
Terremark Worldwide, Inc. (a)	1,693	4,656
The Knot, Inc. (a)	1,050	6,500
TheStreet.com, Inc.	877	1,728
Travelzoo, Inc. (a)	601	3,306
United Online, Inc.	2,595	12,093
ValueClick, Inc. (a)	3,000	18,810
VeriSign, Inc. (a)	6,186	119,575
Vignette Corp. (a)	966	6,385
VistaPrint Ltd. (a)	1,578	38,661
Vocus, Inc. (a)	510	8,486
Web.com, Inc. (a)	1,056	3,168
WebMD Health Corp. Class A (a)	288	6,676
WebMediaBrands, Inc. (a)	1,357	624
Websense, Inc. (a)	1,302	14,530
Yahoo!, Inc. (a)	43,754	578,865
Zix Corp. (a)	3,294	3,228
		4,844,070
IT Services - 2.3%
Acxiom Corp.	2,574	21,313
Automatic Data Processing, Inc.	16,158	551,796
Cass Information Systems, Inc.	468	12,079
Cognizant Technology Solutions Corp. Class A (a)	8,995	165,508
CSG Systems International, Inc. (a)	1,086	14,683
CyberSource Corp. (a)	2,030	25,010
Edgewater Technology, Inc. (a)	702	2,071
Euronet Worldwide, Inc. (a)	1,590	15,566
ExlService Holdings, Inc. (a)	990	8,009
Fiserv, Inc. (a)	4,947	161,371
Forrester Research, Inc. (a)	780	14,305
Gevity HR, Inc.	726	1,546
Hackett Group, Inc. (a)	1,356	3,471
iGate Corp.	1,633	4,899
infoGROUP, Inc.	2,161	6,397
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Information Services Group, Inc. (a)	997	$ 3,170
Infosys Technologies Ltd. sponsored ADR	3,431	83,030
Integral Systems, Inc. (a)	534	4,875
Lionbridge Technologies, Inc. (a)	1,717	2,249
ManTech International Corp. Class A (a)	641	33,441
NCI, Inc. Class A (a)	231	6,283
Ness Technologies, Inc. (a)	942	2,760
Online Resources Corp. (a)	781	2,312
Paychex, Inc.	11,354	250,469
PFSweb, Inc. (a)	121	105
Rainmaker Systems, Inc. (a)	1,921	1,364
RightNow Technologies, Inc. (a)	1,146	9,111
Sapient Corp. (a)	4,902	18,775
Syntel, Inc.	1,290	26,239
Teletech Holdings, Inc. (a)	2,154	18,654
Telvent GIT SA	894	10,952
Virtusa Corp. (a)	1,440	8,827
Yucheng Technologies Ltd. (a)	397	2,100
		1,492,740
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	1,968	34,578
Semiconductors & Semiconductor Equipment - 7.9%
Actel Corp. (a)	798	7,238
Advanced Analogic Technologies, Inc. (a)	1,356	4,271
Advanced Energy Industries, Inc. (a)	1,200	8,112
Altera Corp.	9,113	139,702
Amkor Technology, Inc. (a)	6,131	10,484
ANADIGICS, Inc. (a)	2,412	3,907
Applied Materials, Inc.	42,277	389,371
Applied Micro Circuits Corp. (a)	2,550	9,206
ARM Holdings PLC sponsored ADR	1,656	6,939
ASM International NV (NASDAQ) (a)	276	1,824
ASML Holding NV (NY Shares)	4,290	64,908
Asyst Technologies, Inc. (a)	1,453	291
Atheros Communications, Inc. (a)	1,902	22,976
Atmel Corp. (a)	14,286	51,001
ATMI, Inc. (a)	1,056	14,045
AuthenTec, Inc. (a)	841	1,144
Axcelis Technologies, Inc. (a)	3,649	1,160
AXT, Inc. (a)	2,125	1,934
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A (a)	13,869	$ 228,145
Brooks Automation, Inc. (a)	2,406	10,298
Cabot Microelectronics Corp. (a)	786	16,176
California Micro Devices Corp. (a)	1,165	2,435
Camtek Ltd. (a)	1,189	452
Cavium Networks, Inc. (a)	1,224	11,640
Ceva, Inc. (a)	840	4,931
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,646	688
Cirrus Logic, Inc. (a)	2,382	8,456
Cohu, Inc.	708	5,997
Conexant Systems, Inc. (a)	1,476	652
Cree, Inc. (a)	2,718	53,382
Cymer, Inc. (a)	966	17,842
Diodes, Inc. (a)	1,302	10,130
DSP Group, Inc. (a)	1,044	5,794
EMCORE Corp. (a)	2,190	1,508
Entegris, Inc. (a)	4,176	2,547
Entropic Communications, Inc. (a)	1,944	1,108
Exar Corp. (a)	1,404	8,213
Ezchip Semiconductor Ltd. (a)	816	10,502
FEI Co. (a)	1,164	16,657
FormFactor, Inc. (a)	1,487	21,502
Himax Technologies, Inc. sponsored ADR	2,809	4,635
Hittite Microwave Corp. (a)	1,074	29,621
Ikanos Communications, Inc. (a)	1,488	2,128
Integrated Device Technology, Inc. (a)	5,701	25,540
Integrated Silicon Solution, Inc. (a)	810	1,142
Intel Corp.	175,569	2,236,749
Intersil Corp. Class A	3,954	39,975
IXYS Corp.	1,302	10,976
KLA-Tencor Corp.	5,177	89,303
Kopin Corp. (a)	2,646	4,207
Kulicke & Soffa Industries, Inc. (a)	2,298	3,102
Lam Research Corp. (a)	3,894	76,167
Lattice Semiconductor Corp. (a)	3,913	5,048
Leadis Technology, Inc. (a)	840	386
Linear Technology Corp.	6,834	148,981
LTX-Credence Corp. (a)	3,889	778
Marvell Technology Group Ltd. (a)	18,949	142,307
Mattson Technology, Inc. (a)	1,741	992
Maxim Integrated Products, Inc.	9,774	118,265
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mellanox Technologies Ltd. (a)	1,356	$ 11,187
Micrel, Inc.	2,538	16,878
Microchip Technology, Inc.	5,771	108,322
Microsemi Corp. (a)	2,478	25,053
Microtune, Inc. (a)	2,514	4,123
Mindspeed Technologies, Inc. (a)	613	484
MIPS Technologies, Inc. (a)	1,596	3,192
MKS Instruments, Inc. (a)	1,571	19,779
Monolithic Power Systems, Inc. (a)	1,110	14,375
MoSys, Inc. (a)	1,224	2,081
Nanometrics, Inc. (a)	805	1,030
Netlogic Microsystems, Inc. (a)	618	14,653
Novellus Systems, Inc. (a)	3,198	40,775
NVE Corp. (a)	168	4,553
NVIDIA Corp. (a)	16,908	139,998
O2Micro International Ltd. sponsored ADR (a)	1,302	3,021
Omnivision Technologies, Inc. (a)	1,681	11,414
ON Semiconductor Corp. (a)	13,026	47,675
PDF Solutions, Inc. (a)	1,080	1,112
Pericom Semiconductor Corp. (a)	1,086	5,832
Photronics, Inc. (a)	1,141	1,050
Pixelworks, Inc. (a)	493	266
PLX Technology, Inc. (a)	1,681	3,597
PMC-Sierra, Inc. (a)	7,151	36,542
Power Integrations, Inc.	1,050	19,268
Rambus, Inc. (a)	3,168	27,118
Ramtron International Corp. (a)	2,424	2,909
RF Micro Devices, Inc. (a)	8,922	8,119
Rubicon Technology, Inc. (a)	601	2,392
Rudolph Technologies, Inc. (a)	870	2,358
Semitool, Inc. (a)	1,386	3,451
Semtech Corp. (a)	2,082	24,464
Sigma Designs, Inc. (a)	918	12,595
Silicon Image, Inc. (a)	2,610	6,055
Silicon Laboratories, Inc. (a)	1,451	31,777
Silicon Motion Technology Corp. sponsored ADR (a)	985	2,029
Silicon Storage Technology, Inc. (a)	3,366	4,914
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,246	14,380
SiRF Technology Holdings, Inc. (a)	1,524	2,789
Skyworks Solutions, Inc. (a)	5,298	34,437
Spansion, Inc. Class A (a)	4,794	240
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Standard Microsystems Corp. (a)	767	$ 11,942
Supertex, Inc. (a)	564	11,765
Techwell, Inc. (a)	726	3,993
Tessera Technologies, Inc. (a)	1,458	15,746
Transwitch Corp. (a)	5,148	1,441
Trident Microsystems, Inc. (a)	1,776	2,291
TriQuint Semiconductor, Inc. (a)	4,753	11,074
Ultra Clean Holdings, Inc. (a)	853	998
Ultratech, Inc. (a)	600	6,588
Varian Semiconductor Equipment Associates, Inc. (a)	2,394	43,691
Veeco Instruments, Inc. (a)	1,068	4,550
Verigy Ltd. (a)	2,010	13,889
Vimicro International Corp. sponsored ADR (a)	457	864
Virage Logic Corp. (a)	1,045	2,989
Volterra Semiconductor Corp. (a)	1,014	8,213
White Electronic Designs Corp. (a)	996	3,964
Xilinx, Inc.	8,573	151,571
Zilog, Inc. (a)	2,029	4,464
Zoran Corp. (a)	1,489	7,743
		5,141,933
Software - 16.1%
Access Integrated Technologies, Inc. Class A (a)	876	438
ACI Worldwide, Inc. (a)	1,237	22,093
Activision Blizzard, Inc. (a)	41,257	413,808
Actuate Corp. (a)	522	1,869
Adobe Systems, Inc. (a)	16,729	279,374
Advent Software, Inc. (a)	810	22,064
Aladdin Knowledge Systems Ltd. (a)	414	4,330
Allot Communications Ltd. (a)	756	1,126
American Software, Inc. Class A	678	2,590
Ansys, Inc. (a)	2,874	57,969
ArcSight, Inc.	1,367	12,768
Authentidate Holding Corp. (a)	1,926	501
Autodesk, Inc. (a)	7,134	90,530
Blackbaud, Inc.	1,302	13,332
Blackboard, Inc. (a)	1,075	29,498
BluePhoenix Solutions Ltd. (a)	1,008	1,996
Borland Software Corp. (a)	2,802	1,177
Bottomline Technologies, Inc. (a)	834	4,879
CA, Inc.	16,285	276,031
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Cadence Design Systems, Inc. (a)	8,298	$ 34,852
Callidus Software, Inc. (a)	2,125	4,951
Catapult Communications Corp. (a)	804	5,282
CDC Corp. Class A (a)	3,390	2,661
Check Point Software Technologies Ltd. (a)	6,762	148,561
Citrix Systems, Inc. (a)	5,711	117,532
CommVault Systems, Inc. (a)	1,278	13,969
Compuware Corp. (a)	7,450	44,030
Concur Technologies, Inc. (a)	1,512	31,737
Convera Corp. Class A (a)	2,166	347
Corel Corp. (a)	654	1,995
Deltek, Inc. (a)	1,308	4,761
DemandTec, Inc. (a)	906	6,668
Descartes Systems Group, Inc. (a)	2,388	5,519
Digimarc Corp. (a)	147	1,399
Double-Take Software, Inc. (a)	1,156	8,000
ebix.com, Inc. (a)	316	6,604
Electronic Arts, Inc. (a)	10,213	166,574
Entrust, Inc. (a)	3,174	4,951
Epicor Software Corp. (a)	2,064	5,800
EPIQ Systems, Inc. (a)	1,200	20,244
Evolving Systems, Inc. (a)	786	762
FalconStor Software, Inc. (a)	2,029	5,073
Fundtech Ltd. (a)	600	3,672
Glu Mobile, Inc. (a)	1,933	909
Guidance Software, Inc. (a)	673	2,120
i2 Technologies, Inc. (a)	696	5,213
Informatica Corp. (a)	2,970	38,313
Interactive Intelligence, Inc. (a)	834	7,423
Intuit, Inc. (a)	10,062	229,313
Jack Henry & Associates, Inc.	2,826	45,018
JDA Software Group, Inc. (a)	1,068	10,360
Kenexa Corp. (a)	779	3,583
KongZhong Corp. sponsored ADR (a)	1,141	5,773
Lawson Software, Inc. (a)	4,784	18,371
Macrovision Solutions Corp. (a)	3,179	50,006
Magic Software Enterprises Ltd. (a)	2,190	2,453
Magma Design Automation, Inc. (a)	1,129	1,242
Majesco Entertainment Co. (a)	4,362	3,228
Manhattan Associates, Inc. (a)	996	14,751
Mentor Graphics Corp. (a)	2,922	12,944
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
MICROS Systems, Inc. (a)	2,447	$ 39,348
Microsoft Corp.	280,892	4,536,379
MicroStrategy, Inc. Class A (a)	300	10,959
Monotype Imaging Holdings, Inc. (a)	1,242	3,068
MSC.Software Corp. (a)	1,662	7,678
Net 1 UEPS Technologies, Inc. (a)	1,947	28,173
NetScout Systems, Inc. (a)	1,494	19,736
Novell, Inc. (a)	11,106	35,095
Nuance Communications, Inc. (a)	8,316	73,680
OpenTV Corp. Class A (a)	4,729	5,580
Opnet Technologies, Inc. (a)	822	7,530
Oracle Corp. (a)	162,561	2,526,198
Parametric Technology Corp. (a)	3,528	28,718
Pegasystems, Inc.	948	13,585
Perfect World Co. Ltd. sponsored ADR Class B (a)	982	11,293
Pervasive Software, Inc. (a)	1,285	4,587
Phoenix Technologies Ltd. (a)	960	2,246
Plato Learning, Inc. (a)	1,237	1,979
Progress Software Corp. (a)	1,350	21,519
QAD, Inc.	1,321	3,316
Quality Systems, Inc.	882	34,142
Quest Software, Inc. (a)	3,126	35,324
Radiant Systems, Inc. (a)	1,056	2,967
Renaissance Learning, Inc.	960	6,826
Retalix Ltd. (a)	630	4,605
Salary.com, Inc. (a)	768	1,260
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,108	36,365
Smith Micro Software, Inc. (a)	1,069	4,543
Soapstone Networks, Inc. (a)	961	3,162
Sonic Foundry, Inc. (a)	2,634	1,396
Sonic Solutions, Inc.	780	772
Sourcefire, Inc. (a)	750	5,078
SourceForge, Inc. (a)	2,580	2,141
SPSS, Inc. (a)	659	16,547
SuccessFactors, Inc. (a)	1,614	8,199
SumTotal Systems, Inc. (a)	1,345	2,273
Symantec Corp. (a)	26,083	360,728
Symyx Technologies, Inc. (a)	1,104	4,107
Synchronoss Technologies, Inc. (a)	1,002	9,559
Synopsys, Inc. (a)	4,398	81,935
Take-Two Interactive Software, Inc.	2,286	14,150
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Taleo Corp. Class A (a)	1,057	$ 9,513
TeleCommunication Systems, Inc. Class A (a)	1,200	9,900
The9 Ltd. sponsored ADR	630	7,352
THQ, Inc. (a)	1,825	4,563
TIBCO Software, Inc. (a)	5,226	25,242
TiVo, Inc. (a)	3,282	23,269
Ultimate Software Group, Inc. (a)	780	10,101
Unica Corp. (a)	792	3,691
Vasco Data Security International, Inc. (a)	1,212	5,987
Veraz Networks, Inc. (a)	4,326	2,163
Versant Corp. (a)	252	3,682
Wind River Systems, Inc. (a)	2,694	20,340
		10,475,886
TOTAL INFORMATION TECHNOLOGY		32,720,613
MATERIALS - 1.0%
Chemicals - 0.3%
A. Schulman, Inc.	820	11,718
Altair Nanotechnologies, Inc. (a)	4,273	3,461
American Pacific Corp. (a)	420	2,100
Balchem Corp.	450	9,338
GenTek, Inc. (a)	504	7,046
Hawkins, Inc.	444	5,799
ICO, Inc. (a)	1,213	1,953
Innophos Holdings, Inc.	851	9,038
Innospec, Inc.	816	3,297
KMG Chemicals, Inc.	409	1,607
Landec Corp. (a)	858	4,084
Methanex Corp.	2,958	21,741
Penford Corp.	383	1,869
ShengdaTech, Inc. (a)(d)	1,620	5,605
Sigma Aldrich Corp.	3,939	140,622
Zoltek Companies, Inc. (a)	1,026	5,869
		235,147
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,117	1,709
United States Lime & Minerals, Inc. (a)	276	5,777
		7,486
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	336	$ 4,385
Caraustar Industries, Inc. (a)	1,464	51
Silgan Holdings, Inc.	1,230	60,344
		64,780
Metals & Mining - 0.6%
Anglo American PLC ADR	3,969	28,061
Century Aluminum Co. (a)	1,499	3,328
China Natural Resources, Inc. (a)	654	6,121
China Precision Steel, Inc. (a)	3,132	3,101
DRDGOLD Ltd. sponsored ADR	1,656	13,198
Haynes International, Inc. (a)	348	4,698
Horsehead Holding Corp. (a)	1,009	3,844
Kaiser Aluminum Corp.	659	14,524
Lihir Gold Ltd. sponsored ADR (a)(d)	936	20,030
Olympic Steel, Inc.	384	4,754
Pan American Silver Corp. (a)(d)	2,550	36,720
Randgold Resources Ltd. sponsored ADR	1,990	90,505
Royal Gold, Inc.	1,045	42,281
Schnitzer Steel Industries, Inc. Class A	695	19,905
Silver Standard Resources, Inc. (a)	2,033	30,678
Steel Dynamics, Inc.	5,796	48,397
Universal Stainless & Alloy Products, Inc. (a)	143	1,459
		371,604
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	1,993	1,076
TOTAL MATERIALS		680,093
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
012 Smile.Communications Ltd. (a)	450	2,399
8X8, Inc. (a)	4,801	2,401
Alaska Communication Systems Group, Inc.	1,314	8,265
Arbinet-thexchange, Inc.	756	1,119
Atlantic Tele-Network, Inc.	443	9,237
Cbeyond, Inc. (a)	882	12,710
Cogent Communications Group, Inc. (a)	1,416	9,374
Consolidated Communications Holdings, Inc.	828	8,007
D&E Communications, Inc.	997	6,730
General Communications, Inc. Class A (a)	1,806	9,734
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Global Crossing Ltd. (a)	1,631	$ 11,939
HickoryTech Corp.	456	2,271
iBasis, Inc. (a)	1,860	1,172
Level 3 Communications, Inc. (a)	48,750	39,000
NTELOS Holdings Corp.	1,451	27,816
PAETEC Holding Corp. (a)	4,434	6,518
Shenandoah Telecommunications Co.	714	15,101
SureWest Communications	564	6,176
Telefonos de Mexico SA de CV Series A sponsored ADR	143	1,945
tw telecom, inc. (a)	4,986	40,087
Warwick Valley Telephone Co.	457	4,017
		226,018
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series A sponsored ADR	239	6,030
Centennial Communications Corp. Class A (a)	3,210	26,418
Clearwire Corp. Class A (a)(d)	6,028	19,410
FiberTower Corp. (a)	5,077	508
ICO Global Communications Holdings Ltd. Class A (a)	4,302	1,076
IPCS, Inc. (a)	455	3,754
Leap Wireless International, Inc. (a)	2,262	61,323
Millicom International Cellular SA	3,426	134,882
NII Holdings, Inc. (a)	5,303	67,931
Partner Communications Co. Ltd. ADR	462	6,657
SBA Communications Corp. Class A (a)	3,444	71,566
Terrestar Corp. (a)	2,610	1,201
USA Mobility, Inc.	1,074	9,816
		410,572
TOTAL TELECOMMUNICATION SERVICES		636,590
UTILITIES - 0.1%
Electric Utilities - 0.0%
Enernoc, Inc. (a)	709	7,856
MGE Energy, Inc.	731	21,988
		29,844
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	2,304	1,037
Water Utilities - 0.1%
Artesian Resources Corp. Class A	527	7,404
Cadiz, Inc. (a)	455	3,613
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Connecticut Water Service, Inc.	372	$ 7,563
Consolidated Water Co., Inc.	564	4,879
Middlesex Water Co.	408	5,708
Southwest Water Co.	1,266	6,064
York Water Co.	342	3,834
		39,065
TOTAL UTILITIES		69,946
TOTAL COMMON STOCKS (Cost $97,812,487)		65,061,287
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.59% (b)	11,028	11,028
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	1,071,300	1,071,300
TOTAL MONEY MARKET FUNDS (Cost $1,082,328)		1,082,328
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $98,894,815)		66,143,615
NET OTHER ASSETS - (1.6)%		(1,041,559)
NET ASSETS - 100%		$ 65,102,056
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 258
Fidelity Securities Lending Cash Central Fund	8,885
Total	$ 9,143
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 66,143,615	$ 66,143,615	$ -	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $99,034,807. Net unrealized depreciation aggregated $32,891,192, of which $740,280 related to appreciated investment securities and $33,631,472 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2009